GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Financial Statements

Year ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Year ended December 31, 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life and Annuity Insurance Company and

Contract Owners of Genworth Life & Annuity VA Separate Account 1:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life & Annuity VA Separate Account 1 (the Separate Account), as of December 31, 2024, the related statements of operations for the year or period then ended and the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 1997.

Richmond, Virginia

April 23, 2025

APPENDIX

Statements of assets and liabilities as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the five-year or lesser periods then ended.

AB Variable Products Series Fund, Inc.

AB VPS Balanced Hedged Allocation Portfolio — Class B

AB VPS International Value Portfolio — Class B

AB VPS Large Cap Growth Portfolio — Class B

AB VPS Relative Value Portfolio — Class B (1)

AB VPS Small Cap Growth Portfolio — Class B

AB VPS Sustainable Global Thematic Portfolio — Class B

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Franchise Fund — Series I shares

Invesco V.I. American Franchise Fund — Series II shares

Invesco V.I. American Value Fund — Series II shares

Invesco V.I. Capital Appreciation Fund — Series I shares

Invesco V.I. Capital Appreciation Fund — Series II shares

Invesco V.I. Comstock Fund — Series II shares

Invesco V.I. Core Equity Fund — Series I shares

Invesco V.I. Core Plus Bond Fund — Series I shares

Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares

Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares

Invesco V.I. EQV International Equity Fund — Series II shares

Invesco V.I. Equity and Income Fund — Series I shares

Invesco V.I. Equity and Income Fund — Series II shares

Invesco V.I. Global Fund — Series II shares

Invesco V.I. Global Real Estate Fund — Series II shares

Invesco V.I. Global Strategic Income Fund — Series I shares

Invesco V.I. Government Securities Fund — Series I shares

Invesco V.I. Main Street Fund® — Series II shares

Invesco V.I. Main Street Small Cap Fund® — Series II shares

Invesco V.I. Technology Fund — Series I shares

Allspring Variable Trust

Allspring VT Discovery All Cap Growth Fund — Class 2 (1)

BNY Mellon

BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares

BNY Mellon Variable Investment Fund — Government Money Market Portfolio

BlackRock Variable Series Funds, Inc.

BlackRock Advantage SMID Cap V.I. Fund — Class III Shares

BlackRock Basic Value V.I. Fund — Class III Shares

BlackRock Global Allocation V.I. Fund — Class III Shares

BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares

Columbia Funds Variable Series Trust II

CTIVP® — Principal Blue Chip Growth Fund — Class 1

Columbia Variable Portfolio — Overseas Core Fund — Class 2

Deutsche DWS Variable Series II

DWS Small Mid Cap Value VIP — Class B Shares

Eaton Vance Variable Trust

VT Floating — Rate Income Fund

Federated Hermes Insurance Series

Federated Hermes High Income Bond Fund II — Primary Shares

Federated Hermes High Income Bond Fund II — Service Shares

Federated Hermes Kaufmann Fund II — Service Shares

Federated Hermes Managed Volatility Fund II — Primary Shares

Fidelity® Variable Insurance Products Fund

VIP Asset Manager Portfolio — Initial Class

VIP Asset Manager Portfolio — Service Class 2

VIP Balanced Portfolio — Service Class 2

VIP Contrafund® Portfolio — Initial Class

VIP Contrafund® Portfolio — Service Class 2

VIP Dynamic Capital Appreciation Portfolio — Service Class 2

VIP Equity-Income PortfolioSM — Initial Class

VIP Equity-Income PortfolioSM — Service Class 2

VIP Growth & Income Portfolio — Initial Class

VIP Growth & Income Portfolio — Service Class 2

VIP Growth Opportunities Portfolio — Initial Class

VIP Growth Opportunities Portfolio — Service Class 2

VIP Growth Portfolio — Initial Class

VIP Growth Portfolio — Service Class 2

VIP Investment Grade Bond Portfolio — Service Class 2

VIP Mid Cap Portfolio — Initial Class

VIP Mid Cap Portfolio — Service Class 2

VIP Overseas Portfolio — Initial Class

VIP Value Strategies Portfolio — Service Class 2

Franklin Templeton Variable Insurance Products Trust

Franklin Allocation VIP Fund — Class 2 Shares

Franklin Income VIP Fund — Class 2 Shares

Franklin Large Cap Growth VIP Fund — Class 2 Shares

Franklin Mutual Shares VIP Fund — Class 2 Shares

Templeton Foreign VIP Fund — Class 1 Shares

Templeton Foreign VIP Fund — Class 2 Shares

Templeton Global Bond VIP Fund — Class 1 Shares

Templeton Growth VIP Fund — Class 2 Shares

Goldman Sachs Variable Insurance Trust

Goldman Sachs Government Money Market Fund — Service Shares

Goldman Sachs Large Cap Value Fund — Institutional Shares

Goldman Sachs Mid Cap Value Fund — Institutional Shares

Janus Aspen Series

Janus Henderson Balanced Portfolio — Institutional Shares

Janus Henderson Balanced Portfolio — Service Shares

Janus Henderson Enterprise Portfolio — Institutional Shares

Janus Henderson Enterprise Portfolio — Service Shares

Janus Henderson Flexible Bond Portfolio — Institutional Shares

Janus Henderson Forty Portfolio — Institutional Shares

Janus Henderson Forty Portfolio — Service Shares

Janus Henderson Global Research Portfolio — Institutional Shares

Janus Henderson Global Research Portfolio — Service Shares

Janus Henderson Global Technology and Innovation Portfolio — Service Shares

Janus Henderson Overseas Portfolio — Institutional Shares

Janus Henderson Overseas Portfolio — Service Shares

Janus Henderson Research Portfolio — Institutional Shares

Janus Henderson Research Portfolio — Service Shares

Legg Mason Partners Variable Equity Trust

ClearBridge Variable Dividend Strategy Portfolio — Class I

ClearBridge Variable Dividend Strategy Portfolio — Class II

ClearBridge Variable Growth Portfolio — Class II (1)

ClearBridge Variable Large Cap Value Portfolio — Class I

Lincoln Variable Insurance Products Trust

LVIP American Century Disciplined Core Value Fund — Standard Class II (1)

LVIP American Century Inflation Protection Fund — Service Class (1)

LVIP American Century International Fund — Standard Class II (1)

LVIP American Century Ultra® Fund — Standard Class II (1)

LVIP American Century Value Fund — Standard Class II (1)

LVIP JPMorgan Core Bond Fund — Standard Class (1)

LVIP JPMorgan Mid Cap Value Fund — Standard Class (1)

LVIP JPMorgan Small Cap Core Fund — Standard Class (1)

LVIP JPMorgan U.S. Equity Fund — Standard Class (1)

MFS® Variable Insurance Trust

MFS® Investors Trust Series — Service Class Shares

MFS® New Discovery Series — Service Class Shares

MFS® Total Return Series — Service Class Shares

MFS® Utilities Series — Service Class Shares

MFS® Variable Insurance Trust II

MFS® Income Portfolio — Service Class Shares

MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares

PIMCO Variable Insurance Trust

All Asset Portfolio — Advisor Class Shares

High Yield Portfolio — Administrative Class Shares

International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares

Long-Term U.S. Government Portfolio — Administrative Class Shares

Low Duration Portfolio — Administrative Class Shares

Total Return Portfolio — Administrative Class Shares

Rydex Variable Trust

NASDAQ — 100® Fund

State Street Variable Insurance Series Funds, Inc.

Income V.I.S. Fund — Class 1 Shares

Premier Growth Equity V.I.S. Fund — Class 1 Shares

Real Estate Securities V.I.S. Fund — Class 1 Shares

S&P 500® Index V.I.S. Fund — Class 1 Shares

Small-Cap Equity V.I.S. Fund — Class 1 Shares

Total Return V.I.S. Fund — Class 1 Shares

Total Return V.I.S. Fund — Class 3 Shares

U.S. Equity V.I.S. Fund — Class 1 Shares

The Alger Portfolios

Alger Large Cap Growth Portfolio — Class I-2 Shares

Alger Small Cap Growth Portfolio — Class I-2 Shares

The Prudential Series Fund

PSF Mid-Cap Growth Portfolio — Class II Shares

PSF Natural Resources Portfolio — Class II Shares

PSF PGIM Jennison Blend Portfolio — Class II Shares

PSF PGIM Jennison Growth Portfolio — Class II Shares

Statements of assets and liabilities as of December 31, 2024, the related statements of operations for the period from January 1, 2024 to June 17, 2024 (liquidation date) and the statements of changes in net assets for the period from January 1, 2023 to June 17, 2024 (liquidation date).

Deutsche DWS Variable Series I

DWS Capital Growth VIP — Class B Shares

Deutsche DWS Variable Series II

DWS CROCI® U.S. VIP — Class B Shares

Statements of assets and liabilities as of December 31, 2024, the related statements of operations for the period from January 1, 2024 to April 26, 2024 (liquidation date) and the statements of changes in net assets for the period from January 1, 2023 to April 26, 2024 (liquidation date).

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Conservative Balanced Fund — Series I shares

Invesco V.I. Conservative Balanced Fund — Series II shares

Statement of assets and liabilities as of December 31, 2024, the related statement of operations for the year then ended, and the statements of changes in net assets for the period from March 10, 2023 (inception) to December 31, 2024 and the financial highlights for the lesser periods in the five years ended December 31, 2024.

Advanced Series Trust

AST International Equity Portfolio — Class I Shares

(1)	See Note 1 to the financial statements for the former name of the subaccount.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities

December 31, 2024

	AB Variable Products Series Fund, Inc.

	AB VPS Balanced Hedged Allocation Portfolio — Class B	AB VPS International Value Portfolio — Class B	AB VPS Large Cap Growth Portfolio — Class B	AB VPS Relative Value Portfolio — Class B	AB VPS Small Cap Growth Portfolio — Class B

Assets:
Investments at fair value (note 2b)	$5,553,733	$4,623,726	$12,610,605	$26,232,614	$3,272,050
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	5	—	—
Total assets	5,553,733	4,623,726	12,610,610	26,232,614	3,272,050

Liabilities:
Accrued expenses payable to affiliate (note 4b)	286	203	547	1,106	137
Payable for units withdrawn	7,641	6,519	—	65,999	1
Total liabilities	7,927	6,722	547	67,105	138

Net assets attributable to:
Variable annuity contract owners in the accumulation period	5,000,359	4,605,767	11,939,217	25,528,146	3,270,498
Variable annuity contract owners in the annuitization period	545,447	11,237	670,846	637,363	1,414
Net assets	$5,545,806	$4,617,004	$12,610,063	$26,165,509	$3,271,912

Investments in securities at cost	$6,119,716	$4,456,425	$8,624,337	$22,568,151	$4,335,723
Shares outstanding	616,397	307,020	158,186	849,777	346,615

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Conservative Balanced Fund — Series I shares	Invesco V.I. Conservative Balanced Fund — Series II shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Core Plus Bond Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares

Assets:
Investments at fair value (note 2b)	$—	$—	$58,802,972	$5,008,479	$20,643,257
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	—	—	58,802,972	5,008,479	20,643,257

Liabilities:
Accrued expenses payable to affiliate (note 4b)	—	—	2,761	194	762
Payable for units withdrawn	—	—	16,102	104	6,035
Total liabilities	—	—	18,863	298	6,797

Net assets attributable to:
Variable annuity contract owners in the accumulation period	—	—	56,239,811	4,956,567	20,382,504
Variable annuity contract owners in the annuitization period	—	—	2,544,298	51,614	253,956
Net assets	$—	$—	$58,784,109	$5,008,181	$20,636,460

Investments in securities at cost	$—	$—	$58,716,565	$5,112,457	$17,656,966
Shares outstanding	—	—	1,749,047	878,681	264,555

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

AB Variable Products Series Fund, Inc. (continued)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB VPS Sustainable Global Thematic Portfolio — Class B	Invesco V.I. American Franchise Fund — Series I shares	Invesco V.I. American Franchise Fund — Series II shares	Invesco V.I. American Value Fund — Series II shares	Invesco V.I. Capital Appreciation Fund — Series I shares	Invesco V.I. Capital Appreciation Fund — Series II shares	Invesco V.I. Comstock Fund — Series II shares

$1,680,383	$8,090,666	$3,684,432	$11,394,408	$26,226,734	$10,448,684	$42,732,451
—	—	—	—	—	—	—
6	216	—	42	—	291	—
1,680,389	8,090,882	3,684,432	11,394,450	26,226,734	10,448,975	42,732,451

71	348	155	473	1,017	439	1,863
—	—	125	—	—	—	375
71	348	280	473	1,017	439	2,238

1,680,173	7,833,533	3,682,223	11,344,874	26,091,570	10,374,636	42,075,094
145	257,001	1,929	49,103	134,147	73,900	655,119
$1,680,318	$8,090,534	$3,684,152	$11,393,977	$26,225,717	$10,448,536	$42,730,213

$1,393,127	$5,954,026	$2,481,946	$10,568,126	$18,834,250	$8,495,832	$39,509,639
51,231	101,731	51,459	657,496	415,309	174,903	2,073,384

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	Invesco V.I. EQV International Equity Fund — Series II shares	Invesco V.I. Equity and Income Fund — Series I shares	Invesco V.I. Equity and Income Fund — Series II shares	Invesco V.I. Global Fund — Series II shares	Invesco V.I. Global Real Estate Fund — Series II shares	Invesco V.I. Global Strategic Income Fund — Series I shares

$7,018,746	$21,691,884	$6,171,860	$23,127,682	$28,551,140	$181,843	$1,420,478
—	—	—	—	—	—	—
151	—	—	—	—	—	—
7,018,897	21,691,884	6,171,860	23,127,682	28,551,140	181,843	1,420,478

294	991	226	1,218	1,211	9	54
—	13,369	162	4,859	32,606	1	—
294	14,360	388	6,077	33,817	10	54

7,015,691	21,057,206	6,112,867	22,241,029	28,359,110	111,306	1,372,390
2,912	620,318	58,605	880,576	158,213	70,527	48,034
$7,018,603	$21,677,524	$6,171,472	$23,121,605	$28,517,323	$181,833	$1,420,424

$6,884,263	$22,512,325	$6,091,737	$22,732,865	$27,188,129	$183,573	$1,662,653
104,867	659,528	353,486	1,334,546	738,519	13,934	331,114

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)				Advanced Series Trust

	Invesco V.I. Government Securities Fund — Series I shares	Invesco V.I. Main Street Fund® — Series II shares	Invesco V.I. Main Street Small Cap Fund® — Series II shares	Invesco V.I. Technology Fund — Series I shares	AST International Equity Portfolio — Class I Shares

Assets:
Investments at fair value (note 2b)	$—	$81,468,820	$24,601,609	$—	$—
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	2,558	—	—
Total assets	—	81,468,820	24,604,167	—	—

Liabilities:
Accrued expenses payable to affiliate (note 4b)	—	3,792	1,109	—	—
Payable for units withdrawn	—	10,231	—	—	—
Total liabilities	—	14,023	1,109	—	—

Net assets attributable to:
Variable annuity contract owners in the accumulation period	—	78,466,187	23,930,957	—	—
Variable annuity contract owners in the annuitization period	—	2,988,610	672,101	—	—
Net assets	$—	$81,454,797	$24,603,058	$—	$—

Investments in securities at cost	$—	$85,876,140	$22,611,496	$—	$—
Shares outstanding	—	4,112,510	863,517	—	—

	BlackRock Variable Series Funds, Inc. (continued)	Columbia Funds Variable Series Trust II		Deutsche DWS Variable Series I	Deutsche DWS Variable Series II

	BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	CTIVP® — Principal Blue Chip Growth Fund — Class 1	Columbia Variable Portfolio — Overseas Core Fund — Class 2	DWS Capital Growth VIP — Class B Shares	DWS CROCI® U.S. VIP — Class B Shares

Assets:
Investments at fair value (note 2b)	$9,438,999	$27,065,630	$7,401,884	$—	$—
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	1,858	750	—	—
Total assets	9,438,999	27,067,488	7,402,634	—	—

Liabilities:
Accrued expenses payable to affiliate (note 4b)	397	1,121	319	—	—
Payable for units withdrawn	—	—	—	—	—
Total liabilities	397	1,121	319	—	—

Net assets attributable to:
Variable annuity contract owners in the accumulation period	9,438,602	26,924,501	7,372,480	—	—
Variable annuity contract owners in the annuitization period	—	141,866	29,835	—	—
Net assets	$9,438,602	$27,066,367	$7,402,315	$—	$—

Investments in securities at cost	$7,363,765	$17,288,227	$7,299,521	$—	$—
Shares outstanding	422,327	377,748	565,893	—	—

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

Allspring Variable Trust	BNY Mellon			BlackRock Variable Series Funds, Inc.

Allspring VT Discovery All Cap Growth Fund — Class 2	BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	BNY Mellon Variable Investment Fund — Government Money Market Portfolio	BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	BlackRock Basic Value V.I. Fund — Class III Shares	BlackRock Global Allocation V.I. Fund — Class III Shares

$2,344,684	$256,343	$9,977,327	$1,145,123	$9,811,492	$12,547,773	$111,739,863
—	—	—	4,187	—	—	—
—	—	—	—	—	1,592	—
2,344,684	256,343	9,977,327	1,149,310	9,811,492	12,549,365	111,739,863

97	12	416	47	402	522	5,670
1	2	1	1	36	—	11,901
98	14	417	48	438	522	17,571

2,344,586	186,732	9,976,910	1,128,712	9,805,725	12,526,993	102,226,915
—	69,597	—	20,550	5,329	21,850	9,495,377
$2,344,586	$256,329	$9,976,910	$1,149,262	$9,811,054	$12,548,843	$111,722,292

$2,272,982	$228,513	$6,253,896	$1,145,123	$9,300,948	$13,300,053	$121,372,222
85,354	12,456	179,739	1,145,123	899,312	982,598	8,668,725

Deutsche DWS Variable Series II (continued)	Eaton Vance Variable Trust	Federated Hermes Insurance Series				Fidelity® Variable Insurance Products Fund

DWS Small Mid Cap Value VIP — Class B Shares	VT Floating-Rate Income Fund	Federated Hermes High Income Bond Fund II — Primary Shares	Federated Hermes High Income Bond Fund II — Service Shares	Federated Hermes Kaufmann Fund II — Service Shares	Federated Hermes Managed Volatility Fund II — Primary Shares	VIP Asset Manager Portfolio — Initial Class

$10,800	$18,090,846	$4,283,261	$5,224,456	$23,690,295	$6,646,663	$26,661,633
—	112,277	—	—	—	—	—
—	—	—	89	276	—	—
10,800	18,203,123	4,283,261	5,224,545	23,690,571	6,646,663	26,661,633

1	838	171	221	1,071	268	891
1	21,464	105	—	—	—	—
2	22,302	276	221	1,071	268	891

10,798	17,481,563	4,203,467	5,195,376	23,086,231	6,586,099	26,298,302
—	699,258	79,518	28,948	603,269	60,296	362,440
$10,798	$18,180,821	$4,282,985	$5,224,324	$23,689,500	$6,646,395	$26,660,742

$10,125	$18,391,630	$4,650,226	$5,689,401	$22,204,479	$6,410,101	$24,477,131
782	2,101,144	754,095	926,322	1,335,417	652,273	1,620,768

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Asset Manager Portfolio — Service Class 2	VIP Balanced Portfolio — Service Class 2	VIP Contrafund® Portfolio —Initial Class	VIP Contrafund® Portfolio — Service Class 2	VIP Dynamic Capital Appreciation Portfolio — Service Class 2

Assets:
Investments at fair value (note 2b)	$4,432,607	$52,814,205	$103,774,617	$134,228,549	$1,681,811
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	4,432,607	52,814,205	103,774,617	134,228,549	1,681,811

Liabilities:
Accrued expenses payable to affiliate (note 4b)	214	2,677	4,064	6,045	71
Payable for units withdrawn	—	304	91,546	30,568	1
Total liabilities	214	2,981	95,610	36,613	72

Net assets attributable to:
Variable annuity contract owners in the accumulation period	4,397,039	50,479,460	102,733,986	130,438,266	1,681,739
Variable annuity contract owners in the annuitization period	35,354	2,331,764	945,021	3,753,670	—
Net assets	$4,432,393	$52,811,224	$103,679,007	$134,191,936	$1,681,739

Investments in securities at cost	$4,130,704	$42,503,793	$65,968,429	$102,519,329	$1,155,585
Shares outstanding	278,780	2,229,388	1,791,070	2,418,532	88,007

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Growth Portfolio — Service Class 2	VIP Investment Grade Bond Portfolio — Service Class 2	VIP Mid Cap Portfolio — Initial Class	VIP Mid Cap Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class

Assets:
Investments at fair value (note 2b)	$18,670,161	$49,275,685	$—	$65,104,330	$8,962,977
Dividend receivable	—	—	—	—	—
Receivable for units sold	434	—	—	—	78
Total assets	18,670,595	49,275,685	—	65,104,330	8,963,055

Liabilities:
Accrued expenses payable to affiliate (note 4b)	795	2,326	—	2,769	336
Payable for units withdrawn	—	172,313	—	123,517	—
Total liabilities	795	174,639	—	126,286	336

Net assets attributable to:
Variable annuity contract owners in the accumulation period	18,367,567	46,843,266	—	64,006,399	8,918,295
Variable annuity contract owners in the annuitization period	302,233	2,257,780	—	971,645	44,424
Net assets	$18,669,800	$49,101,046	$—	$64,978,044	$8,962,719

Investments in securities at cost	$15,576,546	$52,746,413	$—	$64,486,293	$7,158,832
Shares outstanding	201,317	4,639,895	—	1,834,959	351,903

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

Fidelity® Variable Insurance Products Fund (continued)

VIP Equity-Income PortfolioSM — Initial Class	VIP Equity-Income PortfolioSM — Service Class 2	VIP Growth & Income Portfolio — Initial Class	VIP Growth & Income Portfolio — Service Class 2	VIP Growth Opportunities Portfolio — Initial Class	VIP Growth Opportunities Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class

$60,962,370	$31,026,576	$14,320,931	$12,679,082	$15,507,146	$8,379,689	$71,948,685
—	—	—	—	—	—	—
—	1,638	—	—	—	—	—
60,962,370	31,028,214	14,320,931	12,679,082	15,507,146	8,379,689	71,948,685

2,279	1,328	564	543	613	357	2,632
2,158	—	72,395	12,028	—	257	26,709
4,437	1,328	72,959	12,571	613	614	29,341

60,403,253	30,291,804	14,197,740	12,561,027	15,454,637	8,286,977	71,166,263
554,680	735,082	50,232	105,484	51,896	92,098	753,081
$60,957,933	$31,026,886	$14,247,972	$12,666,511	$15,506,533	$8,379,075	$71,919,344

$52,336,116	$27,372,554	$9,478,690	$9,258,117	$8,743,044	$5,835,007	$53,948,523
2,292,680	1,216,728	468,770	430,822	186,833	104,290	742,198

Fidelity® Variable Insurance Products Fund (continued)	Franklin Templeton Variable Insurance Products Trust

VIP Value Strategies Portfolio — Service Class 2	Franklin Allocation VIP Fund — Class 2 Shares	Franklin Income VIP Fund — Class 2 Shares	Franklin Large Cap Growth VIP Fund — Class 2 Shares	Franklin Mutual Shares VIP Fund — Class 2 Shares	Templeton Foreign VIP Fund — Class 1 Shares	Templeton Foreign VIP Fund — Class 2 Shares

$2,543,131	$25,684,244	$126,719,816	$190,129	$20,926,372	$2,936,397	$157,745
—	—	—	—	—	—	—
—	—	—	—	—	—	—
2,543,131	25,684,244	126,719,816	190,129	20,926,372	2,936,397	157,745

106	1,353	6,667	8	943	119	7
—	366,924	250,641	1	1,397	58	1
106	368,277	257,308	9	2,340	177	8

2,535,856	21,078,784	115,211,211	190,120	20,325,038	2,909,928	157,737
7,169	4,237,183	11,251,297	—	598,994	26,292	—
$2,543,025	$25,315,967	$126,462,508	$190,120	$20,924,032	$2,936,220	$157,737

$2,332,370	$29,257,893	$131,415,724	$176,135	$21,860,680	$2,939,549	$158,486
161,674	4,901,573	8,824,500	9,158	1,276,777	208,551	11,464

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

	Franklin Templeton Variable Insurance Products Trust (continued)		Goldman Sachs Variable Insurance Trust

	Templeton Global Bond VIP Fund — Class 1 Shares	Templeton Growth VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares	Goldman Sachs Large Cap Value Fund — Institutional Shares	Goldman Sachs Mid Cap Value Fund — Institutional Shares

Assets:
Investments at fair value (note 2b)	$1,726,648	$4,137,258	$113,414,290	$4,412,163	$25,564,573
Dividend receivable	—	—	414,228	—	—
Receivable for units sold	—	—	423,171	—	—
Total assets	1,726,648	4,137,258	114,251,689	4,412,163	25,564,573

Liabilities:
Accrued expenses payable to affiliate (note 4b)	66	175	4,909	176	1,034
Payable for units withdrawn	—	522	—	—	433
Total liabilities	66	697	4,909	176	1,467

Net assets attributable to:
Variable annuity contract owners in the accumulation period	1,658,465	4,065,752	113,893,803	4,377,151	25,322,248
Variable annuity contract owners in the annuitization period	68,117	70,809	352,977	34,836	240,858
Net assets	$1,726,582	$4,136,561	$114,246,780	$4,411,987	$25,563,106

Investments in securities at cost	$2,354,401	$3,963,267	$113,414,290	$4,836,033	$23,938,065
Shares outstanding	143,171	331,511	113,414,290	511,852	1,515,387

	Janus Aspen Series (continued)

	Janus Henderson Global Research Portfolio — Institutional Shares	Janus Henderson Global Research Portfolio — Service Shares	Janus Henderson Global Technology and Innovation Portfolio— Service Shares	Janus Henderson Overseas Portfolio— Institutional Shares	Janus Henderson Overseas Portfolio — Service Shares

Assets:
Investments at fair value (note 2b)	$33,511,171	$2,462,346	$12,150,504	$14,432,595	$1,360,129
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	136	157,917	—	—
Total assets	33,511,171	2,462,482	12,308,421	14,432,595	1,360,129

Liabilities:
Accrued expenses payable to affiliate (note 4b)	1,288	104	493	570	57
Payable for units withdrawn	13,216	—	—	36,983	7
Total liabilities	14,504	104	493	37,553	64

Net assets attributable to:
Variable annuity contract owners in the accumulation period	32,017,516	2,462,378	12,127,062	14,305,252	1,360,065
Variable annuity contract owners in the annuitization period	1,479,151	—	180,866	89,790	—
Net assets	$33,496,667	$2,462,378	$12,307,928	$14,395,042	$1,360,065

Investments in securities at cost	$19,468,353	$1,428,265	$7,144,311	$12,199,231	$997,038
Shares outstanding	461,586	35,191	574,220	328,611	32,562

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

Janus Aspen Series

Janus Henderson Balanced Portfolio — Institutional Shares	Janus Henderson Balanced Portfolio — Service Shares	Janus Henderson Enterprise Portfolio — Institutional Shares	Janus Henderson Enterprise Portfolio — Service Shares	Janus Henderson Flexible Bond Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Service Shares

$48,084,599	$72,042,500	$37,412,225	$4,700,726	$5,886,699	$36,768,621	$16,448,175
—	—	—	—	—	—	—
—	—	—	16	—	—	—
48,084,599	72,042,500	37,412,225	4,700,742	5,886,699	36,768,621	16,448,175

1,864	3,531	1,455	196	232	1,479	697
16,367	162,892	71,682	—	1	20,762	6,593
18,231	166,423	73,137	196	233	22,241	7,290

47,638,859	68,810,888	37,018,090	4,700,546	5,852,198	36,062,305	16,428,969
427,509	3,065,189	320,998	—	34,268	684,075	11,916
$48,066,368	$71,876,077	$37,339,088	$4,700,546	$5,886,466	$36,746,380	$16,440,885

$30,665,973	$48,683,220	$26,346,510	$3,602,788	$7,048,257	$25,047,280	$12,624,268
938,786	1,324,554	444,431	62,911	603,764	640,792	322,134

Janus Aspen Series (continued)		Legg Mason Partners Variable Equity Trust				Lincoln Variable Insurance Products Trust

Janus Henderson Research Portfolio — Institutional Shares	Janus Henderson Research Portfolio — Service Shares	ClearBridge Variable Dividend Strategy Portfolio — Class I	ClearBridge Variable Dividend Strategy Portfolio — Class II	ClearBridge Variable Growth Portfolio — Class II	ClearBridge Variable Large Cap Value Portfolio — Class I	LVIP American Century Disciplined Core Value Fund — Standard Class II

$41,918,066	$3,176,160	$3,721,130	$4,378,492	$2,296,270	$11,722,633	$38,913
—	—	—	—	—	—	—
—	214	—	—	—	—	—
41,918,066	3,176,374	3,721,130	4,378,492	2,296,270	11,722,633	38,913

1,618	136	146	236	100	482	2
1,163	—	—	1	15	624	2
2,781	136	146	237	115	1,106	4

41,602,534	2,991,040	3,675,810	4,197,398	2,284,787	11,674,811	38,909
312,751	185,198	45,174	180,857	11,368	46,716	—
$41,915,285	$3,176,238	$3,720,984	$4,378,255	$2,296,155	$11,721,527	$38,909

$22,340,783	$1,729,795	$3,473,965	$3,865,443	$3,386,801	$11,868,880	$35,913
705,691	56,275	175,525	205,274	166,156	601,161	4,543

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

	Lincoln Variable Insurance Products Trust (continued)

	LVIP American Century Inflation Protection Fund — Service Class	LVIP American Century International Fund — Standard Class II	LVIP American Century Ultra® Fund — Standard Class II	LVIP American Century Value Fund — Standard Class II	LVIP JPMorgan Core Bond Fund — Standard Class

Assets:
Investments at fair value (note 2b)	$14,821,167	$239,314	$34,077	$67,587	$842,988
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	14,821,167	239,314	34,077	67,587	842,988

Liabilities:
Accrued expenses payable to affiliate (note 4b)	702	11	2	3	43
Payable for units withdrawn	4,365	2	—	—	—
Total liabilities	5,067	13	2	3	43

Net assets attributable to:
Variable annuity contract owners in the accumulation period	13,947,447	168,429	34,075	67,584	553,295
Variable annuity contract owners in the annuitization period	868,653	70,872	—	—	289,650
Net assets	$14,816,100	$239,301	$34,075	$67,584	$842,945

Investments in securities at cost	$16,251,425	$243,019	$24,952	$57,370	$914,658
Shares outstanding	1,617,325	22,399	1,123	5,527	87,720

	MFS® Variable Insurance Trust II		PIMCO Variable Insurance Trust

	MFS® Income Portfolio — Service Class Shares	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	All Asset Portfolio — Advisor Class Shares	High Yield Portfolio — Administrative Class Shares	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares

Assets:
Investments at fair value (note 2b)	$10,977	$5,370,190	$3,249,594	$25,168,427	$990,430
Dividend receivable	—	—	—	128,155	3,398
Receivable for units sold	—	—	—	—	181
Total assets	10,977	5,370,190	3,249,594	25,296,582	994,009

Liabilities:
Accrued expenses payable to affiliate (note 4b)	—	229	140	1,142	42
Payable for units withdrawn	—	60,722	261	10,687	—
Total liabilities	—	60,951	401	11,829	42

Net assets attributable to:
Variable annuity contract owners in the accumulation period	10,977	5,155,314	3,249,193	24,535,314	976,705
Variable annuity contract owners in the annuitization period	—	153,925	—	749,439	17,262
Net assets	$10,977	$5,309,239	$3,249,193	$25,284,753	$993,967

Investments in securities at cost	$12,553	$4,588,877	$3,703,307	$25,590,855	$1,033,430
Shares outstanding	1,332	230,184	363,489	3,476,302	99,043

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

Lincoln Variable Insurance Products Trust (continued)			MFS® Variable Insurance Trust

LVIP JPMorgan Mid Cap Value Fund — Standard Class	LVIP JPMorgan Small Cap Core Fund — Standard Class	LVIP JPMorgan U.S. Equity Fund — Standard Class	MFS® Investors Trust Series — Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares

$203,057	$148,869	$307,712	$3,592,839	$8,141,422	$24,533,007	$9,725,400
—	—	—	—	—	—	—
—	—	—	19	363	1,026	240
203,057	148,869	307,712	3,592,858	8,141,785	24,534,033	9,725,640

10	7	15	151	340	1,270	418
—	2	1	—	—	—	—
10	9	16	151	340	1,270	418

132,562	79,727	236,715	3,555,819	8,105,215	23,563,434	9,709,352
70,485	69,133	70,981	36,888	36,230	969,329	15,870
$203,047	$148,860	$307,696	$3,592,707	$8,141,445	$24,532,763	$9,725,222

$206,702	$142,235	$230,634	$2,471,559	$10,941,606	$24,440,875	$8,789,135
20,835	6,862	6,916	92,385	757,342	1,083,613	291,005

PIMCO Variable Insurance Trust (continued)			Rydex Variable Trust	State Street Variable Insurance Series Funds, Inc.

Long-Term U.S. Government Portfolio — Administrative Class Shares	Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	NASDAQ — 100® Fund	Income V.I.S. Fund — Class 1 Shares	Premier Growth Equity V.I.S. Fund — Class 1 Shares	Real Estate Securities V.I.S. Fund — Class 1 Shares

$23,196,403	$27,444,326	$95,278,864	$9,547,428	$7,517,888	$27,851,728	$16,744,213
61,429	91,436	334,316	—	—	—	—
—	—	—	—	—	144	86
23,257,832	27,535,762	95,613,180	9,547,428	7,517,888	27,851,872	16,744,299

1,095	1,267	4,301	403	308	1,167	668
1,327	10,105	35,790	20	13,239	—	—
2,422	11,372	40,091	423	13,547	1,167	668

22,210,228	26,512,579	92,638,448	9,547,005	7,355,508	27,523,857	16,700,402
1,045,182	1,011,811	2,934,641	—	148,833	326,848	43,229
$23,255,410	$27,524,390	$95,573,089	$9,547,005	$7,504,341	$27,850,705	$16,743,631

$30,962,033	$28,380,429	$106,069,402	$5,344,446	$8,862,000	$23,979,358	$18,701,822
3,190,702	2,846,922	10,539,697	110,939	785,568	239,812	1,584,126

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

	State Street Variable Insurance Series Funds, Inc. (continued)

	S&P 500® Index V.I.S. Fund — Class 1 Shares	Small-Cap Equity V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 3 Shares	U.S. Equity V.I.S. Fund — Class 1 Shares

Assets:
Investments at fair value (note 2b)	$156,416,935	$21,043,180	$606,197,338	$254,163,389	$16,861,065
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	1,574	—	—	—
Total assets	156,416,935	21,044,754	606,197,338	254,163,389	16,861,065

Liabilities:
Accrued expenses payable to affiliate (note 4b)	6,382	880	26,890	13,245	706
Payable for units withdrawn	554,565	—	24,012	13,481	3,327
Total liabilities	560,947	880	50,902	26,726	4,033

Net assets attributable to:
Variable annuity contract owners in the accumulation period	154,897,898	20,857,510	159,886,890	189,423,432	16,799,037
Variable annuity contract owners in the annuitization period	958,090	186,364	446,259,546	64,713,231	57,995
Net assets	$155,855,988	$21,043,874	$606,146,436	$254,136,663	$16,857,032

Investments in securities at cost	$119,533,803	$22,303,444	$632,539,107	$262,352,068	$15,537,178
Shares outstanding	2,865,304	1,676,747	38,709,919	16,219,744	348,585

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Assets and Liabilities — Continued

December 31, 2024

The Alger Portfolios		The Prudential Series Fund

Alger Large Cap Growth Portfolio — Class I-2 Shares	Alger Small Cap Growth Portfolio — Class I-2 Shares	PSF Mid-Cap Growth Portfolio — Class II Shares	PSF Natural Resources Portfolio — Class II Shares	PSF PGIM Jennison Blend Portfolio — Class II Shares	PSF PGIM Jennison Growth Portfolio — Class II Shares

$28,422,325	$10,910,641	$17,870	$4,428,230	$4,884,048	$8,481,932
—	—	—	—	—	—
—	—	—	1,729	—	—
28,422,325	10,910,641	17,870	4,429,959	4,884,048	8,481,932

1,119	432	1	193	213	360
209	4,718	—	—	73	—
1,328	5,150	1	193	286	360

28,210,306	10,782,242	17,869	4,410,908	4,880,925	8,481,572
210,691	123,249	—	18,858	2,837	—
$28,420,997	$10,905,491	$17,869	$4,429,766	$4,883,762	$8,481,572

$20,126,324	$14,845,460	$3,942	$3,865,356	$3,831,268	$3,890,754
318,672	612,613	617	105,284	41,226	48,873

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations

	AB Variable Products Series Fund, Inc.

	AB VPS Balanced Hedged Allocation Portfolio — Class B	AB VPS International Value Portfolio — Class B	AB VPS Large Cap Growth Portfolio — Class B	AB VPS Relative Value Portfolio — Class B	AB VPS Small Cap Growth Portfolio — Class B

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$104,325	$114,229	$—	$347,086	$—
Mortality and expense risk and administrative charges (note 4a)	109,979	222,031	202,169	428,769	53,138
Net investment income (expense)	(5,654)	(107,802)	(202,169)	(81,683)	(53,138)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(292,097)	897,657	844,925	707,118	(633,497)
Change in unrealized appreciation (depreciation)	572,733	239,969	1,442,368	1,313,116	1,214,979
Capital gain distributions	120,169	—	570,260	976,624	—
Net realized and unrealized gain (loss) on investments	400,805	1,137,626	2,857,553	2,996,858	581,482

Increase (decrease) in net assets from operations	$395,151	$1,029,824	$2,655,384	$2,915,175	$528,344

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Conservative Balanced Fund — Series I shares	Invesco V.I. Conservative Balanced Fund — Series II shares	Invesco V.I. Core Equity Fund — Series I shares	Invesco V.I. Core Plus Bond Fund — Series I shares	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares

	Period from January 1 to April 26, 2024	Period from January 1 to April 26, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$164,704	$292,728	$409,292	$192,476	$—
Mortality and expense risk and administrative charges (note 4a)	27,919	76,964	495,088	75,226	270,946
Net investment income (expense)	136,785	215,764	(85,796)	117,250	(270,946)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	141,029	58,627	190,090	(7,009)	156,984
Change in unrealized appreciation (depreciation)	(141,222)	(51,939)	375,746	(25,721)	4,120,083
Capital gain distributions	—	—	4,915,408	—	—
Net realized and unrealized gain (loss) on investments	(193)	6,688	5,481,244	(32,730)	4,277,067

Increase (decrease) in net assets from operations	$136,592	$222,452	$5,395,448	$84,520	$4,006,121

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

AB Variable Products Series Fund, Inc. (continued)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB VPS Sustainable Global Thematic Portfolio — Class B	Invesco V.I. American Franchise Fund — Series I shares	Invesco V.I. American Franchise Fund — Series II shares	Invesco V.I. American Value Fund — Series II shares	Invesco V.I. Capital Appreciation Fund — Series I shares	Invesco V.I. Capital Appreciation Fund — Series II shares	Invesco V.I. Comstock Fund — Series II shares

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$—	$—	$—	$81,530	$—	$—	$648,504
27,694	121,604	54,018	156,422	355,634	151,677	748,327
(27,694)	(121,604)	(54,018)	(74,892)	(355,634)	(151,677)	(99,823)

40,836	241,264	131,594	(50,062)	861,079	101,070	1,180,363
59,896	2,080,966	902,054	2,355,087	6,448,621	2,707,179	1,738,215
5,273	—	—	244,463	—	—	3,041,918
106,005	2,322,230	1,033,648	2,549,488	7,309,700	2,808,249	5,960,496

$78,311	$2,200,626	$979,630	$2,474,596	$6,954,066	$2,656,572	$5,860,673

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	Invesco V.I. EQV International Equity Fund — Series II shares	Invesco V.I. Equity and Income Fund — Series I shares	Invesco V.I. Equity and Income Fund — Series II shares	Invesco V.I. Global Fund — Series II shares	Invesco V.I. Global Real Estate Fund — Series II shares	Invesco V.I. Global Strategic Income Fund — Series I shares

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$—	$343,988	$110,229	$372,321	$—	$4,424	$44,837
104,921	242,842	56,989	398,244	464,544	2,596	20,812
(104,921)	101,146	53,240	(25,923)	(464,544)	1,828	24,025

(150,967)	60,763	11,809	185,518	318,517	2,825	(42,938)
1,606,154	(829,050)	80,123	788,736	2,355,815	401	44,027
—	119,122	236,559	909,451	1,711,971	—	—
1,455,187	(649,165)	328,491	1,883,705	4,386,303	3,226	1,089

$1,350,266	$(548,019)	$381,731	$1,857,782	$3,921,759	$5,054	$25,114

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)				Advanced Series Trust

	Invesco V.I. Government Securities Fund — Series I shares	Invesco V.I. Main Street Fund® — Series II shares	Invesco V.I. Main Street Small Cap Fund® — Series II shares	Invesco V.I. Technology Fund — Series I shares	AST International Equity Portfolio — Class I Shares

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$—	$—	$—	$—	$—
Mortality and expense risk and administrative charges (note 4a)	—	745,734	284,381	—	—
Net investment income (expense)	—	(745,734)	(284,381)	—	—

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	(448,655)	435,371	—	—
Change in unrealized appreciation (depreciation)	—	(658,546)	398,909	—	—
Capital gain distributions	—	8,270,439	926,752	—	—
Net realized and unrealized gain (loss) on investments	—	7,163,238	1,761,032	—	—

Increase (decrease) in net assets from operations	$—	$6,417,504	$1,476,651	$—	$—

	BlackRock Variable Series Funds, Inc. (continued)	Columbia Funds Variable Series Trust II		Deutsche DWS Variable Series I	Deutsche DWS Variable Series II

	BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	CTIVP® — Principal Blue Chip Growth Fund — Class 1	Columbia Variable Portfolio — Overseas Core Fund — Class 2	DWS Capital Growth VIP — Class B Shares	DWS CROCI® U.S. VIP — Class B Shares

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Period from January 1 to June 17, 2024	Period from January 1 to June 17, 2024

Investment income and expense:
Income — Ordinary dividends	$—	$—	$937,660	$—	$554
Mortality and expense risk and administrative charges (note 4a)	135,477	1,133,098	265,129	1,028	324
Net investment income (expense)	(135,477)	(1,133,098)	672,531	(1,028)	230

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	340,067	24,591,271	250,632	14,608	11,736
Change in unrealized appreciation (depreciation)	1,264,161	(11,047,024)	(199,294)	(14,984)	(8,888)
Capital gain distributions	725,013	—	—	12,707	—
Net realized and unrealized gain (loss) on investments	2,329,241	13,544,247	51,338	12,331	2,848

Increase (decrease) in net assets from operations	$2,193,764	$12,411,149	$723,869	$11,303	$3,078

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

Allspring Variable Trust	BNY Mellon			BlackRock Variable Series Funds, Inc.

Allspring VT Discovery All Cap Growth Fund — Class 2	BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	BNY Mellon Variable Investment Fund — Government Money Market Portfolio	BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	BlackRock Basic Value V.I. Fund — Class III Shares	BlackRock Global Allocation V.I. Fund — Class III Shares

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$—	$922	$53,766	$59,818	$138,589	$219,649	$1,633,147
36,540	3,693	150,500	19,866	150,464	338,664	2,216,327
(36,540)	(2,771)	(96,734)	39,952	(11,875)	(119,015)	(583,180)

(4,494)	3,751	332,286	—	(101,061)	112,563	(677,554)
341,445	20,039	1,686,144	—	1,044,678	1,379,941	554,915
119,474	1,578	64,008	—	—	953,326	8,862,319
456,425	25,368	2,082,438	—	943,617	2,445,830	8,739,680

$419,885	$22,597	$1,985,704	$39,952	$931,742	$2,326,815	$8,156,500

Deutsche DWS Variable Series II (continued)	Eaton Vance Variable Trust	Federated Hermes Insurance Series				Fidelity® Variable Insurance Products Fund

DWS Small Mid Cap Value VIP — Class B Shares	VT Floating-Rate Income Fund	Federated Hermes High Income Bond Fund II — Primary Shares	Federated Hermes High Income Bond Fund II — Service Shares	Federated Hermes Kaufmann Fund II — Service Shares	Federated Hermes Managed Volatility Fund II — Primary Shares	VIP Asset Manager Portfolio — Initial Class

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$89	$1,675,408	$243,011	$286,725	$70,026	$153,452	$649,361
172	355,239	64,202	83,276	269,182	99,259	336,603
(83)	1,320,169	178,809	203,449	(199,156)	54,193	312,758

117	(157,530)	(114,603)	(95,632)	170,214	(19,691)	280,903
(102)	53,860	134,298	114,651	1,935,137	837,057	1,130,225
530	—	—	—	326,574	—	174,588
545	(103,670)	19,695	19,019	2,431,925	817,366	1,585,716

$462	$1,216,499	$198,504	$222,468	$2,232,769	$871,559	$1,898,474

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Asset Manager Portfolio — Service Class 2	VIP Balanced Portfolio — Service Class 2	VIP Contrafund® Portfolio — Initial Class	VIP Contrafund® Portfolio — Service Class 2	VIP Dynamic Capital Appreciation Portfolio — Service Class 2

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$102,606	$885,117	$185,826	$48,059	$813
Mortality and expense risk and administrative charges (note 4a)	74,193	1,002,266	1,455,109	2,283,352	25,577
Net investment income (expense)	28,413	(117,149)	(1,269,283)	(2,235,293)	(24,764)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	39,754	2,220,904	8,029,740	12,264,096	121,106
Change in unrealized appreciation (depreciation)	151,203	2,916,293	9,099,948	11,770,800	172,271
Capital gain distributions	27,199	1,786,042	11,694,232	15,992,852	70,972
Net realized and unrealized gain (loss) on investments	218,156	6,923,239	28,823,920	40,027,748	364,349

Increase (decrease) in net assets from operations	$246,569	$6,806,090	$27,554,637	$37,792,455	$339,585

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Growth Portfolio — Service Class 2	VIP Investment Grade Bond Portfolio — Service Class 2	VIP Mid Cap Portfolio — Initial Class	VIP Mid Cap Portfolio — Service Class 2	VIP Overseas Portfolio — Initial Class

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$—	$1,520,078	$—	$220,442	$154,972
Mortality and expense risk and administrative charges (note 4a)	279,981	577,501	—	924,602	134,187
Net investment income (expense)	(279,981)	942,577	—	(704,160)	20,785

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	1,002,100	(497,089)	—	1,224,508	430,656
Change in unrealized appreciation (depreciation)	(431,591)	(597,476)	—	(873,552)	(493,990)
Capital gain distributions	4,046,980	—	—	8,393,163	425,484
Net realized and unrealized gain (loss) on investments	4,617,489	(1,094,565)	—	8,744,119	362,150

Increase (decrease) in net assets from operations	$4,337,508	$(151,988)	$—	$8,039,959	$382,935

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

Fidelity® Variable Insurance Products Fund (continued)

VIP Equity-Income PortfolioSM — Initial Class	VIP Equity-Income PortfolioSM — Service Class 2	VIP Growth & Income Portfolio — Initial Class	VIP Growth & Income Portfolio — Service Class 2	VIP Growth Opportunities Portfolio — Initial Class	VIP Growth Opportunities Portfolio — Service Class 2	VIP Growth Portfolio — Initial Class

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$1,096,655	$499,962	$200,979	$155,013	$—	$—	$606
886,646	521,627	211,921	198,296	212,794	123,234	938,343
210,009	(21,665)	(10,942)	(43,283)	(212,794)	(123,234)	(937,737)

2,106,686	1,206,671	1,119,596	672,794	1,169,323	366,144	4,103,029
2,377,202	1,101,826	690,304	807,221	3,630,724	2,191,704	(1,126,190)
3,602,377	1,894,319	920,715	841,606	—	—	15,221,638
8,086,265	4,202,816	2,730,615	2,321,621	4,800,047	2,557,848	18,198,477

$8,296,274	$4,181,151	$2,719,673	$2,278,338	$4,587,253	$2,434,614	$17,260,740

Fidelity® Variable Insurance Products Fund (continued)	Franklin Templeton Variable Insurance Products Trust

VIP Value Strategies Portfolio — Service Class 2	Franklin Allocation VIP Fund — Class 2 Shares	Franklin Income VIP Fund — Class 2 Shares	Franklin Large Cap Growth VIP Fund — Class 2 Shares	Franklin Mutual Shares VIP Fund — Class 2 Shares	Templeton Foreign VIP Fund — Class 1 Shares	Templeton Foreign VIP Fund — Class 2 Shares

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$19,927	$566,008	$7,114,169	$—	$417,354	$81,292	$4,031
42,053	537,262	2,641,566	2,774	363,136	46,857	2,634
(22,126)	28,746	4,472,603	(2,774)	54,218	34,435	1,397

105,509	(1,015,162)	(1,330,531)	1,695	(278,309)	17,235	1,435
(242,003)	2,938,621	3,281,682	21,234	1,822,106	(118,240)	(6,472)
358,462	—	582,870	20,063	434,013	—	—
221,968	1,923,459	2,534,021	42,992	1,977,810	(101,005)	(5,037)

$199,842	$1,952,205	$7,006,624	$40,218	$2,032,028	$(66,570)	$(3,640)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Franklin Templeton Variable Insurance Products Trust (continued)		Goldman Sachs Variable Insurance Trust

	Templeton Global Bond VIP Fund — Class 1 Shares	Templeton Growth VIP Fund — Class 2 Shares	Goldman Sachs Government Money Market Fund — Service Shares	Goldman Sachs Large Cap Value Fund — Institutional Shares	Goldman Sachs Mid Cap Value Fund — Institutional Shares

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$—	$43,118	$5,866,128	$61,089	$256,009
Mortality and expense risk and administrative charges (note 4a)	28,660	67,755	1,939,638	65,560	392,739
Net investment income (expense)	(28,660)	(24,637)	3,926,490	(4,471)	(136,730)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(123,770)	100,785	—	(17,072)	393,164
Change in unrealized appreciation (depreciation)	(115,775)	84,746	—	130,526	981,966
Capital gain distributions	—	14,757	—	527,467	1,463,686
Net realized and unrealized gain (loss) on investments	(239,545)	200,288	—	640,921	2,838,816

Increase (decrease) in net assets from operations	$(268,205)	$175,651	$3,926,490	$636,450	$2,702,086

	Janus Aspen Series (continued)

	Janus Henderson Global Research Portfolio — Institutional Shares	Janus Henderson Global Research Portfolio — Service Shares	Janus Henderson Global Technology and Innovation Portfolio — Service Shares	Janus Henderson Overseas Portfolio — Institutional Shares	Janus Henderson Overseas Portfolio — Service Shares

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$248,905	$14,554	$—	$208,260	$21,475
Mortality and expense risk and administrative charges (note 4a)	468,160	38,813	176,842	225,182	26,426
Net investment income (expense)	(219,255)	(24,259)	(176,842)	(16,922)	(4,951)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	1,857,914	244,308	744,331	375,692	141,547
Change in unrealized appreciation (depreciation)	3,751,314	190,734	2,479,160	341,861	(59,437)
Capital gain distributions	1,065,003	80,803	—	—	—
Net realized and unrealized gain (loss) on investments	6,674,231	515,845	3,223,491	717,553	82,110

Increase (decrease) in net assets from operations	$6,454,976	$491,586	$3,046,649	$700,631	$77,159

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

Janus Aspen Series

Janus Henderson Balanced Portfolio — Institutional Shares	Janus Henderson Balanced Portfolio — Service Shares	Janus Henderson Enterprise Portfolio — Institutional Shares	Janus Henderson Enterprise Portfolio — Service Shares	Janus Henderson Flexible Bond Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Institutional Shares	Janus Henderson Forty Portfolio — Service Shares

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$1,000,562	$1,272,269	$279,088	$29,759	$306,324	$38,642	$3,599
701,672	1,327,075	540,961	72,040	94,838	525,348	433,019
298,890	(54,806)	(261,873)	(42,281)	211,486	(486,706)	(429,420)

3,636,936	4,776,184	1,638,673	116,779	(230,736)	1,423,453	5,825,592
2,451,534	4,339,728	2,051,561	315,534	52,139	5,322,119	(1,122,640)
—	—	1,501,505	208,937	—	2,016,936	2,187,391
6,088,470	9,115,912	5,191,739	641,250	(178,597)	8,762,508	6,890,343

$6,387,360	$9,061,106	$4,929,866	$598,969	$32,889	$8,275,802	$6,460,923

Janus Aspen Series (continued)		Legg Mason Partners Variable Equity Trust				Lincoln Variable Insurance Products Trust

Janus Henderson Research Portfolio — Institutional Shares	Janus Henderson Research Portfolio — Service Shares	ClearBridge Variable Dividend Strategy Portfolio — Class I	ClearBridge Variable Dividend Strategy Portfolio — Class II	ClearBridge Variable Growth Portfolio — Class II	ClearBridge Variable Large Cap Value Portfolio — Class I	LVIP American Century Disciplined Core Value Fund — Standard Class II

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$12,182	$—	$47,502	$48,755	$2,867	$147,995	$434
568,249	47,435	52,287	85,727	41,720	193,250	603
(556,067)	(47,435)	(4,785)	(36,972)	(38,853)	(45,255)	(169)

2,983,182	196,640	61,623	83,151	(338,924)	300,475	420
7,844,378	604,019	52,618	96,099	(152)	(1,191,126)	3,226
1,158,700	90,347	396,378	454,270	643,168	1,779,203	—
11,986,260	891,006	510,619	633,520	304,092	888,552	3,646

$11,430,193	$843,571	$505,834	$596,548	$265,239	$843,297	$3,477

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	Lincoln Variable Insurance Products Trust (continued)

	LVIP American Century Inflation Protection Fund — Service Class	LVIP American Century International Fund — Standard Class II	LVIP American Century Ultra® Fund — Standard Class II	LVIP American Century Value Fund — Standard Class II	LVIP JPMorgan Core Bond Fund — Standard Class

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$566,722	$4,204	$—	$3,373	$37,922
Mortality and expense risk and administrative charges (note 4a)	274,677	4,650	662	2,310	20,401
Net investment income (expense)	292,045	(446)	(662)	1,063	17,521

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(320,399)	1,716	4,052	1,110	(23,651)
Change in unrealized appreciation (depreciation)	14,234	2,886	2,552	(6,833)	10,867
Capital gain distributions	—	—	2,918	13,705	—
Net realized and unrealized gain (loss) on investments	(306,165)	4,602	9,522	7,982	(12,784)

Increase (decrease) in net assets from operations	$(14,120)	$4,156	$8,860	$9,045	$4,737

	MFS® Variable Insurance Trust II		PIMCO Variable Insurance Trust

	MFS® Income Portfolio — Service Class Shares	MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	All Asset Portfolio — Advisor Class Shares	High Yield Portfolio — Administrative Class Shares	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$465	$7,026	$217,376	$1,549,343	$37,381
Mortality and expense risk and administrative charges (note 4a)	188	85,027	54,497	442,538	16,018
Net investment income (expense)	277	(78,001)	162,879	1,106,805	21,363

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(745)	132,096	(117,029)	(131,901)	(10,951)
Change in unrealized appreciation (depreciation)	599	176,848	18,311	348,357	28,008
Capital gain distributions	—	488,853	—	—	—
Net realized and unrealized gain (loss) on investments	(146)	797,797	(98,718)	216,456	17,057

Increase (decrease) in net assets from operations	$131	$719,796	$64,161	$1,323,261	$38,420

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

Lincoln Variable Insurance Products Trust (continued)			MFS® Variable Insurance Trust

LVIP JPMorgan Mid Cap Value Fund — Standard Class	LVIP JPMorgan Small Cap Core Fund — Standard Class	LVIP JPMorgan U.S. Equity Fund — Standard Class	MFS® Investors Trust Series— Service Class Shares	MFS® New Discovery Series — Service Class Shares	MFS® Total Return Series — Service Class Shares	MFS® Utilities Series — Service Class Shares

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$2,429	$1,173	$1,525	$18,502	$—	$565,795	$203,658
4,043	2,147	14,145	61,026	129,776	485,691	147,490
(1,614)	(974)	(12,620)	(42,524)	(129,776)	80,104	56,168

3,942	3,357	267,698	257,150	(449,359)	240,946	116,744
(9,635)	6,437	(82,185)	128,184	990,772	(196,935)	400,866
32,113	2,200	28,170	288,741	—	1,213,624	283,554
26,420	11,994	213,683	674,075	541,413	1,257,635	801,164

$24,806	$11,020	$201,063	$631,551	$411,637	$1,337,739	$857,332

PIMCO Variable Insurance Trust (continued)			Rydex Variable Trust	State Street Variable Insurance Series Funds, Inc.

Long-Term U.S. Government Portfolio — Administrative Class Shares	Low Duration Portfolio — Administrative Class Shares	Total Return Portfolio — Administrative Class Shares	NASDAQ — 100® Fund	Income V.I.S. Fund — Class 1 Shares	Premier Growth Equity V.I.S. Fund — Class 1 Shares	Real Estate Securities V.I.S. Fund — Class 1 Shares

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$1,037,242	$1,438,182	$3,817,830	$18,477	$248,749	$—	$810,613
664,620	618,884	1,561,872	139,747	122,860	430,969	576,473
372,622	819,298	2,255,958	(121,270)	125,889	(430,969)	234,140

(9,636,161)	(869,153)	(2,264,451)	474,033	(255,429)	1,629,844	(809,246)
6,487,026	990,361	771,893	1,275,637	(56,622)	323,455	3,543,733
—	—	—	171,029	—	5,571,739	—
(3,149,135)	121,208	(1,492,558)	1,920,699	(312,051)	7,525,038	2,734,487

$(2,776,513)	$940,506	$763,400	$1,799,429	$(186,162)	$7,094,069	$2,968,627

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

	State Street Variable Insurance Series Funds, Inc. (continued)

	S&P 500® Index V.I.S. Fund — Class 1 Shares	Small-Cap Equity V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 1 Shares	Total Return V.I.S. Fund — Class 3 Shares	U.S. Equity V.I.S. Fund — Class 1 Shares

	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

Investment income and expense:
Income — Ordinary dividends	$1,699,661	$22,977	$28,083,344	$10,926,604	$66,205
Mortality and expense risk and administrative charges (note 4a)	2,263,792	332,075	9,995,330	5,125,078	291,061
Net investment income (expense)	(564,131)	(309,098)	18,088,014	5,801,526	(224,856)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	7,164,289	(101,160)	(2,953,897)	(1,614,831)	1,283,321
Change in unrealized appreciation (depreciation)	11,117,171	516,170	40,406,402	18,856,724	(518,778)
Capital gain distributions	12,979,445	1,676,224	125,636	53,019	3,318,841
Net realized and unrealized gain (loss) on investments	31,260,905	2,091,234	37,578,141	17,294,912	4,083,384

Increase (decrease) in net assets from operations	$30,696,774	$1,782,136	$55,666,155	$23,096,438	$3,858,528

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Operations — Continued

The Alger Portfolios		The Prudential Series Fund

Alger Large Cap Growth Portfolio — Class I-2 Shares	Alger Small Cap Growth Portfolio — Class I-2 Shares	PSF Mid-Cap Growth Portfolio — Class II Shares	PSF Natural Resources Portfolio — Class II Shares	PSF PGIM Jennison Blend Portfolio — Class II Shares	PSF PGIM Jennison Growth Portfolio — Class II Shares

Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024	Year ended December 31, 2024

$—	$41,672	$—	$—	$—	$—
381,343	163,801	282	214,312	71,336	122,896
(381,343)	(122,129)	(282)	(214,312)	(71,336)	(122,896)

989,615	(649,097)	1,432	2,058,755	132,283	689,835
8,405,882	1,483,432	889	(636,973)	912,473	1,409,528
—	—	—	—	—	—
9,395,497	834,335	2,321	1,421,782	1,044,756	2,099,363

$9,014,154	$712,206	$2,039	$1,207,470	$973,420	$1,976,467

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets

	AB Variable Products Series Fund, Inc.

	AB VPS Balanced Hedged Allocation Portfolio — Class B		AB VPS International Value Portfolio — Class B		AB VPS Large Cap Growth Portfolio — Class B

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(5,654)	$(59,829)	$(107,802)	$(57,740)	$(202,169)	$(178,096)
Net realized gain (loss) on investments	(292,097)	(399,927)	897,657	(46,435)	844,925	225,783
Change in unrealized appreciation (depreciation) on investments	572,733	771,267	239,969	379,465	1,442,368	2,326,111
Capital gain distributions	120,169	337,524	—	—	570,260	844,049
Increase (decrease) in net assets from operations	395,151	649,035	1,029,824	275,290	2,655,384	3,217,847

From capital transactions (note 4):
Net premiums	61,370	3,269	30,282	6,581	473	48,552
Transfers for contract benefits and terminations	(1,111,300)	(796,003)	(1,496,989)	(1,019,453)	(1,810,565)	(1,185,770)
Administrative expenses	(53,747)	(62,299)	(113,878)	(95,587)	(29,139)	(26,155)
Transfers between subaccounts (including fixed account), net	(90,043)	(347,078)	(14,374,196)	15,111,288	(501,532)	(186,675)
Increase (decrease) in net assets from capital transactions	(1,193,720)	(1,202,111)	(15,954,781)	14,002,829	(2,340,763)	(1,350,048)
Increase (decrease) in net assets	(798,569)	(553,076)	(14,924,957)	14,278,119	314,621	1,867,799
Net assets at beginning of year	6,344,375	6,897,451	19,541,961	5,263,842	12,295,442	10,427,643
Net assets at end of year	$5,545,806	$6,344,375	$4,617,004	$19,541,961	$12,610,063	$12,295,442

Change in units (note 5):
Units purchased	79,041	20,981	162,576	2,114,731	7,686	13,352
Units redeemed	(142,996)	(106,299)	(2,162,805)	(250,663)	(66,351)	(53,370)
Net increase (decrease) in units from capital transactions with contract owners	(63,955)	(85,318)	(2,000,229)	1,864,068	(58,665)	(40,018)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AB Variable Products Series Fund, Inc. (continued)						AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

AB VPS Relative Value Portfolio — Class B		AB VPS Small Cap Growth Portfolio — Class B		AB VPS Sustainable Global Thematic Portfolio — Class B		Invesco V.I. American Franchise Fund — Series I shares		Invesco V.I. American Franchise Fund — Series II shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$(81,683)	$(71,381)	$(53,138)	$(57,244)	$(27,694)	$(27,243)	$(121,604)	$(99,465)	$(54,018)	$(45,755)
707,118	296,389	(633,497)	(645,232)	40,836	20,082	241,264	(131,679)	131,594	(20,764)
1,313,116	153,940	1,214,979	1,257,113	59,896	128,399	2,080,966	2,159,201	902,054	962,710
976,624	2,156,234	—	—	5,273	112,934	—	146,098	—	72,104
2,915,175	2,535,182	528,344	554,637	78,311	234,172	2,200,626	2,074,155	979,630	968,295

17,821	86,285	11,972	10,600	—	—	4,977	—	—	—
(3,500,808)	(3,211,677)	(813,790)	(244,574)	(148,615)	(60,250)	(1,075,532)	(522,405)	(352,564)	(298,733)
(58,007)	(56,683)	(15,934)	(16,220)	(9,134)	(9,050)	(23,498)	(17,868)	(13,771)	(11,492)
(396,619)	(118,415)	(106,783)	(343,329)	(46,990)	(93,355)	(189,328)	102,613	(137,337)	(119,361)
(3,937,613)	(3,300,490)	(924,535)	(593,523)	(204,739)	(162,655)	(1,283,381)	(437,660)	(503,672)	(429,586)
(1,022,438)	(765,308)	(396,191)	(38,886)	(126,428)	71,517	917,245	1,636,495	475,958	538,709
27,187,947	27,953,255	3,668,103	3,706,989	1,806,746	1,735,229	7,173,289	5,536,794	3,208,194	2,669,485
$26,165,509	$27,187,947	$3,271,912	$3,668,103	$1,680,318	$1,806,746	$8,090,534	$7,173,289	$3,684,152	$3,208,194

17,847	29,709	6,856	9,632	875	2,015	1,668	15,154	187	1,375
(120,117)	(128,094)	(32,910)	(28,399)	(7,107)	(6,962)	(33,491)	(30,286)	(10,006)	(12,534)
(102,270)	(98,385)	(26,054)	(18,767)	(6,232)	(4,947)	(31,823)	(15,132)	(9,819)	(11,159)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. American Value Fund — Series II shares		Invesco V.I. Capital Appreciation Fund — Series I shares		Invesco V.I. Capital Appreciation Fund — Series II shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(74,892)	$(88,705)	$(355,634)	$(296,086)	$(151,677)	$(121,678)
Net realized gain (loss) on investments	(50,062)	(216,834)	861,079	(292,935)	101,070	(310,618)
Change in unrealized appreciation (depreciation) on investments	2,355,087	(375,809)	6,448,621	6,744,128	2,707,179	2,647,385
Capital gain distributions	244,463	1,740,441	—	—	—	—
Increase (decrease) in net assets from operations	2,474,596	1,059,093	6,954,066	6,155,107	2,656,572	2,215,089

From capital transactions (note 4):
Net premiums	48,181	57	68,062	53,740	13,930	107,408
Transfers for contract benefits and terminations	(488,327)	(514,614)	(3,830,134)	(2,140,544)	(859,001)	(558,935)
Administrative expenses	(33,998)	(27,668)	(15,605)	(16,118)	(54,809)	(43,490)
Transfers between subaccounts (including fixed account), net	563,385	836,067	(246,683)	9,185	(168,129)	514,994
Increase (decrease) in net assets from capital transactions	89,241	293,842	(4,024,360)	(2,093,737)	(1,068,009)	19,977
Increase (decrease) in net assets	2,563,837	1,352,935	2,929,706	4,061,370	1,588,563	2,235,066
Net assets at beginning of year	8,830,140	7,477,205	23,296,011	19,234,641	8,859,973	6,624,907
Net assets at end of year	$11,393,977	$8,830,140	$26,225,717	$23,296,011	$10,448,536	$8,859,973

Change in units (note 5):
Units purchased	103,092	140,322	2,906	4,664	11,301	31,918
Units redeemed	(97,683)	(110,534)	(29,941)	(30,375)	(34,980)	(31,266)
Net increase (decrease) in units from capital transactions with contract owners	5,409	29,788	(27,035)	(25,711)	(23,679)	652

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Comstock Fund — Series II shares		Invesco V.I. Conservative Balanced Fund — Series I shares		Invesco V.I. Conservative Balanced Fund — Series II shares		Invesco V.I. Core Equity Fund — Series I shares		Invesco V.I. Core Plus Bond Fund — Series I shares

Year ended December 31, 2024	Year ended December 31, 2023	Period from January 1 to April 26, 2024	Year ended December 31, 2023	Period from January 1 to April 26, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$(99,823)	$145,397	$136,785	$29,965	$215,764	$(31,336)	$(85,796)	$(694,962)	$117,250	$61,338
1,180,363	576,970	141,029	(52,793)	58,627	(155,601)	190,090	(12,252,176)	(7,009)	(32,152)
1,738,215	(2,419,857)	(141,222)	733,489	(51,939)	1,423,555	375,746	25,234,698	(25,721)	210,767
3,041,918	5,183,003	—	—	—	—	4,915,408	106,315	—	—
5,860,673	3,485,513	136,592	710,661	222,452	1,236,618	5,395,448	12,393,875	84,520	239,953

129,546	327,392	—	—	10,675	201	37,346	73,874	10,592	11,143
(4,679,260)	(2,957,093)	(329,056)	(966,584)	(308,682)	(1,365,070)	(3,582,608)	(4,560,412)	(786,447)	(736,395)
(345,644)	(244,255)	(2,129)	(6,594)	(27,848)	(83,100)	(287,395)	(469,378)	(5,807)	(6,789)
(5,939,997)	17,773,941	(6,258,304)	(292,269)	(12,154,781)	(866,266)	52,488,019	(74,010,417)	368,422	451,830
(10,835,355)	14,899,985	(6,589,489)	(1,265,447)	(12,480,636)	(2,314,235)	48,655,362	(78,966,333)	(413,240)	(280,211)
(4,974,682)	18,385,498	(6,452,897)	(554,786)	(12,258,184)	(1,077,617)	54,050,810	(66,572,458)	(328,720)	(40,258)
47,704,895	29,319,397	6,452,897	7,007,683	12,258,184	13,335,801	4,733,299	71,305,757	5,336,901	5,377,159
$42,730,213	$47,704,895	$—	$6,452,897	$—	$12,258,184	$58,784,109	$4,733,299	$5,008,181	$5,336,901

95,586	833,965	4,447	4,924	20,736	47,675	2,137,779	118,496	47,767	53,043
(438,431)	(207,630)	(169,610)	(42,372)	(976,461)	(227,219)	(284,995)	(3,638,123)	(89,102)	(82,457)
(342,845)	626,335	(165,163)	(37,448)	(955,725)	(179,544)	1,852,784	(3,519,627)	(41,335)	(29,414)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares		Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares		Invesco V.I. EQV International Equity Fund — Series II shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(270,946)	$(245,665)	$(104,921)	$(98,937)	$101,146	$(141,095)
Net realized gain (loss) on investments	156,984	(418,668)	(150,967)	(302,909)	60,763	(109,577)
Change in unrealized appreciation (depreciation) on investments	4,120,083	2,678,481	1,606,154	1,061,899	(829,050)	1,597,343
Capital gain distributions	—	—	—	—	119,122	6,738
Increase (decrease) in net assets from operations	4,006,121	2,014,148	1,350,266	660,053	(548,019)	1,353,409

From capital transactions (note 4):
Net premiums	91,144	44,503	14,167	44,295	13,105	768
Transfers for contract benefits and terminations	(1,740,811)	(2,012,803)	(821,670)	(402,305)	(1,585,086)	(522,040)
Administrative expenses	(10,454)	(11,561)	(33,991)	(29,549)	(118,663)	(51,780)
Transfers between subaccounts (including fixed account), net	(201,963)	(110,214)	(217,109)	362,975	14,532,689	(218,502)
Increase (decrease) in net assets from capital transactions	(1,862,084)	(2,090,075)	(1,058,603)	(24,584)	12,842,045	(791,554)
Increase (decrease) in net assets	2,144,037	(75,927)	291,663	635,469	12,294,026	561,855
Net assets at beginning of year	18,492,423	18,568,350	6,726,940	6,091,471	9,383,498	8,821,643
Net assets at end of year	$20,636,460	$18,492,423	$7,018,603	$6,726,940	$21,677,524	$9,383,498

Change in units (note 5):
Units purchased	4,219	9,578	3,548	19,839	1,077,549	22,973
Units redeemed	(25,499)	(33,139)	(26,478)	(20,830)	(171,295)	(65,805)
Net increase (decrease) in units from capital transactions with contract owners	(21,280)	(23,561)	(22,930)	(991)	906,254	(42,832)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

Invesco V.I. Equity and Income Fund — Series I shares		Invesco V.I. Equity and Income Fund — Series II shares		Invesco V.I. Global Fund — Series II shares		Invesco V.I. Global Real Estate Fund — Series II shares		Invesco V.I. Global Strategic Income Fund — Series I shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$53,240	$—	$(25,923)	$(146,372)	$(464,544)	$(432,711)	$1,828	$(58)	$24,025	$(21,959)
11,809	—	185,518	(1,968,782)	318,517	(605,015)	2,825	(148)	(42,938)	(74,672)
80,123	—	788,736	2,621,736	2,355,815	5,671,830	401	2,725	44,027	208,290
236,559	—	909,451	668,372	1,711,971	3,226,547	—	—	—	—
381,731	—	1,857,782	1,174,954	3,921,759	7,860,651	5,054	2,519	25,114	111,659

6,093	—	9,900	251,531	49,583	69,800	370	—	1,634	994
(328,177)	—	(2,860,838)	(1,631,426)	(3,173,469)	(3,025,844)	(18,572)	(191)	(165,724)	(178,001)
(3,336)	—	(152,199)	(157,825)	(131,701)	(128,414)	(277)	(171)	(1,288)	(1,606)
6,115,161	—	11,204,170	(12,098,387)	(1,285,239)	(2,219,152)	158,837	2,528	13,151	(11,100)
5,789,741	—	8,201,033	(13,636,107)	(4,540,826)	(5,303,610)	140,358	2,166	(152,227)	(189,713)
6,171,472	—	10,058,815	(12,461,153)	(619,067)	2,557,041	145,412	4,685	(127,113)	(78,054)
—	—	13,062,790	25,523,943	29,136,390	26,579,349	36,421	31,736	1,547,537	1,625,591
$6,171,472	$—	$23,121,605	$13,062,790	$28,517,323	$29,136,390	$181,833	$36,421	$1,420,424	$1,547,537

641,143	—	664,326	77,188	23,004	29,350	17,061	190	6,009	10,242
(61,062)	—	(251,156)	(749,189)	(146,256)	(209,996)	(4,867)	(44)	(20,928)	(29,835)
580,081	—	413,170	(672,001)	(123,252)	(180,646)	12,194	146	(14,919)	(19,593)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)

	Invesco V.I. Government Securities Fund — Series I shares		Invesco V.I. Main Street Fund® — Series II shares		Invesco V.I. Main Street Small Cap Fund® — Series II shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$—	$—	$(745,734)	$(757,227)	$(284,381)	$(73,758)
Net realized gain (loss) on investments	—	—	(448,655)	(29,367,785)	435,371	84,465
Change in unrealized appreciation (depreciation) on investments	—	—	(658,546)	41,983,408	398,909	1,684,815
Capital gain distributions	—	—	8,270,439	931,424	926,752	—
Increase (decrease) in net assets from operations	—	—	6,417,504	12,789,820	1,476,651	1,695,522

From capital transactions (note 4):
Net premiums	—	—	71,350	135,338	63,025	33,094
Transfers for contract benefits and terminations	—	—	(5,596,322)	(5,254,251)	(2,150,718)	(610,387)
Administrative expenses	—	—	(389,183)	(465,145)	(117,855)	(47,142)
Transfers between subaccounts (including fixed account), net	—	—	67,138,680	(69,081,054)	13,536,248	(523,935)
Increase (decrease) in net assets from capital transactions	—	—	61,224,525	(74,665,112)	11,330,700	(1,148,370)
Increase (decrease) in net assets	—	—	67,642,029	(61,875,292)	12,807,351	547,152
Net assets at beginning of year	—	—	13,812,768	75,688,060	11,795,707	11,248,555
Net assets at end of year	$—	$—	$81,454,797	$13,812,768	$24,603,058	$11,795,707

Change in units (note 5):
Units purchased	—	—	2,350,566	85,558	480,440	14,656
Units redeemed	—	—	(323,143)	(3,003,454)	(112,899)	(38,248)
Net increase (decrease) in units from capital transactions with contract owners	—	—	2,027,423	(2,917,896)	367,541	(23,592)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (continued)		Advanced Series Trust		Allspring Variable Trust		BNY Mellon

Invesco V.I. Technology Fund — Series I shares		AST International Equity Portfolio — Class I Shares		Allspring VT Discovery All Cap Growth Fund — Class 2		BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares		BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Period from March 10 to December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$—	$—	$—	$—	$(36,540)	$(31,976)	$(2,771)	$(661)	$(96,734)	$(68,263)
—	—	—	—	(4,494)	(118,794)	3,751	(95)	332,286	45,029
—	—	—	—	341,445	526,106	20,039	13,138	1,686,144	713,146
—	—	—	—	119,474	220,212	1,578	3,141	64,008	917,956
—	—	—	—	419,885	595,548	22,597	15,523	1,985,704	1,607,868

—	—	—	—	480	480	370	—	—	—
—	—	—	—	(323,631)	(118,864)	(22,743)	(6,400)	(376,543)	(150,726)
—	—	—	—	(8,270)	(7,377)	(799)	(674)	(23,162)	(22,945)
—	—	—	—	(39,890)	(339,846)	150,609	—	(965,637)	691,802
—	—	—	—	(371,311)	(465,607)	127,437	(7,074)	(1,365,342)	518,131
—	—	—	—	48,574	129,941	150,034	8,449	620,362	2,125,999
—	—	—	—	2,296,012	2,166,071	106,295	97,846	9,356,548	7,230,549
$—	$—	$—	$—	$2,344,586	$2,296,012	$256,329	$106,295	$9,976,910	$9,356,548

—	—	—	—	159	286	7,383	—	659	25,200
—	—	—	—	(7,561)	(12,681)	(2,393)	(177)	(46,466)	(10,578)
—	—	—	—	(7,402)	(12,395)	4,990	(177)	(45,807)	14,622

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	BNY Mellon (continued)		BlackRock Variable Series Funds, Inc.

	BNY Mellon Variable Investment Fund — Government Money Market Portfolio		BlackRock Advantage SMID Cap V.I. Fund — Class III Shares		BlackRock Basic Value V.I. Fund — Class III Shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$39,952	$69,534	$(11,875)	$117,025	$(119,015)	$(33,126)
Net realized gain (loss) on investments	—	—	(101,061)	(305,181)	112,563	(759,052)
Change in unrealized appreciation (depreciation) on investments	—	—	1,044,678	1,167,649	1,379,941	3,341,573
Capital gain distributions	—	—	—	—	953,326	1,041,477
Increase (decrease) in net assets from operations	39,952	69,534	931,742	979,493	2,326,815	3,590,872

From capital transactions (note 4):
Net premiums	—	—	14,142	256	35,869	270,370
Transfers for contract benefits and terminations	(1,020,976)	(1,146,375)	(1,387,763)	(149,171)	(1,844,052)	(2,068,775)
Administrative expenses	(1,546)	(2,340)	(57,848)	(13,835)	(171,993)	(245,002)
Transfers between subaccounts (including fixed account), net	304,837	88,810	422,138	5,944,741	(14,796,764)	(432,632)
Increase (decrease) in net assets from capital transactions	(717,685)	(1,059,905)	(1,009,331)	5,781,991	(16,776,940)	(2,476,039)
Increase (decrease) in net assets	(677,733)	(990,371)	(77,589)	6,761,484	(14,450,125)	1,114,833
Net assets at beginning of year	1,826,995	2,817,366	9,888,643	3,127,159	26,998,968	25,884,135
Net assets at end of year	$1,149,262	$1,826,995	$9,811,054	$9,888,643	$12,548,843	$26,998,968

Change in units (note 5):
Units purchased	82,261	100,813	26,652	200,896	52,577	126,751
Units redeemed	(158,150)	(214,920)	(55,121)	(24,800)	(731,810)	(237,410)
Net increase (decrease) in units from capital transactions with contract owners	(75,889)	(114,107)	(28,469)	176,096	(679,233)	(110,659)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

BlackRock Variable Series Funds, Inc. (continued)				Columbia Funds Variable Series Trust II				Deutsche DWS Variable Series I

BlackRock Global Allocation V.I. Fund — Class III Shares		BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares		CTIVP® — Principal Blue Chip Growth Fund — Class 1		Columbia Variable Portfolio — Overseas Core Fund — Class 2		DWS Capital Growth VIP — Class B Shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Period from January 1 to June 17, 2024	Year ended December 31, 2023

$(583,180)	$651,617	$(135,477)	$(136,307)	$(1,133,098)	$(1,213,975)	$672,531	$7,233	$(1,028)	$(2,604)
(677,554)	(3,491,067)	340,067	(128,588)	24,591,271	2,626,486	250,632	(328,052)	14,608	(1,132)
554,915	15,250,527	1,264,161	3,490,231	(11,047,024)	21,032,259	(199,294)	3,290,823	(14,984)	35,516
8,862,319	—	725,013	152,884	—	—	—	—	12,707	4,781
8,156,500	12,411,077	2,193,764	3,378,220	12,411,149	22,444,770	723,869	2,970,004	11,303	36,561

114,864	131,572	5,945	53,262	152,381	301,007	39,826	13,344	—	—
(15,362,599)	(14,884,665)	(2,095,908)	(428,140)	(8,153,330)	(7,154,098)	(2,509,110)	(2,323,816)	(7,906)	(16,749)
(1,343,028)	(1,430,656)	(43,679)	(31,759)	(635,528)	(769,974)	(120,796)	(199,596)	(37)	(81)
(3,636,021)	(3,595,616)	(314,050)	(149,294)	(76,440,999)	30,623,256	(14,142,751)	(588,865)	(159,639)	28,174
(20,226,784)	(19,779,365)	(2,447,692)	(555,931)	(85,077,476)	23,000,191	(16,732,831)	(3,098,933)	(167,582)	11,344
(12,070,284)	(7,368,288)	(253,928)	2,822,289	(72,666,327)	45,444,961	(16,008,962)	(128,929)	(156,279)	47,905
123,792,576	131,160,864	9,692,530	6,870,241	99,732,694	54,287,733	23,411,277	23,540,206	156,279	108,374
$111,722,292	$123,792,576	$9,438,602	$9,692,530	$27,066,367	$99,732,694	$7,402,315	$23,411,277	$—	$156,279

186,892	235,996	1,944	25,541	118,492	2,106,451	126,671	169,442	194	1,903
(1,338,055)	(1,469,720)	(54,394)	(38,144)	(3,288,708)	(1,087,139)	(1,342,060)	(415,445)	(4,625)	(1,849)
(1,151,163)	(1,233,724)	(52,450)	(12,603)	(3,170,216)	1,019,312	(1,215,389)	(246,003)	(4,431)	54

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Deutsche DWS Variable Series II				Eaton Vance Variable Trust

	DWS CROCI® U.S. VIP — Class B Shares		DWS Small Mid Cap Value VIP — Class B Shares		VT Floating — Rate Income Fund

	Period from January 1 to June 17, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$230	$(154)	$(83)	$(81)	$1,320,169	$1,462,333
Net realized gain (loss) on investments	11,736	617	117	62	(157,530)	(158,707)
Change in unrealized appreciation (depreciation) on investments	(8,888)	6,933	(102)	919	53,860	714,788
Capital gain distributions	—	—	530	392	—	—
Increase (decrease) in net assets from operations	3,078	7,396	462	1,292	1,216,499	2,018,414

From capital transactions (note 4):
Net premiums	—	—	—	—	65,560	331,098
Transfers for contract benefits and terminations	(715)	(1,710)	(474)	(481)	(2,347,336)	(2,339,064)
Administrative expenses	(14)	(28)	(26)	(27)	(196,082)	(211,286)
Transfers between subaccounts (including fixed account), net	(48,298)	(654)	(14)	137	(3,017,637)	(163,462)
Increase (decrease) in net assets from capital transactions	(49,027)	(2,392)	(514)	(371)	(5,495,495)	(2,382,714)
Increase (decrease) in net assets	(45,949)	5,004	(52)	921	(4,278,996)	(364,300)
Net assets at beginning of year	45,949	40,945	10,850	9,929	22,459,817	22,824,117
Net assets at end of year	$—	$45,949	$10,798	$10,850	$18,180,821	$22,459,817

Change in units (note 5):
Units purchased	11	189	19	33	173,223	227,514
Units redeemed	(2,746)	(345)	(38)	(53)	(525,773)	(406,102)
Net increase (decrease) in units from capital transactions with contract owners	(2,735)	(156)	(19)	(20)	(352,550)	(178,588)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Federated Hermes Insurance Series								Fidelity® Variable Insurance Products Fund

Federated Hermes High Income Bond Fund II — Primary Shares		Federated Hermes High Income Bond Fund II — Service Shares		Federated Hermes Kaufmann Fund II — Service Shares		Federated Hermes Managed Volatility Fund II — Primary Shares		VIP Asset Manager Portfolio — Initial Class

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$178,809	$212,923	$203,449	$238,821	$(199,156)	$(298,402)	$54,193	$30,393	$312,758	$286,775
(114,603)	(143,135)	(95,632)	(203,472)	170,214	(1,053,862)	(19,691)	(148,246)	280,903	(43,853)
134,298	424,896	114,651	528,030	1,935,137	4,176,643	837,057	575,276	1,130,225	2,490,790
—	—	—	—	326,574	—	—	—	174,588	317,513
198,504	494,684	222,468	563,379	2,232,769	2,824,379	871,559	457,423	1,898,474	3,051,225

12,757	30,097	5,526	27,047	34,972	7,530	18,648	14,887	195,731	75,903
(768,244)	(599,695)	(613,724)	(845,702)	(1,747,919)	(1,793,181)	(927,888)	(741,038)	(3,028,029)	(3,596,576)
(3,582)	(4,599)	(15,599)	(16,404)	(120,281)	(146,227)	(6,308)	(7,490)	(16,503)	(18,962)
84,858	5,366	140,436	(19,566)	12,917,820	(15,352,675)	54,090	3,768	(72,091)	(541,573)
(674,211)	(568,831)	(483,361)	(854,625)	11,084,592	(17,284,553)	(861,458)	(729,873)	(2,920,892)	(4,081,208)
(475,707)	(74,147)	(260,893)	(291,246)	13,317,361	(14,460,174)	10,101	(272,450)	(1,022,418)	(1,029,983)
4,758,692	4,832,839	5,485,217	5,776,463	10,372,139	24,832,313	6,636,294	6,908,744	27,683,160	28,713,143
$4,282,985	$4,758,692	$5,224,324	$5,485,217	$23,689,500	$10,372,139	$6,646,395	$6,636,294	$26,660,742	$27,683,160

7,971	6,197	15,356	8,368	581,566	59,379	7,335	6,130	5,762	3,238
(27,089)	(24,764)	(34,123)	(44,896)	(110,047)	(798,052)	(34,177)	(34,898)	(51,204)	(77,291)
(19,118)	(18,567)	(18,767)	(36,528)	471,519	(738,673)	(26,842)	(28,768)	(45,442)	(74,053)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Asset Manager Portfolio — Service Class 2		VIP Balanced Portfolio — Service Class 2		VIP Contrafund® Portfolio — Initial Class

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$28,413	$11,758	$(117,149)	$(181,270)	$(1,269,283)	$(799,620)
Net realized gain (loss) on investments	39,754	(9,357)	2,220,904	997,862	8,029,740	3,004,946
Change in unrealized appreciation (depreciation) on investments	151,203	349,149	2,916,293	6,312,992	9,099,948	18,100,743
Capital gain distributions	27,199	44,493	1,786,042	2,039,274	11,694,232	3,000,754
Increase (decrease) in net assets from operations	246,569	396,043	6,806,090	9,168,858	27,554,637	23,306,823

From capital transactions (note 4):
Net premiums	—	—	73,837	56,497	221,082	270,007
Transfers for contract benefits and terminations	(235,796)	(531,381)	(6,548,905)	(5,694,866)	(15,746,013)	(9,449,490)
Administrative expenses	(8,972)	(7,589)	(301,763)	(315,000)	(62,557)	(65,839)
Transfers between subaccounts (including fixed account), net	526,507	102,845	(349,142)	(2,544,985)	(256,924)	(389,855)
Increase (decrease) in net assets from capital transactions	281,739	(436,125)	(7,125,973)	(8,498,354)	(15,844,412)	(9,635,177)
Increase (decrease) in net assets	528,308	(40,082)	(319,883)	670,504	11,710,225	13,671,646
Net assets at beginning of year	3,904,085	3,944,167	53,131,107	52,460,603	91,968,782	78,297,136
Net assets at end of year	$4,432,393	$3,904,085	$52,811,224	$53,131,107	$103,679,007	$91,968,782

Change in units (note 5):
Units purchased	31,934	9,366	155,807	123,302	16,298	25,673
Units redeemed	(19,605)	(33,084)	(411,935)	(496,167)	(142,856)	(140,609)
Net increase (decrease) in units from capital transactions with contract owners	12,329	(23,718)	(256,128)	(372,865)	(126,558)	(114,936)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund (continued)

VIP Contrafund® Portfolio — Service Class 2		VIP Dynamic Capital Appreciation Portfolio — Service Class 2		VIP Equity-Income PortfolioSM — Initial Class		VIP Equity-Income PortfolioSM — Service Class 2		VIP Growth & Income Portfolio — Initial Class

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$(2,235,293)	$(1,253,063)	$(24,764)	$(21,500)	$210,009	$304,663	$ (21,665)	$ (102,388)	$ (10,942)	$ 23,850
12,264,096	2,534,928	121,106	30,261	2,106,686	793,700	1,206,671	1,482,394	1,119,596	695,940
11,770,800	18,358,467	172,271	263,792	2,377,202	2,547,519	1,101,826	1,099,624	690,304	937,180
15,992,852	4,046,508	70,972	77,746	3,602,377	1,728,514	1,894,319	943,115	920,715	505,083
37,792,455	23,686,840	339,585	350,299	8,296,274	5,374,396	4,181,151	3,422,745	2,719,673	2,162,053

200,325	108,076	980	231	359,732	332,363	106,678	131,196	14,897	28,996
(17,012,687)	(11,192,486)	(341,739)	(133,496)	(9,699,560)	(7,288,594)	(4,570,232)	(4,601,601)	(2,494,612)	(1,551,080)
(1,082,260)	(715,297)	(5,217)	(4,136)	(40,313)	(48,542)	(139,150)	(238,793)	(12,959)	(14,562)
(18,403,524)	50,697,654	114,605	(57,835)	(180,765)	(139,749)	(1,256,910)	(15,064,849)	(128,938)	(234,086)
(36,298,146)	38,897,947	(231,371)	(195,236)	(9,560,906)	(7,144,522)	(5,859,614)	(19,774,047)	(2,621,612)	(1,770,732)
1,494,309	62,584,787	108,214	155,063	(1,264,632)	(1,770,126)	(1,678,463)	(16,351,302)	98,061	391,321
132,697,627	70,112,840	1,573,525	1,418,462	62,222,565	63,992,691	32,705,349	49,056,651	14,149,911	13,758,590
$134,191,936	$132,697,627	$1,681,739	$1,573,525	$60,957,933	$62,222,565	$31,026,886	$32,705,349	$14,247,972	$14,149,911

209,202	2,131,993	2,626	1,907	15,940	30,971	39,903	128,619	4,340	12,504
(1,077,174)	(719,405)	(6,305)	(6,175)	(144,957)	(115,475)	(215,494)	(993,059)	(55,347)	(53,563)
(867,972)	1,412,588	(3,679)	(4,268)	(129,017)	(84,504)	(175,591)	(864,440)	(51,007)	(41,059)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund (continued)

	VIP Growth & Income Portfolio — Service Class 2		VIP Growth Opportunities Portfolio — Initial Class		VIP Growth Opportunities Portfolio — Service Class 2

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(43,283)	$(13,597)	$(212,794)	$(177,624)	$(123,234)	$(100,225)
Net realized gain (loss) on investments	672,794	372,425	1,169,323	(320,641)	366,144	(284,714)
Change in unrealized appreciation (depreciation) on investments	807,221	960,289	3,630,724	4,972,244	2,191,704	2,684,883
Capital gain distributions	841,606	438,630	—	—	—	—
Increase (decrease) in net assets from operations	2,278,338	1,757,747	4,587,253	4,473,979	2,434,614	2,299,944

From capital transactions (note 4):
Net premiums	61,925	56,862	(16,156)	39,453	38,733	—
Transfers for contract benefits and terminations	(1,382,401)	(1,008,913)	(2,516,512)	(2,894,667)	(1,187,059)	(714,441)
Administrative expenses	(44,825)	(44,016)	(8,357)	(8,585)	(34,056)	(29,184)
Transfers between subaccounts (including fixed account), net	(128,617)	(108,520)	(175,488)	(336,178)	(38,453)	(252,593)
Increase (decrease) in net assets from capital transactions	(1,493,918)	(1,104,587)	(2,716,513)	(3,199,977)	(1,220,835)	(996,218)
Increase (decrease) in net assets	784,420	653,160	1,870,740	1,274,002	1,213,779	1,303,726
Net assets at beginning of year	11,882,091	11,228,931	13,635,793	12,361,791	7,165,296	5,861,570
Net assets at end of year	$12,666,511	$11,882,091	$15,506,533	$13,635,793	$8,379,075	$7,165,296

Change in units (note 5):
Units purchased	15,580	22,023	4,033	8,786	8,183	13,743
Units redeemed	(57,828)	(61,140)	(44,594)	(65,952)	(27,948)	(37,307)
Net increase (decrease) in units from capital transactions with contract owners	(42,248)	(39,117)	(40,561)	(57,166)	(19,765)	(23,564)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Fidelity® Variable Insurance Products Fund (continued)

VIP Growth Portfolio — Initial Class		VIP Growth Portfolio — Service Class 2		VIP Investment Grade Bond Portfolio — Service Class 2		VIP Mid Cap Portfolio — Initial Class		VIP Mid Cap Portfolio — Service Class 2

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$(937,737)	$(704,126)	$(279,981)	$(226,189)	$942,577	$(16,074)	$—	$—	$(704,160)	$(683,525)
4,103,029	2,433,286	1,002,100	419,693	(497,089)	(4,049,416)	—	—	1,224,508	(997,662)
(1,126,190)	12,916,887	(431,591)	3,385,503	(597,476)	5,266,925	—	—	(873,552)	7,049,610
15,221,638	2,676,557	4,046,980	705,259	—	—	—	—	8,393,163	1,453,870
17,260,740	17,322,604	4,337,508	4,284,266	(151,988)	1,201,435	—	—	8,039,959	6,822,293

137,820	133,435	35,011	11,407	29,105	13,953	—	—	40,157	862,543
(8,686,907)	(8,040,600)	(1,469,601)	(1,375,815)	(4,390,785)	(3,360,025)	—	—	(7,411,617)	(5,128,460)
(32,353)	(33,980)	(42,948)	(37,112)	(367,824)	(352,425)	—	—	(230,396)	(209,079)
246,049	(517,745)	(412,965)	(101,882)	32,666,503	(16,158,449)	—	—	12,300,208	(11,643,248)
(8,335,391)	(8,458,890)	(1,890,503)	(1,503,402)	27,936,999	(19,856,946)	—	—	4,698,352	(16,118,244)
8,925,349	8,863,714	2,447,005	2,780,864	27,785,011	(18,655,511)	—	—	12,738,311	(9,295,951)
62,993,995	54,130,281	16,222,795	13,441,931	21,316,035	39,971,546	—	—	52,239,733	61,535,684
$71,919,344	$62,993,995	$18,669,800	$16,222,795	$49,101,046	$21,316,035	$—	$—	$64,978,044	$52,239,733

16,411	9,696	24,937	33,775	2,875,817	467,205	—	—	535,565	64,336
(61,655)	(81,675)	(69,937)	(78,690)	(600,385)	(2,125,945)	—	—	(234,581)	(354,988)
(45,244)	(71,979)	(45,000)	(44,915)	2,275,432	(1,658,740)	—	—	300,984	(290,652)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Fidelity® Variable Insurance Products Fund (continued)				Franklin Templeton Variable Insurance Products Trust

	VIP Overseas Portfolio — Initial Class		VIP Value Strategies Portfolio — Service Class 2		Franklin Allocation VIP Fund — Class 2 Shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$20,785	$(32,880)	$(22,126)	$(17,819)	$28,746	$(135,646)
Net realized gain (loss) on investments	430,656	284,546	105,509	74,827	(1,015,162)	(2,065,032)
Change in unrealized appreciation (depreciation) on investments	(493,990)	1,369,291	(242,003)	317,040	2,938,621	5,150,792
Capital gain distributions	425,484	24,223	358,462	107,869	—	502,644
Increase (decrease) in net assets from operations	382,935	1,645,180	199,842	481,917	1,952,205	3,452,758

From capital transactions (note 4):
Net premiums	18,946	21,410	7,392	—	132	563
Transfers for contract benefits and terminations	(1,094,487)	(1,017,040)	(434,707)	(217,093)	(4,216,640)	(3,885,018)
Administrative expenses	(8,068)	(9,644)	(7,981)	(8,306)	(276,299)	(295,690)
Transfers between subaccounts (including fixed account), net	(25,061)	(57,386)	4,826	(334,398)	(865,094)	(1,223,208)
Increase (decrease) in net assets from capital transactions	(1,108,670)	(1,062,660)	(430,470)	(559,797)	(5,357,901)	(5,403,353)
Increase (decrease) in net assets	(725,735)	582,520	(230,628)	(77,880)	(3,405,696)	(1,950,595)
Net assets at beginning of year	9,688,454	9,105,934	2,773,653	2,851,533	28,721,663	30,672,258
Net assets at end of year	$8,962,719	$9,688,454	$2,543,025	$2,773,653	$25,315,967	$28,721,663

Change in units (note 5):
Units purchased	9,135	14,670	1,289	4,831	43,399	46,618
Units redeemed	(38,889)	(42,751)	(12,312)	(21,483)	(386,650)	(438,312)
Net increase (decrease) in units from capital transactions with contract owners	(29,754)	(28,081)	(11,023)	(16,652)	(343,251)	(391,694)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Franklin Templeton Variable Insurance Products Trust (continued)

Franklin Income VIP Fund — Class 2 Shares		Franklin Large Cap Growth VIP Fund — Class 2 Shares		Franklin Mutual Shares VIP Fund — Class 2 Shares		Templeton Foreign VIP Fund — Class 1 Shares		Templeton Foreign VIP Fund — Class 2 Shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$4,472,603	$4,883,321	$(2,774)	$(3,539)	$54,218	$39,511	$34,435	$64,369	$1,397	$2,871
(1,330,531)	(2,137,448)	1,695	(15,106)	(278,309)	(868,527)	17,235	(19,597)	1,435	(379)
3,281,682	(2,927,988)	21,234	87,732	1,822,106	1,504,279	(118,240)	531,979	(6,472)	27,661
582,870	9,419,690	20,063	7,824	434,013	1,864,397	—	—	—	—
7,006,624	9,237,575	40,218	76,911	2,032,028	2,539,660	(66,570)	576,751	(3,640)	30,153

283,002	300,561	—	—	34,946	40,232	23,995	62,126	—	—
(19,665,679)	(19,656,434)	(20,216)	(11,234)	(2,184,577)	(2,228,574)	(257,747)	(447,782)	(22,633)	(6,526)
(868,305)	(918,979)	(850)	(749)	(210,448)	(220,582)	(4,025)	(4,780)	(636)	(694)
(4,324,831)	(4,295,890)	(1,444)	(132,455)	(918,932)	(817,417)	21,213	(155,110)	3,260	(5,902)
(24,575,813)	(24,570,742)	(22,510)	(144,438)	(3,279,011)	(3,226,341)	(216,564)	(545,546)	(20,009)	(13,122)
(17,569,189)	(15,333,167)	17,708	(67,527)	(1,246,983)	(686,681)	(283,134)	31,205	(23,649)	17,031
144,031,697	159,364,864	172,412	239,939	22,171,015	22,857,696	3,219,354	3,188,149	181,386	164,355
$126,462,508	$144,031,697	$190,120	$172,412	$20,924,032	$22,171,015	$2,936,220	$3,219,354	$157,737	$181,386

422,270	441,340	24	132	124,154	164,124	9,316	18,074	377	154
(1,676,323)	(1,817,344)	(466)	(5,267)	(292,531)	(331,856)	(22,328)	(53,867)	(1,222)	(873)
(1,254,053)	(1,376,004)	(442)	(5,135)	(168,377)	(167,732)	(13,012)	(35,793)	(845)	(719)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Franklin Templeton Variable Insurance Products Trust (continued)				Goldman Sachs Variable Insurance Trust

	Templeton Global Bond VIP Fund — Class 1 Shares		Templeton Growth VIP Fund — Class 2 Shares		Goldman Sachs Government Money Market Fund — Service Shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(28,660)	$(31,986)	$(24,637)	$75,821	$3,926,490	$4,010,869
Net realized gain (loss) on investments	(123,770)	(86,697)	100,785	(105,025)	—	—
Change in unrealized appreciation (depreciation) on investments	(115,775)	160,820	84,746	821,984	—	—
Capital gain distributions	—	—	14,757	—	—	—
Increase (decrease) in net assets from operations	(268,205)	42,137	175,651	792,780	3,926,490	4,010,869

From capital transactions (note 4):
Net premiums	720	52,301	19,070	42,714	793,486	4,905,808
Transfers for contract benefits and terminations	(339,817)	(239,607)	(470,958)	(507,863)	(78,705,542)	(84,486,394)
Administrative expenses	(3,341)	(3,843)	(34,449)	(35,417)	(361,710)	(383,016)
Transfers between subaccounts (including fixed account), net	12,271	(7,654)	63,071	(580,564)	58,726,101	65,425,761
Increase (decrease) in net assets from capital transactions	(330,167)	(198,803)	(423,266)	(1,081,130)	(19,547,665)	(14,537,841)
Increase (decrease) in net assets	(598,372)	(156,666)	(247,615)	(288,350)	(15,621,175)	(10,526,972)
Net assets at beginning of year	2,324,954	2,481,620	4,384,176	4,672,526	129,867,955	140,394,927
Net assets at end of year	$1,726,582	$2,324,954	$4,136,561	$4,384,176	$114,246,780	$129,867,955

Change in units (note 5):
Units purchased	5,726	3,384	47,228	20,370	9,539,581	12,078,804
Units redeemed	(28,528)	(16,337)	(77,054)	(107,324)	(11,610,868)	(13,701,623)
Net increase (decrease) in units from capital transactions with contract owners	(22,802)	(12,953)	(29,826)	(86,954)	(2,071,287)	(1,622,819)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Goldman Sachs Variable Insurance Trust (continued)				Janus Aspen Series

Goldman Sachs Large Cap Value Fund — Institutional Shares		Goldman Sachs Mid Cap Value Fund — Institutional Shares		Janus Henderson Balanced Portfolio — Institutional Shares		Janus Henderson Balanced Portfolio — Service Shares		Janus Henderson Enterprise Portfolio — Institutional Shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$(4,471)	$10,230	$(136,730)	$(117,283)	$298,890	$325,343	$(54,806)	$(34,105)	$(261,873)	$(467,770)
(17,072)	(113,914)	393,164	(106,960)	3,636,936	2,368,749	4,776,184	3,005,769	1,638,673	1,161,740
130,526	198,772	981,966	2,009,784	2,451,534	3,698,278	4,339,728	5,902,527	2,051,561	2,384,939
527,467	368,369	1,463,686	644,503	—	—	—	—	1,501,505	2,511,012
636,450	463,457	2,702,086	2,430,044	6,387,360	6,392,370	9,061,106	8,874,191	4,929,866	5,589,921

33,669	6,200	114,654	10,134	104,173	95,482	61,713	77,838	76,744	32,040
(565,344)	(564,833)	(3,516,193)	(2,725,589)	(7,496,800)	(6,273,364)	(8,458,654)	(7,957,818)	(5,102,209)	(4,283,667)
(5,495)	(6,135)	(40,434)	(38,816)	(38,546)	(44,957)	(374,521)	(387,693)	(27,002)	(31,594)
(21,918)	(190,677)	(704,506)	746,929	(178,739)	(670,175)	(723,813)	(1,461,959)	(37,712)	(237,976)
(559,088)	(755,445)	(4,146,479)	(2,007,342)	(7,609,912)	(6,893,014)	(9,495,275)	(9,729,632)	(5,090,179)	(4,521,197)
77,362	(291,988)	(1,444,393)	422,702	(1,222,552)	(500,644)	(434,169)	(855,441)	(160,313)	1,068,724
4,334,625	4,626,613	27,007,499	26,584,797	49,288,920	49,789,564	72,310,246	73,165,687	37,499,401	36,430,677
$4,411,987	$4,334,625	$25,563,106	$27,007,499	$48,066,368	$49,288,920	$71,876,077	$72,310,246	$37,339,088	$37,499,401

11,985	2,553	7,554	45,242	24,133	26,802	158,198	101,861	4,515	4,478
(31,208)	(33,371)	(75,972)	(70,744)	(138,086)	(151,346)	(464,690)	(479,446)	(57,622)	(63,049)
(19,223)	(30,818)	(68,418)	(25,502)	(113,953)	(124,544)	(306,492)	(377,585)	(53,107)	(58,571)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Janus Aspen Series (continued)

	Janus Henderson Enterprise Portfolio — Service Shares		Janus Henderson Flexible Bond Portfolio — Institutional Shares		Janus Henderson Forty Portfolio — Institutional Shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(42,281)	$(61,932)	$211,486	$188,938	$(486,706)	$(382,477)
Net realized gain (loss) on investments	116,779	51,481	(230,736)	(204,518)	1,423,453	295,089
Change in unrealized appreciation (depreciation) on investments	315,534	326,941	52,139	280,443	5,322,119	9,651,831
Capital gain distributions	208,937	326,918	—	—	2,016,936	—
Increase (decrease) in net assets from operations	598,969	643,408	32,889	264,863	8,275,802	9,564,443

From capital transactions (note 4):
Net premiums	—	11,997	9,507	6,440	60,240	59,336
Transfers for contract benefits and terminations	(329,690)	(222,042)	(825,429)	(780,343)	(4,083,114)	(3,601,822)
Administrative expenses	(7,173)	(7,054)	(7,415)	(8,954)	(24,028)	(25,167)
Transfers between subaccounts (including fixed account), net	(62,261)	(83,715)	(96,283)	105,867	(187,903)	(38,842)
Increase (decrease) in net assets from capital transactions	(399,124)	(300,814)	(919,620)	(676,990)	(4,234,805)	(3,606,495)
Increase (decrease) in net assets	199,845	342,594	(886,731)	(412,127)	4,040,997	5,957,948
Net assets at beginning of year	4,500,701	4,158,107	6,773,197	7,185,324	32,705,383	26,747,435
Net assets at end of year	$4,700,546	$4,500,701	$5,886,466	$6,773,197	$36,746,380	$32,705,383

Change in units (note 5):
Units purchased	1,372	942	11,369	10,488	3,082	8,432
Units redeemed	(13,346)	(14,025)	(53,942)	(41,899)	(44,113)	(61,115)
Net increase (decrease) in units from capital transactions with contract owners	(11,974)	(13,083)	(42,573)	(31,411)	(41,031)	(52,683)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Janus Aspen Series (continued)

Janus Henderson Forty Portfolio — Service Shares		Janus Henderson Global Research Portfolio — Institutional Shares		Janus Henderson Global Research Portfolio — Service Shares		Janus Henderson Global Technology and Innovation Portfolio — Service Shares		Janus Henderson Overseas Portfolio — Institutional Shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$(429,420)	$(459,111)	$(219,255)	$(141,636)	$(24,259)	$(18,088)	$(176,842)	$(137,070)	$(16,922)	$6,873
5,825,592	338,636	1,857,914	1,352,225	244,308	119,966	744,331	122,771	375,692	334,895
(1,122,640)	9,475,441	3,751,314	4,497,726	190,734	346,877	2,479,160	3,786,661	341,861	1,171,773
2,187,391	—	1,065,003	831,391	80,803	67,963	—	—	—	—
6,460,923	9,354,966	6,454,976	6,539,706	491,586	516,718	3,046,649	3,772,362	700,631	1,513,541

38,973	104,385	53,144	79,119	53,873	—	62,062	8,336	13,451	7,039
(3,170,578)	(3,107,836)	(3,493,797)	(3,583,175)	(508,652)	(181,421)	(1,419,338)	(713,579)	(1,858,731)	(2,967,457)
(183,249)	(247,964)	(19,967)	(21,615)	(3,605)	(3,660)	(15,867)	(13,878)	(10,355)	(16,377)
(20,837,879)	1,317,732	(115,380)	(227,035)	28,490	(144,569)	34,441	(2,298)	70,846	(182,949)
(24,152,733)	(1,933,683)	(3,576,000)	(3,752,706)	(429,894)	(329,650)	(1,338,702)	(721,419)	(1,784,789)	(3,159,744)
(17,691,810)	7,421,283	2,878,976	2,787,000	61,692	187,068	1,707,947	3,050,943	(1,084,158)	(1,646,203)
34,132,695	26,711,412	30,617,691	27,830,691	2,400,686	2,213,618	10,599,981	7,549,038	15,479,200	17,125,403
$16,440,885	$34,132,695	$33,496,667	$30,617,691	$2,462,378	$2,400,686	$12,307,928	$10,599,981	$14,395,042	$15,479,200

23,781	176,192	12,037	13,405	7,159	1,606	11,804	21,955	5,839	11,029
(580,450)	(233,188)	(72,437)	(95,339)	(31,135)	(23,645)	(50,619)	(52,192)	(48,786)	(105,600)
(556,669)	(56,996)	(60,400)	(81,934)	(23,976)	(22,039)	(38,815)	(30,237)	(42,947)	(94,571)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Janus Aspen Series (continued)

	Janus Henderson Overseas Portfolio — Service Shares		Janus Henderson Research Portfolio — Institutional Shares		Janus Henderson Research Portfolio — Service Shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(4,951)	$(2,389)	$(556,067)	$(427,006)	$(47,435)	$(37,329)
Net realized gain (loss) on investments	141,547	49,820	2,983,182	1,348,464	196,640	69,772
Change in unrealized appreciation (depreciation) on investments	(59,437)	105,377	7,844,378	10,658,503	604,019	818,481
Capital gain distributions	—	—	1,158,700	—	90,347	—
Increase (decrease) in net assets from operations	77,159	152,808	11,430,193	11,579,961	843,571	850,924

From capital transactions (note 4):
Net premiums	—	—	139,978	40,595	396	8,250
Transfers for contract benefits and terminations	(407,674)	(178,102)	(5,876,660)	(4,905,935)	(406,078)	(257,538)
Administrative expenses	(3,256)	(3,333)	(24,287)	(27,447)	(3,992)	(3,481)
Transfers between subaccounts (including fixed account), net	(44,469)	(17,970)	(392,423)	(128,418)	(22,604)	(6,114)
Increase (decrease) in net assets from capital transactions	(455,399)	(199,405)	(6,153,392)	(5,021,205)	(432,278)	(258,883)
Increase (decrease) in net assets	(378,240)	(46,597)	5,276,801	6,558,756	411,293	592,041
Net assets at beginning of year	1,738,305	1,784,902	36,638,484	30,079,728	2,764,945	2,172,904
Net assets at end of year	$1,360,065	$1,738,305	$41,915,285	$36,638,484	$3,176,238	$2,764,945

Change in units (note 5):
Units purchased	1,543	—	4,968	18,868	654	735
Units redeemed	(23,398)	(11,226)	(88,082)	(109,552)	(15,151)	(11,586)
Net increase (decrease) in units from capital transactions with contract owners	(21,855)	(11,226)	(83,114)	(90,684)	(14,497)	(10,851)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Legg Mason Partners Variable Equity Trust								Lincoln Variable Insurance Products Trust

ClearBridge Variable Dividend Strategy Portfolio — Class I		ClearBridge Variable Dividend Strategy Portfolio — Class II		ClearBridge Variable Growth Portfolio — Class II		ClearBridge Variable Large Cap Value Portfolio — Class I		LVIP American Century Disciplined Core Value Fund — Standard Class II

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$(4,785)	$21,580	$(36,972)	$2,433	$(38,853)	$(39,778)	$(45,255)	$(42,750)	$(169)	$(706)
61,623	82,606	83,151	82,872	(338,924)	(144,006)	300,475	168,295	420	(20,075)
52,618	(174,247)	96,099	(220,810)	(152)	433,934	(1,191,126)	627,897	3,226	30,193
396,378	482,671	454,270	645,634	643,168	268,213	1,779,203	1,054,872	—	—
505,834	412,610	596,548	510,129	265,239	518,363	843,297	1,808,314	3,477	9,412

42,953	2,550	—	—	15,794	13	12,982	1,200	—	—
(388,215)	(300,565)	(701,053)	(195,879)	(501,464)	(100,786)	(3,489,938)	(836,460)	(2,226)	(10,554)
(3,780)	(4,509)	(8,004)	(7,868)	(11,239)	(10,498)	(30,341)	(29,137)	(5)	(65)
142,136	(259,275)	(80,221)	(201,400)	(260,750)	(95,539)	(559,511)	(259,729)	19,354	(215,354)
(206,906)	(561,799)	(789,278)	(405,147)	(757,659)	(206,810)	(4,066,808)	(1,124,126)	17,123	(225,973)
298,928	(149,189)	(192,730)	104,982	(492,420)	311,553	(3,223,511)	684,188	20,600	(216,561)
3,422,056	3,571,245	4,570,985	4,466,003	2,788,575	2,477,022	14,945,038	14,260,850	18,309	234,870
$3,720,984	$3,422,056	$4,378,255	$4,570,985	$2,296,155	$2,788,575	$11,721,527	$14,945,038	$38,909	$18,309

8,909	8,731	2,118	11,136	7,688	1,669	11,250	23,719	827	1,130
(15,544)	(28,932)	(29,713)	(26,943)	(25,794)	(8,181)	(187,661)	(62,510)	(176)	(10,736)
(6,635)	(20,201)	(27,595)	(15,807)	(18,106)	(6,512)	(176,411)	(38,791)	651	(9,606)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	Lincoln Variable Insurance Products Trust (continued)

	LVIP American Century Inflation Protection Fund — Service Class		LVIP American Century International Fund — Standard Class II		LVIP American Century Ultra® Fund — Standard Class II

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$292,045	$269,335	$(446)	$(1,201)	$(662)	$(638)
Net realized gain (loss) on investments	(320,399)	(399,344)	1,716	(4,979)	4,052	1,148
Change in unrealized appreciation (depreciation) on investments	14,234	387,913	2,886	27,680	2,552	8,959
Capital gain distributions	—	—	—	—	2,918	2,629
Increase (decrease) in net assets from operations	(14,120)	257,904	4,156	21,500	8,860	12,098

From capital transactions (note 4):
Net premiums	18,763	26,483	370	—	—	—
Transfers for contract benefits and terminations	(2,071,650)	(1,824,058)	(47,824)	(21,934)	(2,388)	(2,260)
Administrative expenses	(167,095)	(181,425)	(613)	(651)	(253)	(231)
Transfers between subaccounts (including fixed account), net	417,502	846,115	13,567	55,042	(6,967)	(7,949)
Increase (decrease) in net assets from capital transactions	(1,802,480)	(1,132,885)	(34,500)	32,457	(9,608)	(10,440)
Increase (decrease) in net assets	(1,816,600)	(874,981)	(30,344)	53,957	(748)	1,658
Net assets at beginning of year	16,632,700	17,507,681	269,645	215,688	34,823	33,165
Net assets at end of year	$14,816,100	$16,632,700	$239,301	$269,645	$34,075	$34,823

Change in units (note 5):
Units purchased	204,979	230,476	3,010	4,805	120	118
Units redeemed	(350,665)	(326,731)	(4,552)	(2,800)	(272)	(348)
Net increase (decrease) in units from capital transactions with contract owners	(145,686)	(96,255)	(1,542)	2,005	(152)	(230)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

Lincoln Variable Insurance Products Trust (continued)

LVIP American Century Value Fund — Standard Class II		LVIP JPMorgan Core Bond Fund — Standard Class		LVIP JPMorgan Mid Cap Value Fund — Standard Class		LVIP JPMorgan Small Cap Core Fund — Standard Class		LVIP JPMorgan U.S. Equity Fund — Standard Class

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$1,063	$1,244	$17,521	$19,513	$(1,614)	$2,298	$(974)	$(4)	$(12,620)	$(2,840)
1,110	1,034	(23,651)	(34,903)	3,942	(574)	3,357	(3)	267,698	24,605
(6,833)	(3,564)	10,867	60,887	(9,635)	2,212	6,437	524	(82,185)	156,368
13,705	17,353	—	—	32,113	4,711	2,200	44	28,170	43,691
9,045	16,067	4,737	45,497	24,806	8,647	11,020	561	201,063	221,824

—	—	1,482	—	370	—	370	—	370	—
(13,601)	(23,764)	(537,039)	(81,996)	(27,278)	(13,994)	(18,471)	—	(568,901)	(90,196)
(171)	(237)	(1,536)	(1,724)	(340)	(270)	(78)	(6)	(1,240)	(1,277)
(195,622)	53,046	178,556	275,257	(5,816)	162,792	150,569	(1)	(486,411)	155,964
(209,394)	29,045	(358,537)	191,537	(33,064)	148,528	132,390	(7)	(1,056,182)	64,491
(200,349)	45,112	(353,800)	237,034	(8,258)	157,175	143,410	554	(855,119)	286,315
267,933	222,821	1,196,745	959,711	211,305	54,130	5,450	4,896	1,162,815	876,500
$67,584	$267,933	$842,945	$1,196,745	$203,047	$211,305	$148,860	$5,450	$307,696	$1,162,815

619	3,042	25,386	34,057	1,494	9,451	8,571	—	1,097	9,188
(8,340)	(2,115)	(49,990)	(21,977)	(3,214)	(1,406)	(2,519)	—	(22,034)	(10,278)
(7,721)	927	(24,604)	12,080	(1,720)	8,045	6,052	—	(20,937)	(1,090)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	MFS® Variable Insurance Trust

	MFS® Investors Trust Series — Service Class Shares		MFS® New Discovery Series — Service Class Shares		MFS® Total Return Series — Service Class Shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(42,524)	$(39,462)	$(129,776)	$(130,587)	$80,104	$(18,780)
Net realized gain (loss) on investments	257,150	208,407	(449,359)	(771,665)	240,946	(31,381)
Change in unrealized appreciation (depreciation) on investments	128,184	201,725	990,772	1,930,040	(196,935)	887,791
Capital gain distributions	288,741	201,971	—	—	1,213,624	1,139,705
Increase (decrease) in net assets from operations	631,551	572,641	411,637	1,027,788	1,337,739	1,977,335

From capital transactions (note 4):
Net premiums	—	12,706	255	34,660	188,382	14,511
Transfers for contract benefits and terminations	(480,861)	(652,335)	(722,753)	(750,649)	(3,145,065)	(2,622,033)
Administrative expenses	(7,183)	(6,949)	(16,253)	(16,747)	(130,510)	(143,334)
Transfers between subaccounts (including fixed account), net	(255,540)	(136,898)	(156,862)	(254,201)	155,474	1,124,514
Increase (decrease) in net assets from capital transactions	(743,584)	(783,476)	(895,613)	(986,937)	(2,931,719)	(1,626,342)
Increase (decrease) in net assets	(112,033)	(210,835)	(483,976)	40,851	(1,593,980)	350,993
Net assets at beginning of year	3,704,740	3,915,575	8,625,421	8,584,570	26,126,743	25,775,750
Net assets at end of year	$3,592,707	$3,704,740	$8,141,445	$8,625,421	$24,532,763	$26,126,743

Change in units (note 5):
Units purchased	1,035	3,525	3,780	9,372	107,556	159,756
Units redeemed	(19,599)	(29,708)	(29,701)	(39,879)	(259,826)	(241,603)
Net increase (decrease) in units from capital transactions with contract owners	(18,564)	(26,183)	(25,921)	(30,507)	(152,270)	(81,847)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

MFS® Variable Insurance Trust II						PIMCO Variable Insurance Trust

MFS® Utilities Series — Service Class Shares		MFS® Income Portfolio — Service Class Shares		MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares		All Asset Portfolio — Advisor Class Shares		High Yield Portfolio — Administrative Class Shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$56,168	$170,035	$277	$306	$(78,001)	$(76,612)	$162,879	$46,008	$1,106,805	$1,088,436
116,744	167,881	(745)	(232)	132,096	46,861	(117,029)	(103,600)	(131,901)	(408,414)
400,866	(1,298,339)	599	743	176,848	773,593	18,311	287,193	348,357	1,987,468
283,554	538,732	—	—	488,853	267,847	—	—	—	—
857,332	(421,691)	131	817	719,796	1,011,689	64,161	229,601	1,323,261	2,667,490

136	186	—	—	2,305	10,716	46,093	13	33,256	33,280
(993,177)	(763,516)	(4,788)	(902)	(571,155)	(435,261)	(404,209)	(403,383)	(3,541,446)	(2,447,561)
(24,711)	(28,470)	(34)	(104)	(9,560)	(9,652)	(15,046)	(17,842)	(195,560)	(209,984)
614,176	(131,398)	924	772	(31,309)	(391,606)	(172,050)	156,986	155,173	(91,905)
(403,576)	(923,198)	(3,898)	(234)	(609,719)	(825,803)	(545,212)	(264,226)	(3,548,577)	(2,716,170)
453,756	(1,344,889)	(3,767)	583	110,077	185,886	(481,051)	(34,625)	(2,225,316)	(48,680)
9,271,466	10,616,355	14,744	14,161	5,199,162	5,013,276	3,730,244	3,764,869	27,510,069	27,558,749
$9,725,222	$9,271,466	$10,977	$14,744	$5,309,239	$5,199,162	$3,249,193	$3,730,244	$25,284,753	$27,510,069

29,036	21,461	83	73	11,674	1,843	14,096	17,875	122,433	140,179
(40,449)	(44,763)	(434)	(95)	(33,469)	(38,359)	(44,922)	(34,050)	(288,878)	(282,396)
(11,413)	(23,302)	(351)	(22)	(21,795)	(36,516)	(30,826)	(16,175)	(166,445)	(142,217)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	PIMCO Variable Insurance Trust (continued)

	International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares		Long-Term U.S. Government Portfolio — Administrative Class Shares		Low Duration Portfolio — Administrative Class Shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$21,363	$11,231	$372,622	$338,312	$819,298	$805,975
Net realized gain (loss) on investments	(10,951)	(10,823)	(9,636,161)	(5,872,003)	(869,153)	(875,944)
Change in unrealized appreciation (depreciation) on investments	28,008	46,737	6,487,026	6,934,340	990,361	1,410,542
Capital gain distributions	—	28,696	—	—	—	—
Increase (decrease) in net assets from operations	38,420	75,841	(2,776,513)	1,400,649	940,506	1,340,573

From capital transactions (note 4):
Net premiums	537	—	82,707	99,215	56,784	28,885
Transfers for contract benefits and terminations	(150,043)	(64,436)	(4,880,752)	(5,741,713)	(4,429,948)	(5,185,083)
Administrative expenses	(1,735)	(1,971)	(408,409)	(593,322)	(360,876)	(445,617)
Transfers between subaccounts (including fixed account), net	18,585	8,165	(19,223,215)	1,422,664	(11,827,795)	4,158,478
Increase (decrease) in net assets from capital transactions	(132,656)	(58,242)	(24,429,669)	(4,813,156)	(16,561,835)	(1,443,337)
Increase (decrease) in net assets	(94,236)	17,599	(27,206,182)	(3,412,507)	(15,621,329)	(102,764)
Net assets at beginning of year	1,088,203	1,070,604	50,461,592	53,874,099	43,145,719	43,248,483
Net assets at end of year	$993,967	$1,088,203	$23,255,410	$50,461,592	$27,524,390	$43,145,719

Change in units (note 5):
Units purchased	1,926	1,886	658,029	906,538	503,583	1,015,548
Units redeemed	(8,521)	(4,953)	(2,444,285)	(1,224,591)	(2,016,958)	(1,137,405)
Net increase (decrease) in units from capital transactions with contract owners	(6,595)	(3,067)	(1,786,256)	(318,053)	(1,513,375)	(121,857)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

PIMCO Variable Insurance Trust (continued)		Rydex Variable Trust		State Street Variable Insurance Series Funds, Inc.

Total Return Portfolio — Administrative Class Shares		NASDAQ — 100® Fund		Income V.I.S. Fund — Class 1 Shares		Premier Growth Equity V.I.S. Fund — Class 1 Shares		Real Estate Securities V.I.S. Fund — Class 1 Shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$2,255,958	$1,667,507	$(121,270)	$(109,369)	$125,889	$44,453	$(430,969)	$(355,966)	$234,140	$473,138
(2,264,451)	(3,192,529)	474,033	319,288	(255,429)	(240,421)	1,629,844	(48,253)	(809,246)	(2,017,441)
771,893	5,093,067	1,275,637	2,453,558	(56,622)	466,161	323,455	8,281,230	3,543,733	5,694,382
—	—	171,029	—	—	—	5,571,739	568,902	—	—
763,400	3,568,045	1,799,429	2,663,477	(186,162)	270,193	7,094,069	8,445,913	2,968,627	4,150,079

272,632	190,229	5,945	14,979	186,107	7,191	10,274	17,806	42,736	19,367
(11,600,475)	(9,413,233)	(771,647)	(718,603)	(905,865)	(841,039)	(4,549,056)	(2,435,921)	(3,960,417)	(3,935,514)
(774,068)	(669,015)	(35,436)	(27,554)	(28,028)	(30,236)	(60,871)	(48,955)	(247,196)	(302,048)
12,536,768	20,444,134	(201,773)	2,463,128	(174,597)	198,928	(579,459)	(536,299)	(32,882,450)	19,084,951
434,857	10,552,115	(1,002,911)	1,731,950	(922,383)	(665,156)	(5,179,112)	(3,003,369)	(37,047,327)	14,866,756
1,198,257	14,120,160	796,518	4,395,427	(1,108,545)	(394,963)	1,914,957	5,442,544	(34,078,700)	19,016,835
94,374,832	80,254,672	8,750,487	4,355,060	8,612,886	9,007,849	25,935,748	20,493,204	50,822,331	31,805,496
$95,573,089	$94,374,832	$9,547,005	$8,750,487	$7,504,341	$8,612,886	$27,850,705	$25,935,748	$16,743,631	$50,822,331

1,426,035	2,048,428	1,759	92,288	47,424	51,379	3,854	11,742	190,287	1,091,414
(1,339,902)	(1,165,987)	(31,559)	(50,180)	(114,209)	(97,231)	(100,820)	(84,584)	(1,641,808)	(381,621)
86,133	882,441	(29,800)	42,108	(66,785)	(45,852)	(96,966)	(72,842)	(1,451,521)	709,793

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	State Street Variable Insurance Series Funds, Inc. (continued)

	S&P 500® Index V.I.S. Fund — Class 1 Shares		Small-Cap Equity V.I.S. Fund — Class 1 Shares		Total Return V.I.S. Fund — Class 1 Shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(564,131)	$(73,624)	$(309,098)	$(324,803)	$18,088,014	$3,785,185
Net realized gain (loss) on investments	7,164,289	2,735,365	(101,160)	(285,123)	(2,953,897)	(15,912,127)
Change in unrealized appreciation (depreciation) on investments	11,117,171	19,673,410	516,170	1,145,063	40,406,402	87,029,374
Capital gain distributions	12,979,445	4,684,930	1,676,224	1,879,655	125,636	—
Increase (decrease) in net assets from operations	30,696,774	27,020,081	1,782,136	2,414,792	55,666,155	74,902,432

From capital transactions (note 4):
Net premiums	186,871	596,754	4,684	24,884	1,915,125	1,669,126
Transfers for contract benefits and terminations	(18,153,661)	(13,691,635)	(2,422,697)	(2,166,347)	(50,220,368)	(45,772,356)
Administrative expenses	(366,400)	(266,541)	(58,125)	(58,187)	(180,751)	(188,730)
Transfers between subaccounts (including fixed account), net	472,723	17,339,062	(41,200)	(312,717)	(3,310,726)	(5,071,462)
Increase (decrease) in net assets from capital transactions	(17,860,467)	3,977,640	(2,517,338)	(2,512,367)	(51,796,720)	(49,363,422)
Increase (decrease) in net assets	12,836,307	30,997,721	(735,202)	(97,575)	3,869,435	25,539,010
Net assets at beginning of year	143,019,681	112,021,960	21,779,076	21,876,651	602,277,001	576,737,991
Net assets at end of year	$155,855,988	$143,019,681	$21,043,874	$21,779,076	$606,146,436	$602,277,001

Change in units (note 5):
Units purchased	106,603	487,963	14,080	15,728	1,214,009	1,471,149
Units redeemed	(446,760)	(389,902)	(65,269)	(71,984)	(3,537,122)	(3,995,652)
Net increase (decrease) in units from capital transactions with contract owners	(340,157)	98,061	(51,189)	(56,256)	(2,323,113)	(2,524,503)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

State Street Variable Insurance Series Funds, Inc. (continued)				The Alger Portfolios				The Prudential Series Fund

Total Return V.I.S. Fund — Class 3 Shares		U.S. Equity V.I.S. Fund — Class 1 Shares		Alger Large Cap Growth Portfolio — Class I-2 Shares		Alger Small Cap Growth Portfolio — Class I-2 Shares		PSF Mid-Cap Growth Portfolio — Class II Shares

Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

$5,801,526	$60,511	$(224,856)	$(177,492)	$(381,343)	$(317,993)	$(122,129)	$(162,645)	$(282)	$(250)
(1,614,831)	(9,770,845)	1,283,321	173,463	989,615	(423,356)	(649,097)	(1,229,212)	1,432	558
18,856,724	43,597,228	(518,778)	2,741,496	8,405,882	6,648,133	1,483,432	2,936,841	889	2,767
53,019	—	3,318,841	1,171,685	—	—	—	—	—	—
23,096,438	33,886,894	3,858,528	3,909,152	9,014,154	5,906,784	712,206	1,544,984	2,039	3,075

288,778	272,935	29,250	47,178	89,505	153,958	295	1,515	—	—
(31,997,413)	(31,451,153)	(3,727,303)	(2,936,826)	(3,477,271)	(2,186,751)	(1,151,505)	(1,153,214)	(1,549)	(499)
(2,054,325)	(2,178,399)	(48,893)	(43,950)	(18,409)	(19,479)	(9,699)	(11,659)	(28)	(29)
(8,576,360)	(11,429,345)	(726,100)	(623,074)	(675,387)	(540,334)	(150,931)	(106,844)	—	—
(42,339,320)	(44,785,962)	(4,473,046)	(3,556,672)	(4,081,562)	(2,592,606)	(1,311,840)	(1,270,202)	(1,577)	(528)
(19,242,882)	(10,899,068)	(614,518)	352,480	4,932,592	3,314,178	(599,634)	274,782	462	2,547
273,379,545	284,278,613	17,471,550	17,119,070	23,488,405	20,174,227	11,505,125	11,230,343	17,407	14,860
$254,136,663	$273,379,545	$16,857,032	$17,471,550	$28,420,997	$23,488,405	$10,905,491	$11,505,125	$17,869	$17,407

489,603	538,838	7,555	15,582	11,093	9,935	3,184	10,767	—	—
(3,279,624)	(3,869,367)	(106,262)	(119,788)	(86,794)	(68,656)	(43,292)	(54,727)	(33)	(14)
(2,790,021)	(3,330,529)	(98,707)	(104,206)	(75,701)	(58,721)	(40,108)	(43,960)	(33)	(14)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Statements of Changes in Net Assets — Continued

	The Prudential Series Fund (continued)

	PSF Natural Resources Portfolio — Class II Shares		PSF PGIM Jennison Blend Portfolio — Class II Shares		PSF PGIM Jennison Growth Portfolio — Class II Shares

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(214,312)	$(316,530)	$(71,336)	$(3,734)	$(122,896)	$(108,378)
Net realized gain (loss) on investments	2,058,755	1,872,380	132,283	17,617	689,835	655,099
Change in unrealized appreciation (depreciation) on investments	(636,973)	(2,387,485)	912,473	140,307	1,409,528	2,256,981
Capital gain distributions	—	—	—	—	—	—
Increase (decrease) in net assets from operations	1,207,470	(831,635)	973,420	154,190	1,976,467	2,803,702

From capital transactions (note 4):
Net premiums	19,064	327,902	—	—	10,038	106,923
Transfers for contract benefits and terminations	(1,425,253)	(1,592,158)	(703,687)	(5,243)	(839,161)	(422,054)
Administrative expenses	(135,358)	(171,589)	(15,240)	(352)	(38,904)	(31,449)
Transfers between subaccounts (including fixed account), net	(14,334,937)	1,503,930	387,667	4,093,007	(218,571)	(413,252)
Increase (decrease) in net assets from capital transactions	(15,876,484)	68,085	(331,260)	4,087,412	(1,086,598)	(759,832)
Increase (decrease) in net assets	(14,669,014)	(763,550)	642,160	4,241,602	889,869	2,043,870
Net assets at beginning of year	19,098,780	19,862,330	4,241,602	—	7,591,703	5,547,833
Net assets at end of year	$4,429,766	$19,098,780	$4,883,762	$4,241,602	$8,481,572	$7,591,703

Change in units (note 5):
Units purchased	253,318	1,770,713	41,846	743,696	2,554	19,622
Units redeemed	(1,793,786)	(1,002,914)	(76,707)	(361,428)	(16,533)	(31,236)
Net increase (decrease) in units from capital transactions with contract owners	(1,540,468)	767,799	(34,861)	382,268	(13,979)	(11,614)

See accompanying notes to financial statements.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements

December 31, 2024

(1)	Description of Entity

Genworth Life & Annuity VA Separate Account 1 (the “Separate Account”) is a separate investment account established on August 19, 1987 by Genworth Life and Annuity Insurance Company (“GLAIC”), pursuant to the laws of the Commonwealth of Virginia. GLAIC is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. GLAIC is licensed as a life insurer to do business in Bermuda, the District of Columbia and all states except for New York. GLAIC is wholly-owned by Genworth Life Insurance Company, which is wholly-owned by Genworth North America Corporation, which is indirectly wholly-owned by Genworth Financial, Inc.

GLAIC has a 34.5% investment in an affiliate, Genworth Life Insurance Company of New York.

GLAIC’s principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contract owners who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant’s lifetime or the longer of a defined number of years or the annuitant’s lifetime. In March 2016, GLAIC suspended sales of traditional life insurance and fixed annuity products. GLAIC, however, continues to service its existing retained and reinsured blocks of business.

GLAIC also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans, variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits. Some of GLAIC’s group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

The Separate Account has subaccounts that currently invest in series or portfolios (“Portfolios”) of open-end mutual funds (“Funds”). Such Portfolios are not sold directly to the general public. The Portfolios are sold to GLAIC, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLAIC. In addition, the Portfolios may be sold to retirement plans. GLAIC uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLAIC, as well as other purposes permitted by law.

Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund).

The assets of the Separate Account belong to GLAIC. However, GLAIC does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLAIC may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of GLAIC’s General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLAIC may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLAIC to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

The Separate Account is registered with the U.S. Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

During the years ended December 31, 2024 and 2023, the following Portfolio names were changed:

Prior Portfolio Name	Current Portfolio Name	Effective Date
Legg Mason Partners Variable Equity Trust — ClearBridge Variable Aggressive Growth Portfolio — Class II	Legg Mason Partners Variable Equity Trust — ClearBridge Variable Growth Portfolio — Class II	April 29, 2024
American Century Variable Portfolios II, Inc. — VP Inflation Protection Fund — Class II	Lincoln Variable Insurance Products Trust — LVIP American Century Inflation Protection Fund — Service Class	April 26, 2024
American Century Variable Portfolios, Inc. — VP Disciplined Core Value Fund — Class I	Lincoln Variable Insurance Products Trust — LVIP American Century Disciplined Core Value Fund — Standard Class II	April 26, 2024
American Century Variable Portfolios, Inc. — VP International Fund — Class I	Lincoln Variable Insurance Products Trust — LVIP American Century International Fund — Standard Class II	April 26, 2024
American Century Variable Portfolios, Inc. — VP Ultra® Fund — Class I	Lincoln Variable Insurance Products Trust — LVIP American Century Ultra® Fund — Standard Class II	April 26, 2024
American Century Variable Portfolios, Inc. — VP Value Fund — Class I	Lincoln Variable Insurance Products Trust — LVIP American Century Value Fund — Standard Class II	April 26, 2024
AB Variable Products Series Fund, Inc. — AB VP Growth and Income Portfolio — Class B	AB Variable Products Series Fund, Inc. — AB VPS Relative Value Portfolio — Class B	April 28, 2023
Allspring Variable Trust — Allspring VT Omega Growth Fund — Class 2	Allspring Variable Trust — Allspring VT Discovery All Cap Growth Fund — Class 2	April 28, 2023
JPMorgan Insurance Trust — JPMorgan Insurance Trust Core Bond Portfolio — Class 1	Lincoln Variable Insurance Products Trust — LVIP JPMorgan Core Bond Fund — Standard Class	April 28, 2023
JPMorgan Insurance Trust — JPMorgan Insurance Trust Mid Cap Value Portfolio — Class 1	Lincoln Variable Insurance Products Trust — LVIP JPMorgan Mid Cap Value Fund — Standard Class	April 28, 2023
JPMorgan Insurance Trust — JPMorgan Insurance Trust Small Cap Core Portfolio — Class 1	Lincoln Variable Insurance Products Trust — LVIP JPMorgan Small Cap Core Fund — Standard Class	April 28, 2023
JPMorgan Insurance Trust — JPMorgan Insurance Trust U.S. Equity Portfolio — Class 1	Lincoln Variable Insurance Products Trust — LVIP JPMorgan U.S. Equity Fund — Standard Class	April 28, 2023

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

During the years ended December 31, 2024 and 2023, the following Portfolio(s) were liquidated, and the Portfolio assets were reinvested in new or existing Portfolio(s):

Liquidated Portfolio	Reinvested Portfolio	Inception Date
Deutsche DWS Variable Series I — DWS Capital Growth VIP — Class B Shares	BNY Mellon — BNY Mellon Variable Investment Fund — Government Money Market Portfolio	June 17, 2024
Deutsche DWS Variable Series II — DWS CROCI® U.S. VIP — Class B Shares	BNY Mellon — BNY Mellon Variable Investment Fund — Government Money Market Portfolio	June 17, 2024
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Conservative Balanced Fund — Series I shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Equity and Income Fund — Series I shares	April 26, 2024
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Conservative Balanced Fund — Series II shares	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) — Invesco V.I. Equity and Income Fund — Series II shares	April 26, 2024
The Prudential Series Fund — PSF PGIM Jennison Focused Blend Portfolio — Class II Shares	The Prudential Series Fund — PSF PGIM Jennison Blend Portfolio — Class II Shares	December 8, 2023
The Prudential Series Fund — PSF International Growth Portfolio — Class II Shares	Advanced Series Trust — AST International Equity Portfolio — Class I Shares	March 10, 2023

All designated Portfolios listed above are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a) Basis of Presentation

These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (“U.S. GAAP”). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

(b) Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the mutual fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

•	Level 3 — unobservable inputs.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2024 and there were no transfers between the levels during 2024.

Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day that the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

(c) Unit Classes

There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLAIC, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

(d) Federal Income Taxes

The operations of the Separate Account are a part of, and taxed with, the operations of GLAIC. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLAIC is taxed as a life insurance company under the Code.

(e) Payments During Annuitization

Net assets allocated to the contracts in variable payout stages (“variable annuitization”) are computed in accordance with the mortality tables in effect at the time of contract issue. The default assumed interest rate is an effective annual rate of 3% for all variable annuitizations paid on a life contingency basis, with the exception of those contract owners who have annuitized while electing the Payment Optimizer Plus rider option. Under this rider option, the assumed interest rate is 4%. For contract owners who have purchased the RetireReadySM Retirement Answer variable annuity, the assumed interest rate is 3.5%. The mortality risk is fully borne by GLAIC and may result in amounts transferred from GLAIC’s General Account to the Separate Account should annuitants live longer than assumed. GLAIC may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

(f) Segment Reporting

In this reporting period, the subaccounts within the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) -Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the subaccounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The subaccounts have acted as single reportable segments and the CODM of the subaccounts within the Separate Account is the Variable Product Portfolio Manager. The Separate Account is structured with a limited purpose by design and its sole purpose is to record and

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

report the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. Significant revenues and expenses are reported on the Statements of Changes in Net Assets and are reviewed by the CODM. The accounting policies of the segment are the same as those described in the summary of significant accounting policies herein.

(g) Subsequent Events

No material subsequent events have occurred since December 31, 2024 through April 23, 2025, the date the financial statements were available to be issued, that would require adjustment to the financial statements.

(3)	Purchases and Sales of Investments

The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2024 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AB Variable Products Series Fund, Inc.
AB VPS Balanced Hedged Allocation Portfolio — Class B	$1,273,379	$2,349,754
AB VPS International Value Portfolio — Class B	1,389,778	17,448,857
AB VPS Large Cap Growth Portfolio — Class B	863,803	2,838,905
AB VPS Relative Value Portfolio — Class B	1,980,739	4,998,266
AB VPS Small Cap Growth Portfolio — Class B	263,566	1,321,087
AB VPS Sustainable Global Thematic Portfolio — Class B	25,602	252,909
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund — Series I shares	62,921	1,470,199
Invesco V.I. American Franchise Fund — Series II shares	9,285	567,047
Invesco V.I. American Value Fund — Series II shares	1,662,650	1,404,934
Invesco V.I. Capital Appreciation Fund — Series I shares	393,204	4,778,624
Invesco V.I. Capital Appreciation Fund — Series II shares	511,617	1,731,655
Invesco V.I. Comstock Fund — Series II shares	6,676,040	14,623,635
Invesco V.I. Conservative Balanced Fund — Series I shares	442,198	6,895,145
Invesco V.I. Conservative Balanced Fund — Series II shares	567,281	12,833,164
Invesco V.I. Core Equity Fund — Series I shares	62,000,892	8,497,264
Invesco V.I. Core Plus Bond Fund — Series I shares	665,225	961,134
Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares	379,819	2,528,307
Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares	167,667	1,331,476
Invesco V.I. EQV International Equity Fund — Series II shares	16,228,377	3,155,500
Invesco V.I. Equity and Income Fund — Series I shares	6,761,595	681,668
Invesco V.I. Equity and Income Fund — Series II shares	14,814,555	5,725,353
Invesco V.I. Global Fund — Series II shares	2,395,257	5,689,201
Invesco V.I. Global Real Estate Fund — Series II shares	209,081	66,886
Invesco V.I. Global Strategic Income Fund — Series I shares	104,606	243,089
Invesco V.I. Government Securities Fund — Series I shares	—	—
Invesco V.I. Main Street Fund® — Series II shares	79,916,612	11,155,814
Invesco V.I. Main Street Small Cap Fund® — Series II shares	16,616,870	4,651,828
Invesco V.I. Technology Fund — Series I shares	—	—
Advanced Series Trust
AST International Equity Portfolio — Class I Shares	—	—

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Allspring Variable Trust
Allspring VT Discovery All Cap Growth Fund — Class 2	$127,201	$416,228
BNY Mellon
BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares	200,236	73,983
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares	144,382	1,542,434
BNY Mellon Variable Investment Fund — Government Money Market Portfolio	835,246	1,509,986
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund — Class III Shares	1,112,025	2,216,548
BlackRock Basic Value V.I. Fund — Class III Shares	2,487,081	18,450,032
BlackRock Global Allocation V.I. Fund — Class III Shares	13,699,512	25,647,656
BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares	833,430	2,693,697
Columbia Funds Variable Series Trust II
CTIVP® — Principal Blue Chip Growth Fund — Class 1	3,150,579	89,393,596
Columbia Variable Portfolio — Overseas Core Fund — Class 2	2,634,549	18,705,595
Deutsche DWS Variable Series I
DWS Capital Growth VIP — Class B Shares	20,585	176,497
Deutsche DWS Variable Series II
DWS CROCI® U.S. VIP — Class B Shares	753	49,552
DWS Small Mid Cap Value VIP — Class B Shares	1,050	1,116
Eaton Vance Variable Trust
VT Floating-Rate Income Fund	4,221,946	8,328,857
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II — Primary Shares	502,880	998,202
Federated Hermes High Income Bond Fund II — Service Shares	658,174	938,421
Federated Hermes Kaufmann Fund II — Service Shares	14,974,135	3,763,549
Federated Hermes Managed Volatility Fund II — Primary Shares	325,738	1,133,014
Fidelity® Variable Insurance Products Fund
VIP Asset Manager Portfolio — Initial Class	1,192,475	3,622,388
VIP Asset Manager Portfolio — Service Class 2	827,618	489,992
VIP Balanced Portfolio — Service Class 2	6,738,982	12,195,236
VIP Contrafund® Portfolio — Initial Class	13,887,564	19,278,667
VIP Contrafund® Portfolio — Service Class 2	24,893,118	47,389,196
VIP Dynamic Capital Appreciation Portfolio — Service Class 2	248,582	433,794
VIP Equity-Income PortfolioSM — Initial Class	6,192,937	11,901,213
VIP Equity-Income PortfolioSM — Service Class 2	3,589,977	7,582,665
VIP Growth & Income Portfolio — Initial Class	1,385,007	3,024,452
VIP Growth & Income Portfolio — Service Class 2	1,593,419	2,277,564
VIP Growth Opportunities Portfolio — Initial Class	340,658	3,269,897
VIP Growth Opportunities Portfolio — Service Class 2	513,687	1,858,332
VIP Growth Portfolio — Initial Class	16,695,620	10,727,810
VIP Growth Portfolio — Service Class 2	5,239,825	3,285,247
VIP Investment Grade Bond Portfolio — Service Class 2	36,940,374	7,889,222
VIP Mid Cap Portfolio — Initial Class	—	—
VIP Mid Cap Portfolio — Service Class 2	25,132,605	12,658,286
VIP Overseas Portfolio — Initial Class	875,127	1,551,760
VIP Value Strategies Portfolio — Service Class 2	423,924	518,069

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Franklin Templeton Variable Insurance Products Trust
Franklin Allocation VIP Fund — Class 2 Shares	$1,265,334	$6,233,453
Franklin Income VIP Fund — Class 2 Shares	15,207,948	34,501,654
Franklin Large Cap Growth VIP Fund — Class 2 Shares	20,948	26,168
Franklin Mutual Shares VIP Fund — Class 2 Shares	3,189,564	5,989,427
Templeton Foreign VIP Fund — Class 1 Shares	235,814	418,474
Templeton Foreign VIP Fund — Class 2 Shares	9,913	28,526
Templeton Global Bond VIP Fund — Class 1 Shares	82,573	441,430
Templeton Growth VIP Fund — Class 2 Shares	692,880	1,125,921
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares	93,746,470	109,692,293
Goldman Sachs Large Cap Value Fund — Institutional Shares	945,739	983,901
Goldman Sachs Mid Cap Value Fund — Institutional Shares	2,147,111	4,967,352
Janus Aspen Series
Janus Henderson Balanced Portfolio — Institutional Shares	2,998,227	10,309,719
Janus Henderson Balanced Portfolio — Service Shares	5,858,592	15,262,960
Janus Henderson Enterprise Portfolio — Institutional Shares	2,160,947	5,944,528
Janus Henderson Enterprise Portfolio — Service Shares	283,622	516,163
Janus Henderson Flexible Bond Portfolio — Institutional Shares	588,284	1,296,769
Janus Henderson Forty Portfolio — Institutional Shares	2,405,581	5,081,263
Janus Henderson Forty Portfolio — Service Shares	3,259,844	25,701,983
Janus Henderson Global Research Portfolio — Institutional Shares	1,936,438	4,674,744
Janus Henderson Global Research Portfolio — Service Shares	234,076	607,578
Janus Henderson Global Technology and Innovation Portfolio — Service Shares	270,897	1,944,343
Janus Henderson Overseas Portfolio — Institutional Shares	469,075	2,225,212
Janus Henderson Overseas Portfolio — Service Shares	55,967	516,466
Janus Henderson Research Portfolio — Institutional Shares	1,607,190	7,182,345
Janus Henderson Research Portfolio — Service Shares	110,806	500,399
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Dividend Strategy Portfolio — Class I	740,097	555,399
ClearBridge Variable Dividend Strategy Portfolio — Class II	559,563	931,549
ClearBridge Variable Growth Portfolio — Class II	954,278	1,107,657
ClearBridge Variable Large Cap Value Portfolio — Class I	2,231,561	4,563,963
Lincoln Variable Insurance Products Trust
LVIP American Century Disciplined Core Value Fund — Standard Class II	22,655	5,698
LVIP American Century Inflation Protection Fund — Service Class	3,000,736	4,503,174
LVIP American Century International Fund — Standard Class II	61,045	95,990
LVIP American Century Ultra® Fund — Standard Class II	9,641	16,994
LVIP American Century Value Fund — Standard Class II	36,452	231,090
LVIP JPMorgan Core Bond Fund — Standard Class	357,520	698,549
LVIP JPMorgan Mid Cap Value Fund — Standard Class	85,212	87,779
LVIP JPMorgan Small Cap Core Fund — Standard Class	204,368	70,745
LVIP JPMorgan U.S. Equity Fund — Standard Class	83,879	1,124,553
MFS® Variable Insurance Trust
MFS® Investors Trust Series — Service Class Shares	343,636	841,088
MFS® New Discovery Series — Service Class Shares	136,136	1,162,700
MFS® Total Return Series — Service Class Shares	4,214,883	5,858,909
MFS® Utilities Series — Service Class Shares	1,544,811	1,609,168

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
MFS® Variable Insurance Trust II
MFS® Income Portfolio — Service Class Shares	$1,390	$5,011
MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares	792,199	930,387
PIMCO Variable Insurance Trust
All Asset Portfolio — Advisor Class Shares	469,658	851,738
High Yield Portfolio — Administrative Class Shares	3,987,881	6,456,569
International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares	74,930	187,379
Long-Term U.S. Government Portfolio — Administrative Class Shares	10,058,269	34,134,386
Low Duration Portfolio — Administrative Class Shares	7,077,234	22,745,174
Total Return Portfolio — Administrative Class Shares	23,984,392	21,334,486
Rydex Variable Trust
NASDAQ — 100® Fund	304,216	1,257,315
State Street Variable Insurance Series Funds, Inc.
Income V.I.S. Fund — Class 1 Shares	886,316	1,669,440
Premier Growth Equity V.I.S. Fund — Class 1 Shares	5,800,110	5,841,417
Real Estate Securities V.I.S. Fund — Class 1 Shares	5,413,511	42,302,476
S&P 500® Index V.I.S. Fund — Class 1 Shares	20,803,635	25,718,343
Small-Cap Equity V.I.S. Fund — Class 1 Shares	2,340,326	3,523,135
Total Return V.I.S. Fund — Class 1 Shares	56,036,589	89,608,678
Total Return V.I.S. Fund — Class 3 Shares	18,335,112	54,865,115
U.S. Equity V.I.S. Fund — Class 1 Shares	3,699,126	5,080,069
The Alger Portfolios
Alger Large Cap Growth Portfolio — Class I-2 Shares	682,707	5,141,298
Alger Small Cap Growth Portfolio — Class I-2 Shares	147,691	1,582,101
The Prudential Series Fund
PSF Mid-Cap Growth Portfolio — Class II Shares	—	1,860
PSF Natural Resources Portfolio — Class II Shares	2,461,409	18,550,933
PSF PGIM Jennison Blend Portfolio — Class II Shares	587,739	989,509
PSF PGIM Jennison Growth Portfolio — Class II Shares	187,751	1,397,390

(4)	Related Party Transactions

(a) GLAIC

Net purchase payments (premiums) transferred from GLAIC to the Separate Account represent gross premiums recorded by GLAIC on its flexible premium variable deferred and immediate annuity contracts, less deductions retained as compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLAIC. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLAIC assumes, as well as any additional benefits provided under the contract such as optional benefits, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

contract. The fees charged to cover administrative expenses and mortality and expense risk charges, as well as through certain electable rider options, are assessed through the daily unit value calculation. Those fees are assessed on the contract owner’s daily average net assets in the Separate Account. Other charges assessed to cover certain other administrative expenses, as well as certain optional riders, are assessed by the redemption of units. Note 6 presents the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

The Separate Account assesses charges associated with the contracts issued. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

Mortality and Expense Risk Charge (including benefit rider options) This charge is assessed through a reduction in unit values.	0.40% — 2.80% of the daily value of the assets invested in each Portfolio (fund).

Administrative Charge This charge is assessed through a reduction in unit values.	0.15% — 0.35% of the daily value of the assets invested in each fund.

Annual Administrative Charge This charge is assessed through a redemption in units.	$0 — $30 per contract year invested in each fund.

Surrender Charge This charge is assessed through a redemption in units.	0.00% — 9.00% on the value of the accumulation units purchased.

(b) Accrued Expenses Payable to Affiliate

Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLAIC.

(c) Bonus Credit

For certain contracts, transfers from the General Account for payments by GLAIC were paid in the form of bonus credits. Bonus credits are amounts that are added by GLAIC to the premium payments received from contract owners.

(d) Capital Brokerage Corporation

Capital Brokerage Corporation (“CBC”), an affiliate of GLAIC, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). CBC serves as the distributor and principal underwriter for variable annuity contracts, variable life insurance policies, and certain guaranteed income annuity contracts issued by GLAIC. GLAIC pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLAIC are also officers and directors of CBC.

(5)	Capital Transactions

All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2024 and 2023 is reflected in the Statements of Changes in Net Assets.

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

(6)	Financial Highlights

GLAIC’s variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2024, 2023, 2022, 2021, and 2020 follows. This information is presented as a range based upon product grouping. Expenses as a percent of average net assets are presented as a range of lowest to highest contract expense rate. The unit value and total return ranges are presented to correlate to the respective expense rate. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

Financial highlights are only disclosed for Portfolios that were available to contract owners as of December 31, 2024. Portfolios liquidated in the current year (see note 1) are not included.

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB Variable Products Series Fund, Inc.
AB VPS Balanced Hedged Allocation Portfolio — Class B
2024	1.45% to 2.95%	362,017	17.28 to 10.93	5,546	1.75%	6.99% to 5.36%
2023	1.45% to 2.95%	425,972	16.15 to 10.37	6,344	0.89%	11.03% to 9.34%
2022	1.45% to 2.95%	511,290	14.55 to 9.48	6,897	3.00%	(20.34)% to (21.55)%
2021	1.45% to 2.95%	585,455	18.26 to 12.09	9,952	0.25%	11.72% to 10.02%
2020	1.45% to 2.95%	716,614	16.34 to 10.99	10,983	2.15%	7.67% to 6.03%
AB VPS International Value Portfolio — Class B
2024	1.45% to 2.70%	423,324	12.15 to 10.87	4,617	0.94%	3.28% to 1.96%
2023	1.45% to 2.95%	2,423,553	11.77 to 10.54	19,542	1.10%	13.17% to 11.45%
2022	1.45% to 2.70%	559,485	10.40 to 9.54	5,264	1.58%	(15.04)% to (16.12)%
2021	1.45% to 2.95%	3,264,527	12.24 to 11.30	27,429	1.92%	9.25% to 7.59%
2020	1.45% to 2.95%	2,760,732	11.20 to 10.50	21,761	1.32%	0.73% to (0.80)%
AB VPS Large Cap Growth Portfolio — Class B
2024	1.45% to 2.70%	302,509	80.93 to 19.73	12,610	0.00%	23.13% to 21.56%
2023	1.45% to 2.70%	361,174	65.72 to 16.23	12,295	0.00%	32.84% to 31.16%
2022	1.45% to 2.70%	401,192	49.48 to 12.38	10,428	0.00%	(29.72)% to (30.61)%
2021	1.45% to 2.70%	847,098	70.40 to 17.83	38,288	0.00%	26.79% to 25.18%
2020	1.45% to 2.70%	926,116	55.53 to 14.25	33,067	0.00%	33.19% to 31.50%
AB VPS Relative Value Portfolio — Class B
2024	1.15% to 2.70%	661,082	49.82 to 14.61	26,166	1.26%	11.46% to 9.70%
2023	1.15% to 2.70%	763,352	44.70 to 13.32	27,188	1.28%	10.44% to 8.71%
2022	1.15% to 2.70%	861,737	40.48 to 12.25	27,953	1.09%	(5.52)% to (6.99)%
2021	1.15% to 2.70%	998,243	42.84 to 13.17	34,408	0.62%	26.37% to 24.39%
2020	1.15% to 2.70%	1,197,002	33.90 to 10.59	32,803	1.28%	1.29% to (0.29)%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AB VPS Small Cap Growth Portfolio — Class B
2024	1.45% to 2.70%	84,474	39.44 to 12.72	3,272	0.00%	16.72% to 15.23%
2023	1.45% to 2.70%	110,528	33.79 to 11.04	3,668	0.00%	16.02% to 14.56%
2022	1.45% to 2.70%	129,295	29.12 to 9.64	3,707	0.00%	(40.14)% to (40.90)%
2021	1.45% to 2.70%	137,125	48.65 to 16.31	6,571	0.00%	7.62% to 6.25%
2020	1.45% to 2.95%	795,460	45.21 to 15.29	33,896	0.00%	51.42% to 49.11%
AB VPS Sustainable Global Thematic Portfolio — Class B
2024	1.45% to 1.70%	50,008	36.09 to 19.29	1,680	0.00%	4.41% to 4.15%
2023	1.45% to 1.70%	56,240	34.57 to 18.52	1,807	0.03%	14.03% to 13.74%
2022	1.45% to 1.70%	61,187	30.31 to 16.28	1,735	0.00%	(28.22)% to (28.41)%
2021	1.45% to 1.70%	68,663	42.23 to 22.74	2,731	0.00%	20.80% to 20.49%
2020	1.45% to 1.70%	79,757	34.96 to 18.88	2,617	0.45%	37.07% to 36.72%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Fund — Series I shares
2024	0.75% to 2.70%	178,111	50.65 to 19.82	8,091	0.00%	33.87% to 31.23%
2023	0.75% to 2.70%	209,934	37.83 to 15.11	7,173	0.00%	39.87% to 37.14%
2022	0.75% to 2.70%	225,066	27.05 to 11.02	5,537	0.00%	(31.63)% to (32.97)%
2021	0.75% to 2.70%	266,290	39.56 to 16.43	9,679	0.00%	11.09% to 8.90%
2020	0.75% to 1.70%	736,113	35.61 to 32.42	24,380	0.07%	41.29% to 39.94%
Invesco V.I. American Franchise Fund — Series II shares
2024	1.45% to 1.85%	62,463	71.12 to 53.78	3,684	0.00%	32.60% to 32.06%
2023	1.45% to 1.70%	72,282	53.64 to 39.01	3,208	0.00%	38.57% to 38.22%
2022	1.45% to 1.70%	83,441	38.71 to 28.22	2,669	0.00%	(32.29)% to (32.46)%
2021	1.45% to 1.70%	98,756	57.17 to 41.78	4,725	0.00%	10.03% to 9.75%
2020	1.45% to 1.70%	119,779	51.96 to 38.07	5,228	0.00%	39.94% to 39.58%
Invesco V.I. American Value Fund — Series II shares
2024	1.45% to 2.30%	780,259	14.63 to 14.18	11,394	0.80%	28.20% to 27.09%
2023	1.45% to 2.30%	774,850	11.42 to 11.15	8,830	0.40%	13.62% to 12.65%
2022	1.45% to 2.30%	745,062	10.05 to 9.90	7,477	0.49%	(4.27)% to (5.09)%
2021 (4)	1.45% to 2.30%	651,151	10.49 to 10.43	6,830	0.25%	4.95% to 4.34%
Invesco V.I. Capital Appreciation Fund — Series I shares
2024	1.15% to 1.60%	212,383	282.45 to 49.88	26,226	0.00%	32.61% to 32.01%
2023	1.15% to 1.60%	239,418	213.00 to 37.79	23,296	0.00%	33.82% to 33.22%
2022	1.15% to 1.60%	265,129	159.16 to 28.36	19,235	0.00%	(31.58)% to (31.89)%
2021	1.15% to 1.60%	290,608	232.62 to 41.64	30,665	0.00%	21.16% to 20.61%
2020	1.15% to 1.60%	345,154	192.00 to 34.53	29,406	0.00%	35.01% to 34.41%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Capital Appreciation Fund — Series II shares
2024	1.45% to 2.70%	182,809	60.08 to 19.72	10,449	0.00%	31.88% to 30.20%
2023	1.45% to 2.70%	206,488	45.56 to 15.14	8,860	0.00%	33.08% to 31.40%
2022	1.45% to 2.70%	205,836	34.24 to 11.52	6,625	0.00%	(31.96)% to (32.83)%
2021	1.45% to 2.70%	246,907	50.32 to 17.16	11,799	0.00%	20.51% to 18.98%
2020	1.45% to 2.10%	263,778	41.76 to 29.48	10,441	0.00%	34.27% to 33.38%
Invesco V.I. Comstock Fund — Series II shares
2024	1.45% to 2.95%	1,130,020	50.61 to 15.74	42,730	1.40%	13.19% to 11.46%
2023	1.45% to 2.95%	1,472,865	44.71 to 14.12	47,705	1.90%	10.47% to 8.80%
2022	1.45% to 2.70%	846,530	40.47 to 13.09	29,319	1.28%	(0.61)% to (1.87)%
2021	1.45% to 2.70%	1,122,231	40.72 to 13.34	39,839	1.82%	31.12% to 29.45%
2020	1.45% to 2.70%	810,189	31.06 to 10.31	20,552	2.16%	(2.52)% to (3.76)%
Invesco V.I. Core Equity Fund — Series I shares
2024	1.45% to 2.95%	2,026,932	34.53 to 16.46	58,784	1.19%	23.78% to 21.88%
2023	1.45% to 2.45%	174,148	27.89 to 23.29	4,733	0.09%	21.58% to 20.35%
2022	1.45% to 2.95%	3,693,775	22.94 to 11.28	71,306	0.86%	(21.70)% to (22.89)%
2021	1.45% to 2.95%	4,320,745	29.30 to 14.62	107,031	1.12%	25.89% to 23.97%
2020	1.45% to 2.30%	246,205	23.27 to 20.50	5,593	0.20%	12.20% to 11.23%
Invesco V.I. Core Plus Bond Fund — Series I shares
2024	1.15% to 1.60%	499,478	10.10 to 9.98	5,008	3.66%	1.86% to 1.40%
2023	1.15% to 1.60%	540,813	9.91 to 9.84	5,337	2.58%	4.92% to 4.45%
2022 (5)	1.15% to 1.60%	570,227	9.45 to 9.42	5,377	0.86%	(5.53)% to (5.82)%
Invesco V.I. Discovery Mid Cap Growth Fund — Series I shares
2024	1.15% to 1.60%	180,940	195.75 to 38.19	20,636	0.00%	22.79% to 22.24%
2023	1.15% to 1.60%	202,220	159.41 to 31.24	18,492	0.00%	11.85% to 11.35%
2022	1.15% to 1.60%	225,781	142.52 to 28.06	18,568	0.00%	(31.78)% to (32.08)%
2021	1.15% to 1.60%	255,884	208.90 to 41.31	30,780	0.00%	17.73% to 17.20%
2020	1.15% to 1.60%	275,333	177.44 to 35.25	28,623	0.04%	39.07% to 38.44%
Invesco V.I. Discovery Mid Cap Growth Fund — Series II shares
2024	1.45% to 1.70%	132,841	53.68 to 50.62	7,019	0.00%	22.12% to 21.80%
2023	1.45% to 1.70%	155,771	43.96 to 41.56	6,727	0.00%	11.22% to 10.94%
2022	1.45% to 1.70%	156,762	39.52 to 37.46	6,091	0.00%	(32.13)% to (32.30)%
2021	1.45% to 1.70%	201,921	58.23 to 55.34	11,546	0.00%	17.07% to 16.77%
2020	1.45% to 1.70%	235,666	49.74 to 47.39	11,513	0.00%	38.21% to 37.86%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. EQV International Equity Fund — Series II shares
2024	1.45% to 2.95%	1,369,831	23.50 to 10.51	21,678	2.14%	(1.12)% to (2.63)%
2023	1.45% to 2.30%	463,577	23.77 to 17.68	9,383	0.00%	16.16% to 15.16%
2022	1.45% to 2.70%	506,409	20.46 to 9.52	8,822	1.41%	(19.68)% to (20.70)%
2021	1.45% to 2.70%	573,173	25.48 to 12.01	12,521	1.08%	4.07% to 2.75%
2020	1.45% to 2.70%	601,678	24.48 to 11.68	12,641	1.01%	12.09% to 10.67%
Invesco V.I. Equity and Income Fund — Series I shares
2024	1.15% to 1.60%	580,081	10.65 to 10.62	6,171	1.76%	6.52% to 6.20%
2023	0.75% to 0.75%	—	10.60 to 10.60	—	0.00%	9.73% to 9.73%
2022	0.75% to 0.75%	—	9.66 to 9.66	—	0.00%	(8.20)% to (8.20)%
2021 (4)	0.75% to 0.75%	—	10.52 to 10.52	—	0.00%	5.20% to 5.20%
Invesco V.I. Equity and Income Fund — Series II shares
2024	1.45% to 2.95%	1,086,564	24.14 to 13.25	23,122	1.76%	10.28% to 8.59%
2023	1.45% to 2.95%	673,394	21.89 to 12.20	13,063	1.05%	8.64% to 7.00%
2022	1.45% to 2.95%	1,345,395	20.15 to 11.40	25,524	1.81%	(9.05)% to (10.43)%
2021	1.45% to 2.95%	825,869	22.15 to 12.73	16,402	1.55%	16.64% to 14.86%
2020	1.45% to 2.95%	984,337	18.99 to 11.08	17,258	2.18%	8.06% to 6.42%
Invesco V.I. Global Fund — Series II shares
2024	1.45% to 2.70%	752,374	60.49 to 14.40	28,517	0.00%	14.10% to 12.64%
2023	1.45% to 2.70%	875,626	53.01 to 12.79	29,136	0.00%	32.50% to 30.83%
2022	1.45% to 2.70%	1,056,272	40.01 to 9.77	26,579	0.00%	(32.92)% to (33.77)%
2021	1.45% to 2.70%	1,403,987	59.65 to 14.76	56,905	0.00%	13.50% to 12.06%
2020	1.45% to 2.95%	4,465,223	52.55 to 13.12	125,239	0.57%	25.49% to 23.58%
Invesco V.I. Global Real Estate Fund — Series II shares
2024	1.45% to 2.70%	14,431	15.69 to 7.82	182	2.42%	(3.54)% to (4.77)%
2023	1.45% to 1.45%	2,237	16.27 to 16.27	36	1.28%	7.25% to 7.25%
2022	1.45% to 1.45%	2,091	15.17 to 15.17	32	2.60%	(26.23)% to (26.23)%
2021	1.45% to 1.45%	1,929	20.56 to 20.56	40	1.94%	23.63% to 23.63%
2020	1.45% to 2.70%	14,007	16.63 to 8.72	189	4.76%	(13.83)% to (14.93)%
Invesco V.I. Global Strategic Income Fund — Series I shares
2024	1.15% to 1.60%	138,323	10.57 to 10.00	1,420	3.02%	1.96% to 1.50%
2023	1.15% to 1.60%	153,242	10.37 to 9.86	1,548	0.00%	7.63% to 7.15%
2022	1.15% to 1.60%	172,835	9.63 to 9.20	1,626	0.00%	(12.48)% to (12.87)%
2021	1.15% to 1.60%	195,809	11.01 to 10.56	2,108	4.59%	(4.52)% to (4.96)%
2020	1.15% to 1.60%	217,269	11.53 to 11.11	2,456	5.70%	2.21% to 1.75%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Invesco V.I. Government Securities Fund — Series I shares
2024	0.75% to 0.75%	—	17.20 to 17.20	—	0.00%	0.95% to 0.95%
2023	0.75% to 0.75%	—	17.04 to 17.04	—	0.00%	3.84% to 3.84%
2022	0.75% to 0.75%	—	16.41 to 16.41	—	0.00%	(10.96)% to (10.96)%
2021	0.75% to 0.75%	—	18.43 to 18.43	—	0.00%	(3.00)% to (3.00)%
2020	0.75% to 0.75%	—	19.00 to 19.00	—	0.00%	5.48% to 5.48%
Invesco V.I. Main Street Fund® — Series II shares
2024	1.45% to 2.95%	2,472,407	53.34 to 15.92	81,455	0.00%	21.59% to 19.73%
2023	1.45% to 2.45%	444,984	43.87 to 25.65	13,813	0.15%	21.05% to 19.83%
2022	1.45% to 2.95%	3,362,880	36.24 to 11.15	75,688	0.97%	(21.46)% to (22.66)%
2021	1.45% to 2.95%	4,459,194	46.14 to 14.42	128,165	0.84%	25.39% to 23.48%
2020	1.45% to 2.35%	659,954	36.80 to 22.52	17,203	0.34%	12.05% to 11.02%
Invesco V.I. Main Street Small Cap Fund® — Series II shares
2024	1.45% to 2.95%	603,318	64.88 to 15.10	24,603	0.00%	10.77% to 9.07%
2023	1.45% to 2.70%	235,777	58.58 to 14.01	11,796	0.92%	16.12% to 14.65%
2022	1.45% to 2.70%	259,369	50.45 to 12.22	11,249	0.24%	(17.26)% to (18.31)%
2021	1.45% to 2.70%	305,034	60.97 to 14.95	16,198	0.12%	20.49% to 18.96%
2020	1.45% to 2.95%	884,580	50.60 to 12.52	29,237	0.37%	17.90% to 16.11%
Invesco V.I. Technology Fund — Series I shares
2024	0.75% to 0.75%	—	18.64 to 18.64	—	0.00%	33.26% to 33.26%
2023	0.75% to 0.75%	—	13.98 to 13.98	—	0.00%	45.85% to 45.85%
2022	0.75% to 0.75%	—	9.59 to 9.59	—	0.00%	(40.40)% to (40.40)%
2021	0.75% to 0.75%	—	16.09 to 16.09	—	0.00%	13.55% to 13.55%
2020	0.75% to 0.75%	—	14.17 to 14.17	—	0.00%	45.02% to 45.02%
Advanced Series Trust
AST International Equity Portfolio — Class I Shares
2024	1.55% to 1.55%	—	11.57 to 11.57	—	0.00%	3.82% to 3.82%
2023 (6)	1.55% to 1.55%	—	11.15 to 11.15	—	0.00%	11.49% to 11.49%
Allspring Variable Trust
Allspring VT Discovery All Cap Growth Fund — Class 2
2024	1.45% to 1.95%	44,290	53.29 to 49.51	2,345	0.00%	19.24% to 18.63%
2023	1.45% to 1.95%	51,692	44.69 to 41.74	2,296	0.00%	31.24% to 30.58%
2022	1.45% to 1.95%	64,087	34.05 to 31.96	2,166	0.00%	(38.11)% to (38.42)%
2021	1.45% to 1.95%	69,207	55.02 to 51.91	3,781	0.00%	13.30% to 12.73%
2020	1.45% to 1.95%	82,022	48.56 to 46.04	3,956	0.00%	41.11% to 40.40%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
BNY Mellon
BNY Mellon Investment Portfolios — MidCap Stock Portfolio — Initial Shares
2024	1.45% to 2.70%	7,408	48.79 to 14.18	256	0.36%	10.97% to 9.56%
2023	1.45% to 1.45%	2,418	43.96 to 43.96	106	0.79%	16.60% to 16.60%
2022	1.45% to 1.45%	2,595	37.70 to 37.70	98	0.73%	(15.32)% to (15.32)%
2021	1.45% to 1.45%	2,730	44.52 to 44.52	122	0.62%	24.06% to 24.06%
2020	1.45% to 1.45%	2,853	35.89 to 35.89	102	0.82%	6.54% to 6.54%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. — Initial Shares
2024	1.50% to 1.70%	359,303	27.76 to 26.41	9,977	0.52%	23.01% to 22.76%
2023	1.45% to 2.70%	405,110	47.85 to 14.69	9,357	0.67%	22.03% to 20.49%
2022	1.50% to 1.70%	390,488	18.50 to 17.68	7,231	0.52%	(24.03)% to (24.18)%
2021	1.50% to 1.70%	393,232	24.36 to 23.32	9,587	0.75%	25.09% to 24.84%
2020	1.50% to 1.70%	423,043	19.47 to 18.68	8,245	1.09%	22.28% to 22.03%
BNY Mellon Variable Investment Fund — Government Money Market Portfolio
2024	1.45% to 2.70%	118,814	9.76 to 9.64	1,149	4.49%	3.24% to 1.92%
2023	1.45% to 2.70%	194,703	9.46 to 9.46	1,827	4.29%	3.08% to 1.78%
2022	1.45% to 2.20%	308,810	9.17 to 8.04	2,817	1.17%	(0.20)% to (0.96)%
2021	1.45% to 2.05%	333,901	9.19 to 8.40	2,945	0.01%	(1.44)% to (2.04)%
2020	1.45% to 2.05%	156,045	9.33 to 8.57	1,442	0.18%	(1.24)% to (1.84)%
BlackRock Variable Series Funds, Inc.
BlackRock Advantage SMID Cap V.I. Fund — Class III Shares
2024	1.45% to 2.30%	254,507	39.00 to 28.73	9,811	1.40%	10.08% to 9.12%
2023	1.45% to 2.30%	282,976	35.43 to 26.32	9,889	5.00%	16.92% to 15.91%
2022	1.45% to 2.30%	106,880	30.31 to 22.71	3,127	1.71%	(17.88)% to (18.59)%
2021	1.45% to 2.30%	110,260	36.91 to 27.90	3,939	1.08%	11.71% to 10.74%
2020	1.45% to 2.30%	128,201	33.04 to 25.19	4,077	1.51%	17.92% to 16.90%
BlackRock Basic Value V.I. Fund — Class III Shares
2024	1.45% to 2.45%	400,435	32.84 to 22.98	12,549	1.10%	8.45% to 7.34%
2023	1.45% to 2.95%	1,079,668	30.28 to 12.95	26,999	1.51%	14.56% to 12.82%
2022	1.45% to 2.95%	1,190,327	26.43 to 11.48	25,884	1.02%	(6.50)% to (7.92)%
2021	1.45% to 2.95%	1,543,677	28.27 to 12.46	33,905	1.73%	19.58% to 17.76%
2020	1.45% to 2.30%	314,614	23.64 to 19.76	6,794	0.81%	1.63% to 0.76%
BlackRock Global Allocation V.I. Fund — Class III Shares
2024	1.45% to 2.95%	6,191,069	25.22 to 11.91	111,722	1.37%	7.34% to 5.70%
2023	1.45% to 2.95%	7,342,232	23.49 to 11.27	123,793	2.36%	10.86% to 9.18%
2022	1.45% to 2.95%	8,575,956	21.19 to 10.32	131,161	0.00%	(17.29)% to (18.55)%
2021	1.45% to 2.95%	10,019,147	25.62 to 12.67	186,114	0.81%	4.87% to 3.28%
2020	1.45% to 2.95%	11,261,826	24.43 to 12.27	203,199	1.22%	18.96% to 17.15%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
BlackRock Large Cap Focus Growth V.I. Fund — Class III Shares
2024	1.45% to 1.85%	148,163	64.57 to 59.36	9,439	0.00%	29.47% to 28.95%
2023	1.45% to 1.95%	200,613	49.87 to 44.59	9,693	0.00%	50.27% to 49.51%
2022	1.45% to 1.95%	213,216	33.19 to 29.82	6,870	0.00%	(39.15)% to (39.46)%
2021	1.45% to 1.95%	268,008	54.54 to 49.26	14,206	0.00%	16.07% to 15.48%
2020	1.45% to 1.95%	278,524	46.98 to 42.65	12,744	0.00%	41.35% to 40.63%
Columbia Funds Variable Series Trust II
CTIVP® — Principal Blue Chip Growth Fund — Class 1
2024	1.45% to 2.70%	896,006	30.35 to 17.52	27,066	0.00%	19.65% to 18.12%
2023	1.45% to 2.95%	4,066,222	25.37 to 14.67	99,733	0.00%	37.52% to 35.44%
2022	1.45% to 2.95%	3,046,910	18.44 to 10.83	54,288	0.00%	(29.05)% to (30.13)%
2021	1.45% to 2.95%	923,961	26.00 to 15.50	23,666	0.00%	16.85% to 15.08%
2020	1.45% to 2.95%	5,183,864	22.25 to 13.47	112,646	0.00%	30.02% to 28.04%
Columbia Variable Portfolio — Overseas Core Fund — Class 2
2024	1.45% to 2.45%	540,286	13.84 to 12.67	7,402	5.83%	1.73% to 0.70%
2023	1.45% to 2.95%	1,755,675	13.61 to 11.18	23,411	1.71%	13.66% to 11.93%
2022	1.45% to 2.95%	2,001,678	11.97 to 9.99	23,540	0.70%	(16.13)% to (17.41)%
2021	1.45% to 2.95%	1,837,093	14.27 to 12.10	25,853	0.86%	8.15% to 6.51%
2020	1.45% to 2.70%	918,564	13.20 to 11.40	12,037	1.44%	7.25% to 5.89%
Deutsche DWS Variable Series II
DWS Small Mid Cap Value VIP — Class B Shares
2024	1.45% to 2.05%	270	46.36 to 23.38	11	0.81%	4.25% to 3.61%
2023	1.45% to 2.05%	289	44.47 to 22.56	11	0.79%	12.93% to 12.25%
2022	1.45% to 2.05%	309	39.38 to 20.10	10	0.47%	(17.35)% to (17.86)%
2021	1.45% to 2.05%	324	47.64 to 24.47	12	0.87%	28.16% to 27.38%
2020	1.45% to 2.05%	381	37.18 to 19.21	11	1.12%	(2.54)% to (3.13)%
Eaton Vance Variable Trust
VT Floating-Rate Income Fund
2024	1.45% to 2.95%	1,212,965	16.56 to 10.67	18,181	7.88%	6.11% to 4.49%
2023	1.45% to 2.95%	1,565,515	15.61 to 10.21	22,460	8.17%	9.60% to 7.94%
2022	1.45% to 2.95%	1,744,103	14.24 to 9.46	22,824	4.41%	(4.14)% to (5.60)%
2021	1.45% to 2.95%	1,769,406	14.85 to 10.02	25,112	2.91%	2.12% to 0.57%
2020	1.45% to 2.95%	2,304,568	14.55 to 9.97	31,675	3.35%	0.52% to (1.01)%
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II — Primary Shares
2024	1.15% to 1.60%	128,451	46.01 to 25.46	4,283	5.56%	5.04% to 4.56%
2023	1.15% to 1.60%	147,569	43.81 to 24.35	4,759	5.97%	11.42% to 10.92%
2022	1.15% to 1.60%	166,136	39.32 to 21.95	4,833	5.75%	(12.79)% to (13.19)%
2021	1.15% to 1.60%	208,374	45.08 to 25.28	6,975	4.97%	3.64% to 3.17%
2020	1.15% to 1.60%	229,820	43.50 to 24.51	7,564	5.95%	4.37% to 3.90%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Federated Hermes High Income Bond Fund II — Service Shares
2024	1.45% to 2.30%	199,471	26.55 to 18.92	5,224	5.35%	4.31% to 3.41%
2023	1.45% to 2.30%	218,238	25.46 to 18.30	5,485	5.80%	10.84% to 9.89%
2022	1.45% to 2.30%	254,766	22.97 to 16.65	5,776	5.65%	(13.19)% to (13.94)%
2021	1.45% to 2.30%	311,754	26.46 to 19.35	8,155	4.76%	2.93% to 2.04%
2020	1.45% to 2.30%	342,250	25.70 to 18.96	8,704	5.87%	3.93% to 3.03%
Federated Hermes Kaufmann Fund II — Service Shares
2024	1.45% to 2.95%	709,074	56.09 to 10.91	23,690	0.40%	15.08% to 13.31%
2023	1.45% to 2.70%	237,555	48.74 to 9.74	10,372	0.00%	13.20% to 11.77%
2022	1.45% to 2.95%	976,228	43.06 to 8.64	24,832	0.00%	(31.27)% to (32.31)%
2021	1.45% to 2.95%	518,125	62.64 to 12.76	23,716	0.00%	0.78% to (0.75)%
2020	1.45% to 2.95%	817,878	62.16 to 12.86	33,781	0.00%	26.62% to 24.69%
Federated Hermes Managed Volatility Fund II — Primary Shares
2024	1.15% to 1.60%	237,133	41.86 to 19.52	6,646	2.28%	14.22% to 13.70%
2023	1.15% to 1.60%	263,975	36.65 to 17.17	6,636	1.92%	7.44% to 6.95%
2022	1.15% to 1.60%	292,743	34.11 to 16.05	6,909	1.91%	(14.75)% to (15.13)%
2021	1.15% to 1.60%	315,605	40.01 to 18.92	8,820	1.80%	17.15% to 16.62%
2020	1.15% to 1.60%	346,612	34.16 to 16.22	8,326	2.63%	(0.23)% to (0.68)%
Fidelity® Variable Insurance Products Fund
VIP Asset Manager Portfolio — Initial Class
2024	1.15% to 1.60%	394,524	75.80 to 23.35	26,661	2.37%	7.24% to 6.76%
2023	1.15% to 1.60%	439,966	70.68 to 21.87	27,683	2.24%	11.65% to 11.15%
2022	1.15% to 1.60%	514,019	63.31 to 19.68	28,713	1.98%	(15.91)% to (16.29)%
2021	1.15% to 1.60%	583,068	75.29 to 23.51	38,580	1.58%	8.66% to 8.16%
2020	1.15% to 1.60%	643,594	69.29 to 21.74	39,298	1.49%	13.55% to 13.04%
VIP Asset Manager Portfolio — Service Class 2
2024	1.45% to 2.30%	203,936	23.23 to 19.18	4,432	2.46%	6.66% to 5.73%
2023	1.45% to 2.30%	191,607	21.78 to 18.14	3,904	2.08%	11.02% to 10.07%
2022	1.45% to 2.70%	215,325	19.62 to 10.27	3,944	1.81%	(16.38)% to (17.44)%
2021	1.45% to 2.70%	239,303	23.46 to 12.44	5,243	1.37%	8.09% to 6.72%
2020	1.45% to 2.30%	264,508	21.70 to 18.55	5,381	1.28%	12.87% to 11.90%
VIP Balanced Portfolio — Service Class 2
2024	1.45% to 2.95%	1,890,726	33.11 to 15.10	52,811	1.65%	13.94% to 12.20%
2023	1.45% to 2.95%	2,146,854	29.06 to 13.46	53,131	1.51%	19.48% to 17.67%
2022	1.45% to 2.95%	2,519,719	24.32 to 11.44	52,461	1.02%	(19.37)% to (20.60)%
2021	1.45% to 2.95%	2,931,945	30.16 to 14.41	76,574	0.72%	16.28% to 14.51%
2020	1.45% to 2.95%	3,167,986	25.94 to 12.58	73,537	1.26%	20.36% to 18.53%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Contrafund® Portfolio — Initial Class
2024	1.15% to 1.60%	754,010	223.90 to 69.88	103,679	0.18%	32.24% to 31.64%
2023	1.15% to 1.60%	880,568	169.31 to 53.09	91,969	0.48%	31.92% to 31.33%
2022	1.15% to 1.60%	995,504	128.34 to 40.42	78,297	0.49%	(27.16)% to (27.49)%
2021	1.15% to 1.60%	1,129,797	176.19 to 55.75	121,184	0.06%	26.37% to 25.79%
2020	1.15% to 1.60%	1,330,933	139.43 to 44.31	111,998	0.25%	29.06% to 28.48%
VIP Contrafund® Portfolio — Service Class 2
2024	1.45% to 2.95%	2,697,811	83.90 to 19.80	134,192	0.03%	31.50% to 29.49%
2023	1.45% to 2.95%	3,565,783	63.80 to 15.29	132,698	0.32%	31.19% to 29.20%
2022	1.45% to 2.95%	2,153,195	48.63 to 11.83	70,113	0.27%	(27.55)% to (28.65)%
2021	1.45% to 2.95%	2,032,242	67.13 to 16.58	100,263	0.03%	25.66% to 23.75%
2020	1.45% to 2.70%	2,105,121	53.42 to 13.45	84,624	0.09%	28.35% to 26.72%
VIP Dynamic Capital Appreciation Portfolio — Service Class 2
2024	1.45% to 1.70%	23,344	73.51 to 69.57	1,682	0.05%	23.37% to 23.05%
2023	1.45% to 1.70%	27,023	59.58 to 56.54	1,574	0.12%	26.86% to 26.54%
2022	1.45% to 1.70%	31,291	46.97 to 25.51	1,418	0.10%	(22.19)% to (22.39)%
2021	1.45% to 1.70%	35,238	60.36 to 57.57	2,076	0.11%	22.47% to 22.16%
2020	1.45% to 1.70%	46,449	49.29 to 47.12	2,233	0.05%	31.41% to 31.08%
VIP Equity-Income PortfolioSM — Initial Class
2024	1.15% to 1.60%	565,043	178.83 to 34.36	60,958	1.71%	14.01% to 13.50%
2023	1.15% to 1.60%	694,060	156.86 to 30.27	62,223	1.86%	9.38% to 8.89%
2022	1.15% to 1.60%	778,564	143.41 to 27.80	63,993	1.83%	(6.05)% to (6.47)%
2021	1.15% to 1.60%	858,919	152.64 to 29.72	75,265	1.86%	23.46% to 22.90%
2020	1.15% to 1.60%	952,178	123.64 to 24.19	68,677	1.78%	5.46% to 4.99%
VIP Equity-Income PortfolioSM — Service Class 2
2024	1.45% to 2.70%	910,695	43.39 to 14.93	31,027	1.51%	13.38% to 11.93%
2023	1.45% to 2.70%	1,086,286	38.27 to 13.34	32,705	1.38%	8.78% to 7.41%
2022	1.45% to 2.95%	1,950,726	35.18 to 12.31	49,057	1.83%	(6.62)% to (8.03)%
2021	1.45% to 2.95%	1,737,852	37.67 to 13.38	49,553	1.04%	22.80% to 20.93%
2020	1.45% to 2.95%	6,938,864	30.68 to 11.06	137,238	2.07%	4.90% to 3.30%
VIP Growth & Income Portfolio — Initial Class
2024	1.15% to 1.60%	247,296	74.87 to 39.19	14,248	1.37%	20.80% to 20.25%
2023	1.15% to 1.60%	298,303	61.98 to 32.59	14,150	1.61%	17.36% to 16.83%
2022	1.15% to 1.60%	339,362	52.81 to 27.89	13,759	1.58%	(6.04)% to (6.46)%
2021	1.15% to 1.60%	395,914	56.21 to 29.82	17,190	2.31%	24.50% to 23.94%
2020	1.15% to 1.60%	468,224	45.14 to 24.06	16,382	2.06%	6.60% to 6.13%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Growth & Income Portfolio — Service Class 2
2024	1.45% to 1.95%	324,219	51.46 to 41.01	12,667	1.23%	20.18% to 19.57%
2023	1.45% to 1.95%	366,467	42.81 to 34.29	11,882	1.45%	16.65% to 16.06%
2022	1.45% to 1.95%	405,584	36.70 to 29.55	11,229	1.28%	(6.55)% to (7.02)%
2021	1.45% to 1.95%	533,883	39.27 to 31.78	16,128	2.15%	23.82% to 23.19%
2020	1.45% to 1.95%	622,539	31.72 to 25.80	15,242	1.95%	6.03% to 5.50%
VIP Growth Opportunities Portfolio — Initial Class
2024	1.15% to 1.60%	191,633	104.65 to 59.18	15,507	0.00%	37.28% to 36.66%
2023	1.15% to 1.60%	232,194	76.23 to 43.30	13,636	0.00%	43.98% to 43.33%
2022	1.15% to 1.60%	289,360	52.95 to 30.21	12,362	0.00%	(38.86)% to (39.14)%
2021	1.15% to 1.60%	321,928	86.60 to 49.64	22,280	0.00%	10.65% to 10.15%
2020	1.15% to 1.60%	349,783	78.26 to 45.06	21,657	0.01%	66.72% to 65.97%
VIP Growth Opportunities Portfolio — Service Class 2
2024	1.45% to 2.70%	117,954	72.13 to 22.13	8,379	0.00%	36.54% to 34.80%
2023	1.45% to 2.70%	137,719	52.83 to 16.42	7,165	0.00%	43.20% to 41.40%
2022	1.45% to 2.70%	161,283	36.89 to 11.61	5,862	0.00%	(39.21)% to (39.98)%
2021	1.45% to 2.70%	221,009	60.68 to 19.35	13,219	0.00%	10.05% to 8.65%
2020	1.45% to 2.95%	1,610,844	55.14 to 17.74	83,616	0.00%	65.79% to 63.28%
VIP Growth Portfolio — Initial Class
2024	1.15% to 1.60%	373,940	381.46 to 56.95	71,919	0.00%	28.88% to 28.30%
2023	1.15% to 1.60%	419,184	295.99 to 44.39	62,994	0.13%	34.68% to 34.07%
2022	1.15% to 1.60%	491,163	219.78 to 33.11	54,130	0.62%	(25.32)% to (25.66)%
2021	1.15% to 1.60%	581,242	294.31 to 44.54	82,131	0.00%	21.80% to 21.25%
2020	1.15% to 1.60%	709,677	241.64 to 36.74	77,383	0.08%	42.23% to 41.60%
VIP Growth Portfolio — Service Class 2
2024	1.45% to 2.20%	381,973	88.16 to 62.21	18,670	0.00%	28.18% to 27.20%
2023	1.45% to 2.20%	426,973	68.78 to 48.91	16,223	0.00%	33.93% to 32.91%
2022	1.45% to 2.30%	471,888	51.36 to 35.43	13,442	0.37%	(25.74)% to (26.38)%
2021	1.45% to 2.30%	531,475	69.15 to 48.12	20,672	0.00%	21.12% to 20.08%
2020	1.45% to 2.30%	638,950	57.09 to 40.08	20,823	0.05%	41.47% to 40.25%
VIP Investment Grade Bond Portfolio — Service Class 2
2024	1.45% to 2.95%	3,982,304	13.06 to 8.81	49,101	4.50%	0.02% to (1.51)%
2023	1.45% to 2.95%	1,706,872	13.06 to 8.94	21,316	1.67%	4.47% to 2.88%
2022	1.45% to 2.95%	3,365,612	12.50 to 8.69	39,972	1.74%	(14.47)% to (15.77)%
2021	1.45% to 2.95%	4,924,558	14.61 to 10.32	68,538	1.80%	(2.33)% to (3.82)%
2020	1.45% to 2.95%	5,125,703	14.96 to 10.73	73,491	2.07%	7.58% to 5.94%
VIP Mid Cap Portfolio — Initial Class
2024	0.75% to 0.75%	—	84.14 to 84.14	—	0.00%	16.61% to 16.61%
2023	0.75% to 0.75%	—	72.16 to 72.16	—	0.00%	14.22% to 14.22%
2022	0.75% to 0.75%	—	63.18 to 63.18	—	0.00%	(15.38)% to (15.38)%
2021	0.75% to 0.75%	—	74.66 to 74.66	—	0.00%	24.66% to 24.66%
2020	0.75% to 0.75%	139	59.89 to 59.89	8	0.66%	17.30% to 17.30%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued
December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
VIP Mid Cap Portfolio — Service Class 2
2024	1.15% to 2.95%	1,245,667	78.45 to 15.04	64,978	0.36%	15.82% to 13.70%
2023	1.15% to 2.30%	944,683	67.74 to 29.15	52,240	0.33%	13.49% to 12.17%
2022	1.15% to 2.70%	1,235,335	59.69 to 11.98	61,536	0.28%	(15.94)% to (17.26)%
2021	1.15% to 2.70%	1,094,199	71.01 to 14.48	63,111	0.32%	23.87% to 21.92%
2020	1.15% to 2.70%	1,245,670	57.33 to 11.87	57,839	0.36%	16.51% to 14.69%
VIP Overseas Portfolio — Initial Class
2024	1.15% to 1.60%	223,312	60.53 to 21.26	8,963	1.59%	3.83% to 3.37%
2023	1.15% to 1.60%	253,066	58.29 to 20.57	9,688	1.02%	19.12% to 18.59%
2022	1.15% to 1.60%	281,147	48.93 to 17.34	9,106	1.04%	(25.35)% to (25.69)%
2021	1.15% to 1.60%	303,483	65.55 to 23.34	13,167	0.51%	18.32% to 17.79%
2020	0.75% to 1.60%	339,686	20.05 to 19.82	12,442	0.44%	14.75% to 13.77%
VIP Value Strategies Portfolio — Service Class 2
2024	1.45% to 1.70%	64,750	40.03 to 27.26	2,543	0.73%	7.57% to 7.30%
2023	1.45% to 1.70%	75,773	37.22 to 25.41	2,774	0.89%	18.86% to 18.56%
2022	1.45% to 1.70%	92,425	31.31 to 21.43	2,852	0.87%	(8.69)% to (8.92)%
2021	1.45% to 1.70%	108,235	34.29 to 32.78	3,670	1.27%	31.41% to 31.08%
2020	1.45% to 1.85%	100,450	26.09 to 24.38	2,595	1.05%	6.45% to 6.02%
Franklin Templeton Variable Insurance Products Trust
Franklin Allocation VIP Fund — Class 2 Shares
2024	1.45% to 2.95%	1,614,203	17.39 to 11.77	25,316	2.04%	7.56% to 5.91%
2023	1.45% to 2.95%	1,957,454	16.16 to 11.11	28,722	1.46%	12.96% to 11.24%
2022	1.45% to 2.95%	2,349,148	14.31 to 9.99	30,672	1.63%	(17.22)% to (18.47)%
2021	1.45% to 2.95%	2,777,133	17.29 to 12.25	44,074	1.76%	10.06% to 8.39%
2020	1.45% to 2.95%	3,226,110	15.71 to 11.30	46,846	1.49%	10.12% to 8.45%
Franklin Income VIP Fund —Class 2 Shares
2024	1.45% to 2.95%	6,607,329	23.88 to 11.46	126,463	5.22%	5.64% to 4.02%
2023	1.45% to 2.95%	7,861,382	22.60 to 11.01	144,032	5.19%	7.05% to 5.43%
2022	1.45% to 2.95%	9,237,386	21.11 to 10.45	159,365	4.97%	(6.84)% to (8.26)%
2021	1.45% to 2.95%	10,383,063	22.66 to 11.39	188,586	4.68%	15.06% to 13.31%
2020	1.45% to 2.95%	12,214,101	19.70 to 10.05	197,153	5.89%	(0.77)% to (2.28)%
Franklin Large Cap Growth VIP Fund — Class 2 Shares
2024	1.45% to 2.05%	3,384	57.06 to 41.27	190	0.00%	24.46% to 23.69%
2023	1.45% to 2.05%	3,826	45.85 to 33.36	172	0.00%	38.41% to 37.57%
2022	1.45% to 2.70%	8,961	33.12 to 10.08	240	0.00%	(37.46)% to (38.25)%
2021	1.45% to 2.70%	6,294	52.96 to 16.32	294	0.00%	13.60% to 12.16%
2020	1.45% to 2.70%	8,569	46.62 to 14.55	332	0.00%	42.54% to 40.73%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Franklin Mutual Shares VIP Fund — Class 2 Shares
2024	1.45% to 2.95%	1,016,572	32.45 to 12.02	20,924	1.92%	9.65% to 7.97%
2023	1.45% to 2.95%	1,184,949	29.60 to 11.13	22,171	1.84%	11.82% to 10.13%
2022	1.45% to 2.95%	1,352,681	26.47 to 10.11	22,858	0.68%	(8.77)% to (10.16)%
2021	1.45% to 2.95%	6,853,421	29.01 to 11.25	118,673	5.08%	17.44% to 15.65%
2020	1.45% to 2.30%	518,822	24.70 to 14.05	9,787	2.88%	(6.42)% to (7.23)%
Templeton Foreign VIP Fund — Class 1 Shares
2024	1.15% to 1.60%	183,669	17.05 to 15.57	2,936	2.58%	(1.94)% to (2.39)%
2023	1.15% to 1.60%	196,681	17.39 to 15.96	3,219	3.42%	19.70% to 19.17%
2022	1.15% to 1.60%	232,474	14.53 to 13.39	3,188	3.44%	(8.45)% to (8.86)%
2021	1.15% to 1.60%	246,527	15.87 to 14.69	3,706	2.03%	3.23% to 2.77%
2020	1.15% to 1.60%	285,937	15.37 to 14.30	4,181	3.60%	(2.06)% to (2.50)%
Templeton Foreign VIP Fund — Class 2 Shares
2024	1.45% to 2.05%	7,588	22.88 to 12.70	158	2.36%	(2.44)% to (3.04)%
2023	1.45% to 2.05%	8,433	23.45 to 13.10	181	3.18%	19.01% to 18.29%
2022	1.45% to 2.05%	9,152	19.71 to 11.08	164	3.21%	(8.94)% to (9.50)%
2021	1.45% to 2.70%	15,860	21.64 to 10.26	264	1.43%	2.65% to 1.35%
2020	1.45% to 2.05%	9,754	21.08 to 12.00	186	4.05%	(2.59)% to (3.18)%
Templeton Global Bond VIP Fund — Class 1 Shares
2024	1.15% to 1.40%	127,305	14.21 to 13.51	1,727	0.00%	(12.16)% to (12.38)%
2023	1.15% to 1.40%	150,107	16.18 to 15.42	2,325	0.00%	2.01% to 1.75%
2022	1.15% to 1.40%	163,060	15.86 to 15.16	2,482	0.00%	(5.94)% to (6.18)%
2021	1.15% to 1.40%	191,673	16.86 to 16.15	3,121	0.00%	(5.72)% to (5.96)%
2020	1.15% to 1.40%	211,197	17.88 to 17.18	3,655	8.41%	(6.17)% to (6.40)%
Templeton Growth VIP Fund — Class 2 Shares
2024	1.45% to 2.70%	294,911	15.09 to 11.61	4,137	0.97%	3.87% to 2.54%
2023	1.45% to 1.95%	324,737	14.52 to 13.28	4,384	3.26%	19.26% to 18.66%
2022	1.45% to 2.20%	411,691	12.18 to 10.72	4,673	0.16%	(12.78)% to (13.45)%
2021	1.45% to 2.70%	464,747	13.96 to 11.17	6,021	1.07%	3.35% to 2.04%
2020	1.45% to 2.20%	500,692	13.51 to 12.08	6,307	3.03%	4.27% to 3.47%
Goldman Sachs Variable Insurance Trust
Goldman Sachs Government Money Market Fund — Service Shares
2024	1.15% to 2.95%	11,958,902	10.06 to 9.56	114,247	4.80%	3.69% to 1.80%
2023	0.75% to 2.95%	14,030,189	10.16 to 9.39	129,868	4.67%	4.00% to 1.70%
2022	0.75% to 2.95%	15,653,008	9.77 to 9.23	140,395	1.39%	0.61% to (1.61)%
2021	0.75% to 2.95%	13,708,774	9.71 to 9.38	123,322	0.01%	(0.74)% to (2.94)%
2020	0.75% to 2.80%	14,188,414	9.78 to 9.69	129,769	0.25%	(0.48)% to (2.54)%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Goldman Sachs Large Cap Value Fund — Institutional Shares
2024	1.15% to 1.60%	145,147	31.38 to 28.92	4,412	1.37%	15.74% to 15.22%
2023	1.15% to 1.60%	164,370	27.12 to 25.10	4,335	1.69%	11.72% to 11.21%
2022	1.15% to 1.60%	195,188	24.27 to 22.57	4,627	1.21%	(7.44)% to (7.86)%
2021	1.15% to 1.60%	251,827	26.23 to 24.49	6,490	1.11%	22.71% to 22.15%
2020	1.15% to 1.60%	278,468	21.37 to 20.05	5,868	1.42%	2.78% to 2.32%
Goldman Sachs Mid Cap Value Fund — Institutional Shares
2024	1.15% to 2.30%	413,362	72.71 to 30.25	25,563	0.97%	11.10% to 9.80%
2023	1.15% to 2.30%	481,780	65.45 to 27.55	27,007	1.02%	10.14% to 8.86%
2022	1.15% to 2.30%	507,282	59.43 to 25.31	26,585	0.66%	(11.02)% to (12.06)%
2021	1.15% to 2.30%	569,305	66.79 to 28.78	34,036	0.45%	29.45% to 27.94%
2020	1.15% to 2.30%	659,144	51.59 to 22.49	30,767	0.63%	7.15% to 5.91%
Janus Aspen Series
Janus Henderson Balanced Portfolio — Institutional Shares
2024	1.15% to 1.60%	677,153	103.77 to 42.80	48,066	2.03%	14.09% to 13.57%
2023	1.15% to 1.60%	791,106	90.96 to 37.68	49,289	2.07%	14.09% to 13.58%
2022	1.15% to 1.60%	915,650	79.72 to 33.18	49,790	1.36%	(17.36)% to (17.73)%
2021	1.15% to 1.60%	1,053,486	96.47 to 40.33	68,972	1.11%	15.85% to 15.32%
2020	1.15% to 1.60%	1,201,550	83.27 to 34.97	67,618	2.41%	12.99% to 12.49%
Janus Henderson Balanced Portfolio — Service Shares
2024	1.45% to 2.95%	2,356,705	43.40 to 13.46	71,876	1.73%	13.47% to 11.73%
2023	1.45% to 2.95%	2,663,197	38.25 to 12.05	72,310	1.74%	13.47% to 11.75%
2022	1.45% to 2.95%	3,040,782	33.71 to 10.78	73,166	1.09%	(17.82)% to (19.07)%
2021	1.45% to 2.95%	3,497,016	41.02 to 13.32	103,288	0.87%	15.21% to 13.46%
2020	1.45% to 2.95%	3,934,377	35.61 to 11.74	103,837	2.06%	12.38% to 10.67%
Janus Henderson Enterprise Portfolio — Institutional Shares
2024	1.15% to 1.60%	337,332	192.72 to 51.92	37,339	0.74%	14.27% to 13.75%
2023	1.15% to 1.60%	390,439	168.66 to 45.64	37,499	0.15%	16.72% to 16.19%
2022	1.15% to 1.60%	449,010	144.50 to 39.28	36,431	0.38%	(16.91)% to (17.28)%
2021	1.15% to 1.60%	501,217	173.90 to 47.49	49,547	0.32%	15.49% to 14.97%
2020	1.15% to 1.60%	567,328	150.58 to 41.31	48,775	0.11%	18.10% to 17.57%
Janus Henderson Enterprise Portfolio — Service Shares
2024	1.50% to 1.70%	159,236	27.47 to 26.14	4,701	0.63%	13.58% to 13.35%
2023	1.50% to 1.70%	171,210	24.19 to 23.06	4,501	0.09%	16.01% to 15.78%
2022	1.50% to 1.70%	184,293	20.85 to 19.92	4,158	0.27%	(17.41)% to (17.57)%
2021	1.50% to 1.70%	192,932	25.24 to 24.16	5,287	0.24%	14.79% to 14.56%
2020	1.50% to 1.70%	239,694	21.99 to 21.09	5,743	0.04%	17.40% to 17.16%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Henderson Flexible Bond Portfolio — Institutional Shares
2024	0.75% to 1.60%	241,836	23.99 to 19.44	5,886	4.72%	1.19% to 0.32%
2023	0.75% to 1.60%	284,409	23.71 to 19.38	6,773	4.19%	4.71% to 3.82%
2022	0.75% to 1.60%	315,820	22.64 to 18.66	7,185	2.61%	(14.31)% to (15.04)%
2021	0.75% to 1.60%	358,273	26.42 to 21.96	9,622	2.77%	(1.64)% to (2.48)%
2020	0.75% to 1.60%	328,355	26.86 to 22.52	9,236	2.89%	9.65% to 8.72%
Janus Henderson Forty Portfolio — Institutional Shares
2024	1.15% to 1.60%	311,053	194.56 to 70.99	36,746	0.11%	26.98% to 26.41%
2023	1.15% to 1.60%	352,084	153.22 to 56.16	32,705	0.19%	38.36% to 37.74%
2022	1.15% to 1.60%	404,767	110.74 to 40.77	26,747	0.18%	(34.32)% to (34.61)%
2021	1.15% to 1.60%	468,125	168.60 to 62.36	46,901	0.49%	21.48% to 20.94%
2020	0.75% to 1.60%	540,957	49.38 to 51.56	44,644	0.71%	38.36% to 37.18%
Janus Henderson Forty Portfolio —Service Shares
2024	1.45% to 2.45%	246,890	100.43 to 53.77	16,441	0.01%	26.27% to 24.98%
2023	1.45% to 2.95%	803,559	79.53 to 15.10	34,133	0.13%	37.64% to 35.55%
2022	1.45% to 2.95%	860,555	57.79 to 11.14	26,711	0.07%	(34.69)% to (35.68)%
2021	1.45% to 2.70%	388,821	88.48 to 17.43	22,540	0.54%	20.82% to 19.29%
2020	1.45% to 2.70%	355,733	73.23 to 14.61	16,225	0.63%	37.02% to 35.28%
Janus Henderson Global Research Portfolio — Institutional Shares
2024	1.15% to 1.60%	484,073	106.99 to 29.89	33,497	0.75%	22.15% to 21.60%
2023	1.15% to 1.60%	544,473	87.59 to 24.58	30,618	0.92%	25.32% to 24.76%
2022	1.15% to 1.60%	626,407	69.89 to 19.70	27,831	1.62%	(20.34)% to (20.70)%
2021	1.15% to 1.60%	699,744	87.73 to 24.84	38,786	0.51%	16.73% to 16.20%
2020	1.15% to 1.60%	806,441	75.16 to 21.38	38,570	0.82%	18.68% to 18.14%
Janus Henderson Global Research Portfolio — Service Shares
2024	1.50% to 1.70%	123,501	18.98 to 18.06	2,462	0.58%	21.41% to 21.16%
2023	1.50% to 1.70%	147,477	15.63 to 14.90	2,401	0.76%	24.58% to 24.33%
2022	1.50% to 1.70%	169,516	12.55 to 11.99	2,214	1.47%	(20.81)% to (20.98)%
2021	1.50% to 1.70%	187,057	15.85 to 15.17	3,079	0.36%	16.03% to 15.79%
2020	1.50% to 1.70%	216,251	13.66 to 13.10	3,064	0.64%	17.97% to 17.73%
Janus Henderson Global Technology and Innovation Portfolio — Service Shares
2024	1.15% to 1.70%	322,473	41.57 to 35.48	12,308	0.00%	30.23% to 29.51%
2023	1.15% to 1.70%	361,288	31.92 to 27.40	10,600	0.00%	52.51% to 51.66%
2022	1.15% to 1.70%	391,525	20.93 to 18.07	7,549	0.00%	(37.85)% to (38.19)%
2021	1.15% to 1.70%	442,480	33.67 to 29.23	13,783	0.66%	16.39% to 15.74%
2020	1.15% to 1.70%	465,814	28.93 to 25.25	12,498	0.00%	48.99% to 48.17%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Janus Henderson Overseas Portfolio — Institutional Shares
2024	1.15% to 1.60%	316,304	59.13 to 31.33	14,395	1.34%	4.61% to 4.14%
2023	1.15% to 1.60%	359,251	56.53 to 30.09	15,479	1.49%	9.60% to 9.11%
2022	1.15% to 1.60%	453,822	51.57 to 27.58	17,125	1.74%	(9.65)% to (10.06)%
2021	1.15% to 1.60%	503,564	57.09 to 30.66	21,111	1.13%	12.28% to 11.77%
2020	0.75% to 1.60%	546,581	19.44 to 27.43	20,468	1.35%	15.42% to 14.44%
Janus Henderson Overseas Portfolio — Service Shares
2024	1.45% to 1.70%	73,387	40.39 to 16.60	1,360	1.26%	4.04% to 3.77%
2023	1.45% to 2.10%	95,242	38.83 to 23.64	1,738	1.40%	8.99% to 8.27%
2022	1.45% to 2.10%	106,468	35.62 to 21.83	1,785	1.65%	(10.16)% to (10.75)%
2021	1.45% to 2.10%	118,255	39.65 to 24.46	2,269	1.01%	11.65% to 10.91%
2020	1.45% to 2.10%	133,890	35.52 to 22.06	2,298	1.22%	14.34% to 13.59%
Janus Henderson Research Portfolio — Institutional Shares
2024	1.15% to 1.60%	473,397	143.97 to 44.93	41,915	0.03%	33.74% to 33.14%
2023	1.15% to 1.60%	556,511	107.65 to 33.75	36,638	0.15%	41.53% to 40.89%
2022	1.15% to 1.60%	647,195	76.06 to 23.95	30,080	0.70%	(30.70)% to (31.01)%
2021	1.15% to 1.60%	721,553	109.75 to 34.72	48,298	0.10%	18.95% to 18.41%
2020	1.15% to 1.60%	851,566	92.26 to 29.32	47,480	0.54%	31.42% to 30.83%
Janus Henderson Research Portfolio — Service Shares
2024	1.50% to 1.70%	91,398	33.60 to 31.97	3,176	0.00%	32.92% to 32.65%
2023	1.50% to 1.70%	105,895	25.28 to 24.10	2,765	0.06%	40.68% to 40.39%
2022	1.50% to 1.70%	116,746	17.97 to 17.16	2,173	0.57%	(31.11)% to (31.25)%
2021	1.50% to 1.70%	127,775	26.08 to 24.97	3,457	0.02%	18.25% to 18.01%
2020	1.50% to 1.70%	149,158	22.06 to 21.16	3,409	0.36%	30.59% to 30.32%
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Dividend Strategy Portfolio — Class I
2024	1.15% to 1.60%	109,167	35.81 to 33.06	3,721	1.32%	15.49% to 14.97%
2023	1.15% to 1.60%	115,802	31.01 to 28.76	3,422	2.07%	12.89% to 12.38%
2022	1.15% to 1.60%	136,003	27.47 to 25.59	3,571	1.37%	(9.16)% to (9.57)%
2021	1.15% to 1.60%	149,457	30.24 to 28.30	4,330	1.49%	25.34% to 24.77%
2020	1.15% to 1.60%	176,004	24.13 to 22.68	4,072	1.40%	6.43% to 5.95%
ClearBridge Variable Dividend Strategy Portfolio — Class II
2024	1.45% to 2.95%	146,812	33.11 to 15.27	4,378	1.11%	14.99% to 13.23%
2023	1.45% to 2.95%	174,407	28.80 to 13.48	4,571	1.96%	12.36% to 10.66%
2022	1.45% to 2.95%	190,214	25.63 to 12.19	4,466	1.22%	(9.56)% to (10.93)%
2021	1.45% to 2.95%	200,036	28.34 to 13.68	5,208	1.34%	24.78% to 22.88%
2020	1.45% to 2.95%	215,116	22.71 to 11.13	4,508	1.16%	5.94% to 4.32%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
ClearBridge Variable Growth Portfolio — Class II
2024	1.45% to 2.30%	54,977	45.40 to 27.52	2,296	0.11%	10.78% to 9.82%
2023	1.45% to 2.30%	73,083	40.98 to 25.06	2,789	0.06%	22.34% to 21.29%
2022	1.45% to 2.30%	79,595	33.50 to 20.66	2,477	0.00%	(27.65)% to (28.27)%
2021	1.45% to 2.30%	117,214	46.30 to 28.81	5,118	0.17%	8.45% to 7.51%
2020	1.45% to 2.30%	147,463	42.69 to 26.80	5,984	0.58%	16.02% to 15.02%
ClearBridge Variable Large Cap Value Portfolio — Class I
2024	1.15% to 2.30%	385,942	59.21 to 17.98	11,722	1.17%	6.83% to 5.58%
2023	1.15% to 2.30%	562,353	55.42 to 17.03	14,945	1.27%	13.77% to 12.46%
2022	1.15% to 2.30%	601,144	48.71 to 15.15	14,261	1.30%	(7.50)% to (8.58)%
2021	1.15% to 2.30%	650,591	52.66 to 16.57	16,744	1.05%	24.76% to 23.31%
2020	1.15% to 2.30%	662,450	42.21 to 13.44	13,836	1.38%	4.03% to 2.83%
Lincoln Variable Insurance Products Trust
LVIP American Century Disciplined Core Value Fund — Standard Class II
2024	1.45% to 2.05%	1,185	44.33 to 28.57	39	1.31%	11.45% to 10.76%
2023	1.45% to 2.05%	534	39.78 to 25.80	18	1.50%	7.08% to 6.43%
2022	1.45% to 2.70%	10,140	37.15 to 11.81	235	1.87%	(14.00)% to (15.09)%
2021	1.45% to 2.70%	7,937	43.19 to 13.90	246	1.00%	21.86% to 20.31%
2020	1.45% to 2.70%	26,442	35.45 to 11.56	633	1.93%	10.19% to 8.79%
LVIP American Century Inflation Protection Fund — Service Class
2024	1.45% to 2.95%	1,249,464	12.89 to 9.21	14,816	3.59%	0.06% to (1.47)%
2023	1.45% to 2.95%	1,395,150	12.88 to 9.34	16,633	3.30%	1.90% to 0.36%
2022	1.45% to 2.95%	1,491,405	12.64 to 9.31	17,508	5.08%	(14.34)% to (15.64)%
2021	1.45% to 2.95%	1,162,727	14.75 to 11.04	15,954	3.10%	4.73% to 3.13%
2020	1.45% to 2.95%	1,277,455	14.09 to 10.70	16,822	1.19%	7.97% to 6.32%
LVIP American Century International Fund — Standard Class II
2024	1.45% to 2.70%	12,240	29.67 to 11.18	239	1.64%	1.11% to -0.18%
2023	1.45% to 2.70%	13,782	29.35 to 11.20	270	1.27%	10.94% to 9.54%
2022	1.45% to 2.70%	11,777	26.45 to 10.23	216	1.48%	(25.84)% to (26.78)%
2021	1.45% to 2.70%	11,901	35.67 to 13.97	297	0.21%	7.17% to 5.81%
2020	1.45% to 2.70%	29,986	33.29 to 13.20	635	0.47%	24.05% to 22.48%
LVIP American Century Ultra® Fund — Standard Class II
2024	1.85% to 1.85%	521	65.38 to 65.38	34	0.00%	26.40% to 26.40%
2023	1.85% to 1.85%	673	51.73 to 51.73	35	0.00%	40.87% to 40.87%
2022	1.85% to 1.85%	903	36.72 to 36.72	33	0.00%	(33.63)% to (33.63)%
2021	1.45% to 2.70%	2,338	69.98 to 19.00	116	0.00%	21.38% to 19.84%
2020	1.45% to 2.70%	4,804	57.65 to 15.85	202	0.00%	47.68% to 45.81%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
LVIP American Century Value Fund — Standard Class II
2024	1.45% to 1.45%	1,452	46.53 to 46.53	68	2.87%	7.89% to 7.89%
2023	1.45% to 2.70%	9,173	43.13 to 13.40	268	2.38%	7.52% to 6.16%
2022	1.45% to 2.70%	8,246	40.11 to 12.62	223	2.07%	(0.91)% to (2.17)%
2021	1.45% to 2.70%	4,637	40.48 to 12.90	141	1.30%	22.71% to 21.15%
2020	1.45% to 1.45%	1,929	32.99 to 32.99	64	2.32%	(0.49)% to (0.49)%
LVIP JPMorgan Core Bond Fund — Standard Class
2024	1.45% to 2.70%	64,992	14.05 to 8.82	843	3.23%	0.24% to (1.04)%
2023	1.45% to 2.70%	89,596	14.02 to 8.91	1,197	3.59%	4.38% to 3.05%
2022	1.45% to 2.70%	77,516	13.43 to 8.65	960	1.96%	(13.84)% to (14.93)%
2021	1.45% to 2.70%	86,497	15.59 to 10.17	1,248	2.33%	(2.79)% to (4.02)%
2020	1.45% to 2.70%	159,380	16.03 to 10.59	2,376	1.89%	6.28% to 4.93%
LVIP JPMorgan Mid Cap Value Fund — Standard Class
2024	1.45% to 2.70%	7,657	51.57 to 13.83	203	1.15%	12.62% to 11.18%
2023	1.45% to 2.70%	9,377	45.79 to 12.44	211	2.34%	9.30% to 7.92%
2022	1.45% to 1.95%	1,332	41.90 to 39.08	54	1.01%	(9.49)% to (9.95)%
2021	1.45% to 2.70%	5,273	46.29 to 12.90	138	1.01%	28.00% to 26.38%
2020	1.45% to 2.70%	11,919	36.16 to 10.21	229	1.63%	(1.09)% to (2.34)%
LVIP JPMorgan Small Cap Core Fund — Standard Class
2024	1.45% to 2.70%	6,177	47.50 to 12.96	149	0.77%	10.08% to 8.68%
2023	1.45% to 1.45%	125	43.15 to 43.15	5	1.37%	11.46% to 11.46%
2022	1.45% to 1.45%	125	38.72 to 38.72	5	0.45%	(20.52)% to (20.52)%
2021	1.45% to 1.45%	125	48.71 to 48.71	6	0.76%	19.63% to 19.63%
2020	1.45% to 2.70%	7,847	40.72 to 11.69	162	0.83%	12.04% to 10.62%
LVIP JPMorgan U.S. Equity Fund — Standard Class
2024	1.45% to 2.70%	5,706	58.27 to 19.71	308	0.18%	22.18% to 20.62%
2023	1.45% to 2.70%	26,643	47.69 to 16.34	1,163	1.55%	25.32% to 23.74%
2022	1.45% to 2.70%	27,733	38.05 to 13.21	876	0.54%	(19.87)% to (20.89)%
2021	1.45% to 2.70%	31,410	47.49 to 16.70	1,248	0.70%	27.47% to 25.85%
2020	1.45% to 2.70%	34,903	37.26 to 13.27	1,146	0.83%	23.45% to 21.88%
MFS® Variable Insurance Trust
MFS® Investors Trust Series — Service Class Shares
2024	1.45% to 1.70%	96,371	56.04 to 34.26	3,593	0.47%	17.48% to 17.18%
2023	1.45% to 1.70%	114,935	47.70 to 29.23	3,705	0.45%	16.95% to 16.65%
2022	1.45% to 1.70%	141,118	40.79 to 25.06	3,916	0.38%	(17.89)% to (18.10)%
2021	1.45% to 1.70%	156,913	49.68 to 30.60	5,300	0.41%	24.67% to 24.36%
2020	1.45% to 1.70%	184,924	39.85 to 24.61	5,012	0.43%	11.95% to 11.67%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
MFS® New Discovery Series — Service Class Shares
2024	1.15% to 2.30%	229,227	57.38 to 35.03	8,141	0.00%	5.20% to 3.97%
2023	1.15% to 2.30%	255,148	54.54 to 33.69	8,625	0.00%	12.94% to 11.63%
2022	1.15% to 2.30%	285,655	48.29 to 30.18	8,585	0.00%	(30.80)% to (31.60)%
2021	1.15% to 2.30%	312,846	69.79 to 44.13	13,745	0.00%	0.40% to (0.76)%
2020	1.15% to 2.30%	501,130	69.51 to 44.47	23,355	0.00%	43.91% to 42.24%
MFS® Total Return Series — Service Class Shares
2024	1.45% to 2.95%	1,168,323	28.97 to 11.98	24,533	2.24%	5.89% to 4.27%
2023	1.45% to 2.95%	1,320,593	27.35 to 11.49	26,127	1.82%	8.62% to 6.98%
2022	1.45% to 2.95%	1,402,440	25.18 to 10.74	25,776	1.45%	(11.14)% to (12.49)%
2021	1.45% to 2.95%	1,820,883	28.34 to 12.27	37,727	1.59%	12.19% to 10.48%
2020	1.45% to 2.95%	1,983,929	25.26 to 11.11	37,022	2.07%	7.93% to 6.29%
MFS® Utilities Series — Service Class Shares
2024	1.45% to 1.95%	240,855	62.73 to 36.09	9,725	2.14%	9.72% to 9.16%
2023	1.45% to 1.95%	252,268	57.17 to 33.06	9,271	3.28%	(3.74)% to (4.23)%
2022	1.45% to 2.20%	275,570	59.39 to 33.00	10,616	2.19%	(0.97)% to (1.73)%
2021	1.45% to 2.20%	302,306	59.98 to 33.58	11,610	1.52%	12.17% to 11.32%
2020	1.45% to 2.20%	344,249	53.47 to 30.16	11,723	2.20%	4.09% to 3.30%
MFS® Variable Insurance Trust II
MFS® Income Portfolio — Service Class Shares
2024	1.45% to 1.45%	966	11.34 to 11.34	11	3.64%	1.41% to 1.41%
2023	1.45% to 1.45%	1,317	11.18 to 11.18	15	3.53%	5.81% to 5.81%
2022	1.45% to 1.45%	1,339	10.57 to 10.57	14	3.02%	(15.09)% to (15.09)%
2021	1.45% to 1.45%	1,350	12.45 to 12.45	17	2.70%	(1.35)% to (1.35)%
2020	1.45% to 1.45%	2,021	12.62 to 12.62	26	3.51%	7.53% to 7.53%
MFS® Massachusetts Investors Growth Stock Portfolio — Service Class Shares
2024	1.45% to 2.70%	186,187	28.81 to 16.95	5,309	0.13%	14.29% to 12.83%
2023	1.45% to 2.70%	207,982	25.21 to 15.02	5,199	0.05%	21.92% to 20.38%
2022	1.45% to 2.70%	244,498	20.68 to 12.48	5,013	0.00%	(20.61)% to (21.62)%
2021	1.45% to 2.30%	273,142	26.05 to 24.57	7,079	0.03%	23.84% to 22.77%
2020	1.45% to 2.30%	325,718	21.03 to 20.01	6,820	0.22%	20.43% to 19.39%
PIMCO Variable Insurance Trust
All Asset Portfolio — Advisor Class Shares
2024	1.45% to 1.95%	183,085	18.38 to 16.63	3,249	6.29%	2.06% to 1.54%
2023	1.45% to 1.95%	213,911	18.01 to 16.38	3,730	2.79%	6.46% to 5.92%
2022	1.45% to 1.95%	230,086	16.91 to 15.46	3,765	7.52%	(13.14)% to (13.58)%
2021	1.45% to 1.95%	251,131	19.47 to 17.89	4,731	10.85%	14.36% to 13.78%
2020	1.45% to 1.95%	268,189	17.03 to 15.72	4,417	4.87%	6.34% to 5.80%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
High Yield Portfolio — Administrative Class Shares
2024	1.45% to 2.95%	1,150,996	25.34 to 10.39	25,285	5.83%	5.33% to 3.72%
2023	1.45% to 2.95%	1,317,441	24.06 to 10.01	27,510	5.66%	10.60% to 8.92%
2022	1.45% to 2.95%	1,459,658	21.75 to 9.19	27,559	5.08%	(11.58)% to (12.92)%
2021	1.45% to 2.95%	1,113,122	24.60 to 10.56	25,510	4.44%	2.13% to 0.57%
2020	1.45% to 2.95%	1,453,818	24.09 to 10.50	31,530	4.87%	4.21% to 2.62%
International Bond Portfolio (U.S. Dollar Hedged) — Administrative Class Shares
2024	1.50% to 1.70%	47,800	20.99 to 19.97	994	3.60%	3.87% to 3.66%
2023	1.50% to 1.70%	54,395	20.20 to 19.26	1,088	2.58%	7.38% to 7.17%
2022	1.50% to 1.70%	57,462	18.81 to 17.97	1,071	1.47%	(11.50)% to (11.68)%
2021	1.50% to 1.70%	71,668	21.26 to 20.35	1,503	1.59%	(3.43)% to (3.62)%
2020	1.50% to 1.70%	76,842	22.01 to 21.12	1,669	6.10%	3.97% to 3.76%
Long-Term U.S. Government Portfolio — Administrative Class Shares
2024	1.45% to 2.95%	1,674,227	15.52 to 6.78	23,255	2.73%	(7.38)% to (8.80)%
2023	1.45% to 2.95%	3,460,483	16.76 to 7.44	50,462	2.38%	2.48% to 0.92%
2022	1.45% to 2.95%	3,778,536	16.35 to 7.37	53,874	2.05%	(29.91)% to (30.97)%
2021	1.45% to 2.95%	2,622,435	23.33 to 10.68	54,640	1.55%	(6.16)% to (7.59)%
2020	1.45% to 2.95%	2,221,564	24.86 to 11.56	51,242	1.67%	15.69% to 13.93%
Low Duration Portfolio — Administrative Class Shares
2024	1.45% to 2.95%	2,415,389	12.29 to 9.08	27,524	4.00%	2.97% to 1.40%
2023	1.45% to 2.95%	3,928,764	11.93 to 8.95	43,146	3.59%	3.45% to 1.88%
2022	1.45% to 2.95%	4,050,621	11.53 to 8.79	43,248	1.56%	(7.10)% to (8.51)%
2021	1.45% to 2.95%	5,989,897	12.41 to 9.60	68,669	0.52%	(2.36)% to (3.85)%
2020	1.45% to 2.95%	7,376,295	12.71 to 9.99	86,838	1.04%	1.50% to (0.05)%
Total Return Portfolio — Administrative Class Shares
2024	1.15% to 2.95%	6,354,863	16.81 to 8.67	95,573	4.03%	1.35% to (0.51)%
2023	1.15% to 2.95%	6,268,730	16.59 to 8.71	94,375	3.56%	4.72% to 2.82%
2022	1.15% to 2.95%	5,386,289	15.84 to 8.47	80,255	2.56%	(15.28)% to (16.82)%
2021	1.15% to 2.95%	8,123,779	18.70 to 10.19	139,271	1.82%	(2.40)% to (4.18)%
2020	1.15% to 2.95%	7,899,166	19.16 to 10.63	141,984	2.14%	7.40% to 5.44%
Rydex Variable Trust
NASDAQ — 100® Fund
2024	1.45% to 1.70%	207,285	117.81 to 29.06	9,547	0.20%	22.10% to 21.79%
2023	1.45% to 1.70%	237,085	96.49 to 23.86	8,750	0.00%	51.01% to 50.63%
2022	1.45% to 1.85%	194,977	63.90 to 45.27	4,355	0.00%	(35.10)% to (35.36)%
2021	1.45% to 1.85%	227,854	98.45 to 70.03	7,892	0.00%	23.72% to 23.22%
2020	1.45% to 1.85%	249,291	79.57 to 56.84	7,046	0.29%	42.86% to 42.28%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
State Street Variable Insurance Series Funds, Inc.
Income V.I.S. Fund — Class 1 Shares
2024	0.75% to 2.30%	572,566	17.06 to 9.64	7,504	3.06%	(1.56)% to (3.11)%
2023	0.75% to 2.30%	639,351	17.33 to 9.95	8,613	2.01%	3.90% to 2.28%
2022	0.75% to 2.30%	685,203	16.68 to 9.73	9,008	2.53%	(15.02)% to (16.35)%
2021	0.75% to 2.30%	802,680	19.63 to 11.63	12,578	2.12%	(2.55)% to (4.07)%
2020	0.75% to 2.30%	918,881	20.14 to 12.13	14,901	2.43%	6.22% to 4.57%
Premier Growth Equity V.I.S. Fund — Class 1 Shares
2024	1.15% to 1.95%	440,971	71.29 to 62.63	27,851	0.00%	29.54% to 28.49%
2023	1.15% to 1.95%	537,937	55.03 to 48.74	25,936	0.00%	44.60% to 43.44%
2022	1.15% to 2.10%	610,779	38.06 to 31.53	20,493	0.00%	(31.23)% to (31.89)%
2021	1.15% to 2.10%	696,883	55.34 to 46.29	34,295	0.00%	23.53% to 22.35%
2020	1.15% to 2.10%	800,152	44.80 to 37.84	32,006	0.03%	32.08% to 30.81%
Real Estate Securities V.I.S. Fund — Class 1 Shares
2024	0.75% to 2.70%	222,267	78.75 to 11.30	16,744	2.27%	9.63% to 7.47%
2023	0.75% to 2.95%	1,673,788	71.83 to 10.39	50,822	2.81%	12.65% to 10.16%
2022	0.75% to 2.95%	963,995	63.76 to 9.43	31,805	1.73%	(25.49)% to (27.14)%
2021	0.75% to 2.70%	516,159	85.58 to 13.03	38,566	2.23%	40.74% to 37.98%
2020	0.75% to 2.95%	1,079,009	60.80 to 9.41	37,528	0.51%	(5.94)% to (8.03)%
S&P 500® Index V.I.S. Fund — Class 1 Shares
2024	1.15% to 2.30%	2,445,959	263.46 to 43.06	155,856	1.12%	23.18% to 21.75%
2023	0.75% to 2.30%	2,786,116	40.21 to 35.37	143,020	1.42%	25.02% to 23.07%
2022	0.75% to 2.70%	2,688,055	32.16 to 12.29	112,022	1.25%	(18.93)% to (20.52)%
2021	0.75% to 2.70%	3,167,505	39.67 to 15.47	163,536	1.07%	27.31% to 24.81%
2020	0.75% to 2.70%	3,543,023	31.16 to 12.39	145,954	1.74%	17.04% to 14.74%
Small-Cap Equity V.I.S. Fund — Class 1 Shares
2024	1.15% to 2.30%	408,933	57.42 to 30.08	21,044	0.11%	9.04% to 7.77%
2023	1.15% to 2.30%	460,122	52.66 to 27.91	21,779	0.00%	12.25% to 10.95%
2022	1.15% to 2.30%	516,378	46.91 to 25.15	21,877	0.00%	(16.37)% to (17.34)%
2021	1.15% to 2.30%	614,611	56.09 to 30.43	31,221	0.00%	19.15% to 17.76%
2020	1.15% to 2.30%	681,934	47.08 to 25.84	29,159	0.00%	13.21% to 11.90%
Total Return V.I.S. Fund — Class 1 Shares
2024	1.15% to 2.95%	26,388,511	94.26 to 11.43	606,146	4.58%	10.02% to 8.01%
2023	0.75% to 2.95%	28,711,624	24.68 to 10.58	602,277	2.27%	14.62% to 12.09%
2022	0.75% to 2.95%	31,236,127	21.53 to 9.44	576,738	0.90%	(17.13)% to (18.97)%
2021	0.75% to 2.95%	33,565,522	25.98 to 11.65	754,081	2.08%	12.60% to 10.10%
2020	0.75% to 2.95%	36,271,022	23.08 to 10.58	730,164	1.92%	5.65% to 3.30%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Total Return V.I.S. Fund — Class 3 Shares
2024	1.45% to 2.95%	16,156,286	18.53 to 11.28	254,137	4.10%	9.44% to 7.76%
2023	1.45% to 2.95%	18,946,307	16.93 to 10.46	273,380	1.93%	13.54% to 11.82%
2022	1.45% to 2.95%	22,276,836	14.91 to 9.36	284,279	0.38%	(17.92)% to (19.17)%
2021	1.45% to 2.95%	25,159,448	18.17 to 11.58	393,270	1.75%	11.56% to 9.86%
2020	1.45% to 2.95%	29,261,248	16.28 to 10.54	416,050	1.61%	4.60% to 3.01%
U.S. Equity V.I.S. Fund — Class 1 Shares
2024	1.15% to 1.95%	342,860	60.78 to 46.35	16,857	0.35%	23.10% to 22.10%
2023	0.75% to 1.95%	441,567	43.47 to 37.96	17,472	0.47%	26.95% to 25.42%
2022	0.75% to 1.95%	545,773	34.24 to 30.26	17,119	0.46%	(19.52)% to (20.49)%
2021	0.75% to 1.95%	632,397	42.54 to 38.06	24,875	0.33%	24.55% to 23.05%
2020	0.75% to 1.95%	712,379	34.16 to 30.93	22,655	0.52%	21.72% to 20.25%
The Alger Portfolios
Alger Large Cap Growth Portfolio — Class I-2 Shares
2024	1.15% to 1.60%	387,809	106.96 to 43.67	28,421	0.00%	41.23% to 40.59%
2023	1.15% to 1.60%	463,510	75.73 to 31.06	23,488	0.00%	31.15% to 30.56%
2022	1.15% to 1.60%	522,231	57.74 to 23.79	20,174	0.00%	(39.36)% to (39.63)%
2021	1.15% to 1.60%	571,353	95.22 to 39.42	36,365	0.00%	10.56% to 10.06%
2020	1.15% to 1.60%	670,853	86.13 to 35.81	37,760	0.18%	65.11% to 64.37%
Alger Small Cap Growth Portfolio — Class I-2 Shares
2024	1.15% to 1.60%	315,955	40.51 to 28.79	10,905	0.37%	6.88% to 6.39%
2023	1.15% to 1.60%	356,063	37.90 to 27.06	11,505	0.00%	15.16% to 14.64%
2022	1.15% to 1.60%	400,023	32.91 to 23.61	11,230	0.00%	(38.73)% to (39.00)%
2021	1.15% to 1.60%	434,896	53.72 to 38.70	20,053	0.00%	(7.14)% to (7.56)%
2020	1.15% to 1.60%	504,148	57.85 to 41.87	25,158	1.04%	65.23% to 64.49%
The Prudential Series Fund
PSF Mid-Cap Growth Portfolio — Class II Shares
2024	1.55% to 1.55%	366	48.76 to 48.76	18	0.00%	12.01% to 12.01%
2023	1.55% to 1.55%	399	43.54 to 43.54	17	0.00%	21.15% to 21.15%
2022	1.55% to 1.55%	413	35.94 to 35.94	15	0.00%	(28.37)% to (28.37)%
2021	1.55% to 1.55%	600	50.17 to 50.17	30	0.00%	8.52% to 8.52%
2020	1.55% to 1.55%	617	46.23 to 46.23	29	0.00%	44.63% to 44.63%
PSF Natural Resources Portfolio — Class II Shares
2024	1.45% to 2.70%	343,279	20.94 to 15.21	4,430	0.00%	2.44% to 1.13%
2023	1.45% to 2.95%	1,883,747	20.44 to 14.87	19,099	0.00%	0.11% to (1.41)%
2022	1.45% to 2.70%	1,115,948	20.42 to 15.22	19,862	0.00%	19.79% to 18.27%
2021	1.45% to 2.70%	1,114,323	17.05 to 12.86	15,426	0.00%	23.22% to 21.66%
2020	1.45% to 2.95%	2,971,820	13.83 to 10.53	20,161	0.00%	10.20% to 8.52%

GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Notes to Financial Statements — Continued

December 31, 2024

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
PSF PGIM Jennison Blend Portfolio — Class II Shares
2024	1.45% to 2.30%	347,407	12.86 to 12.75	4,884	0.00%	23.97% to 22.90%
2023	1.45% to 2.30%	382,268	10.38 to 10.37	4,242	0.00%	3.77% to 3.72%
2022	1.55% to 1.55%	—	26.21 to 26.21	—	0.00%	(26.55)% to (26.55)%
2021	1.55% to 1.55%	—	35.68 to 35.68	—	0.00%	18.03% to 18.03%
2020	1.55% to 1.55%	—	30.23 to 30.23	—	0.00%	26.50% to 26.50%
PSF PGIM Jennison Growth Portfolio — Class II Shares
2024	1.45% to 2.30%	93,220	94.48 to 58.79	8,482	0.00%	28.45% to 27.34%
2023	1.45% to 2.30%	107,199	73.55 to 46.17	7,592	0.00%	50.69% to 49.39%
2022	1.45% to 2.30%	118,813	48.81 to 30.90	5,548	0.00%	(38.75)% to (39.28)%
2021	1.45% to 2.30%	138,763	79.69 to 50.89	10,610	0.00%	13.88% to 12.90%
2020	1.45% to 2.30%	146,330	69.98 to 45.08	9,860	0.00%	53.32% to 52.00%

(1)

Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2)	The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)

The total return represents a range of maximum and minimum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

(4)	The ratios of expenses and net investment income to average net assets are annualized for the period from April 30, 2021, to December 31, 2021.
(5)	The ratios of expenses and net investment income to average net assets are annualized for the period from April 29, 2022, to December 31, 2022.
(6)	The ratios of expenses and net investment income to average net assets are annualized for the period from March 10, 2023, to December 31, 2023.

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Financial Statements

Years Ended December 31, 2024, 2023 and 2022

(With Independent Auditors’ Report Thereon)

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Independent Auditors’ Report

Audit, Compensation, and Nominating Committee

Genworth Life and Annuity Insurance Company:

Report on the Audit of the Financial Statements

Opinions

We have audited the financial statements of Genworth Life and Annuity Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2024 and 2023, and the related statutory statements of summary of operations, statutory statements of changes in capital and surplus, and statutory statements of cash flow for each of the years in the three-year period ended December 31, 2024, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2024 in accordance with accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 1 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

F-1

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

/s/ KPMG LLP

Richmond, Virginia

April 25, 2025

F-2

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus

December 31, 2024 and 2023

(Dollar amounts in millions, except per share amounts)

	2024	2023
Admitted Assets
Cash and invested assets:
Bonds	$8,808.9	$9,199.0
Preferred stocks — nonaffiliates	33.6	14.0
Common stocks — affiliates	119.1	118.1
Common stocks — nonaffiliates	46.9	45.7
Mortgage loans	1,599.4	1,681.5
Real estate	11.5	11.0
Contract loans	422.2	433.3
Cash, cash equivalents and short-term investments	234.9	314.3
Other invested assets	180.1	166.6
Receivable for securities	5.5	3.8
Derivative assets	20.4	16.5

Total cash and invested assets	11,482.5	12,003.8

Amounts recoverable from reinsurers and funds held	324.2	356.6
Deferred tax asset	51.4	95.1
Guaranty funds receivable	7.2	6.7
Premiums and accounts receivable	287.3	315.2
Investment income due and accrued	110.6	114.9
Receivable from parent, subsidiaries and affiliates	—	0.2
Current Federal income tax recoverable	1.1	—
Other assets	8.9	10.4
Separate account assets	4,175.2	4,231.0

Total admitted assets	$16,448.4	$17,133.9

F-3

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus — Continued

December 31, 2024 and 2023

(Dollar amounts in millions, except per share amounts)

	2024	2023
Liabilities and Capital and Surplus
Liabilities
Aggregate reserves — life	$6,905.7	$7,050.7
Aggregate reserves — annuity contracts	2,112.7	2,425.8
Aggregate reserves — accident and health policies	0.3	0.4
Liability for deposit-type contracts	337.7	432.0
Liability for policy and contract claims	95.2	91.6
Policyholders dividends	0.3	0.3
Premiums and annuity considerations received in advance	4.1	4.3
Other amounts payable on reinsurance	147.9	138.3
Interest maintenance reserve	20.9	30.8
Commissions payable	0.2	0.1
General expenses due or accrued	3.0	1.0
Transfers to separate accounts due or accrued	(12.7)	(11.3)
Taxes, licenses, and fees due or accrued	6.8	7.4
Current Federal income tax payable	—	2.2
Unearned investment income	5.4	5.5
Amounts withheld or retained by company as agent or trustee	28.3	23.3
Remittances and items not allocated	31.4	26.1
Asset valuation reserve	116.1	119.1
Payable to parent, subsidiaries and affiliates	12.6	11.8
Funds held under coinsurance and treaties with unauthorized reinsurers	1,621.8	1,646.5
Payable for securities	0.3	—
Derivative liabilities	0.8	0.9
Payable for collateral received from derivatives counterparties	—	1.1
Separate account liabilities	4,175.2	4,231.0

Total liabilities	15,614.0	16,238.9

Capital and surplus:
Common stock, Class A ($1,000 par value. 50,000 shares authorized; 25,651 shares issued and outstanding)	25.6	25.6
Paid in surplus	1,456.7	1,456.7
Unassigned deficit	(647.9)	(587.3)

Total capital and surplus	834.4	895.0

Total liabilities and capital and surplus	$16,448.4	$17,133.9

See accompanying notes to statutory financial statements.

F-4

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Summary of Operations

Years ended December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

	2024	2023	2022
Revenues:
Premiums and annuity considerations	$137.6	$220.1	$181.7
Considerations for supplementary contracts with life contingencies	25.7	23.8	26.5
Net investment income	533.5	552.8	570.7
Amortization of interest maintenance reserve	1.0	2.1	4.5
Commissions and expense allowances on reinsurance ceded	99.5	97.7	124.8
Reserve adjustments on reinsurance ceded	(95.7)	(95.4)	(89.3)
Income from fees associated with investment management, administration, and contract guarantees from separate accounts	76.7	78.0	85.4
Other income	22.4	24.1	23.7

Total revenues	800.7	903.2	928.0

Benefits:
Death benefits	380.7	419.7	370.0
Matured endowments	1.1	2.0	1.8
Annuity benefits	276.6	308.6	331.3
Disability benefits and benefits under accident and health policies	4.3	4.1	4.5
Surrender benefits and other fund withdrawals	477.1	511.7	586.3
Payments on supplementary contracts with life contingencies	22.5	20.6	19.0
Interest and adjustments on contracts or deposit-type contract funds	11.6	15.0	16.3
Decrease in aggregate reserves – life, annuity and accident and health	(458.2)	(592.3)	(464.6)

Total benefits	715.7	689.4	864.6

Expenses:
Commissions	78.9	83.9	90.2
General insurance expenses	147.9	134.5	168.0
Insurance taxes, licenses, and fees, excluding Federal income taxes	20.6	20.8	21.5
Net transfer from separate accounts	(362.2)	(329.8)	(335.6)
Other expenses	63.8	71.5	59.1

Total expenses	(51.0)	(19.1)	3.2

Total benefits and expenses	664.7	670.3	867.8

Income before Federal income taxes and realized capital losses, net	136.0	232.9	60.2
Federal income taxes	(6.9)	14.9	(23.4)

Income before realized capital losses	142.9	218.0	83.6
Realized capital losses, net	(79.4)	(119.6)	(83.5)

Net income	$63.5	$98.4	$0.1

See accompanying notes to statutory financial statements.

F-5

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Changes in Capital and Surplus

Years ended December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

	Common stock
	Amount	Shares	Paid in surplus	Unassigned deficit	Total
Balances as of December 31, 2021	$25.6	25,651	$1,456.7	$(617.7)	$864.6
Net income	—	—	—	0.1	0.1
Change in net unrealized capital gains and losses	—	—	—	160.4	160.4
Change in net unrealized foreign exchange capital gains and losses	—	—	—	(1.2)	(1.2)
Change in net deferred income taxes	—	—	—	(7.2)	(7.2)
Change in nonadmitted assets	—	—	—	(1.5)	(1.5)
Change in liability for reinsurance in unauthorized companies	—	—	—	(12.4)	(12.4)
Change in asset valuation reserve	—	—	—	5.1	5.1
Change in surplus as a result of reinsurance	—	—	—	(45.3)	(45.3)
Prior period correction — cross-entity term conversions	—	—	—	19.7	19.7
Special tax allocation agreement with Genworth	—	—	—	(177.8)	(177.8)

Balances as of December 31, 2022	25.6	25,651	1,456.7	(677.8)	804.5
Net income	—	—	—	98.4	98.4
Change in net unrealized capital gains and losses	—	—	—	(5.0)	(5.0)
Change in net unrealized foreign exchange capital gains and losses	—	—	—	1.3	1.3
Change in net deferred income taxes	—	—	—	(6.6)	(6.6)
Change in nonadmitted assets	—	—	—	31.3	31.3
Change in liability for reinsurance in unauthorized companies	—	—	—	12.4	12.4
Change in asset valuation reserve	—	—	—	(9.5)	(9.5)
Change in surplus as a result of reinsurance	—	—	—	(31.8)	(31.8)

Balances as of December 31, 2023	25.6	25,651	1,456.7	(587.3)	895.0
Net income	—	—	—	63.5	63.5
Change in net unrealized capital gains and losses	—	—	—	(47.4)	(47.4)
Change in net unrealized foreign exchange capital gains and losses	—	—	—	(1.4)	(1.4)
Change in net deferred income taxes	—	—	—	(11.1)	(11.1)
Change in nonadmitted assets	—	—	—	(34.5)	(34.5)
Change in asset valuation reserve	—	—	—	3.0	3.0
Change in surplus as a result of reinsurance	—	—	—	(32.7)	(32.7)

Balances as of December 31, 2024	$25.6	25,651	$1,456.7	$(647.9)	$834.4

See accompanying notes to statutory financial statements.

F-6

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

	2024	2023	2022
Cash flow from operations:
Premiums collected net of reinsurance	$172.2	$231.7	$210.1
Net investment income	510.2	538.7	559.1
Miscellaneous income	109.2	140.4	116.3

Total cash provided from revenues	791.6	910.8	885.5

Benefit and loss related payments	1,096.8	1,143.9	1,257.6
Net transfers from separate, segregated accounts, and protected cell accounts	(360.8)	(327.0)	(335.1)
Commissions, expenses paid, and aggregate write-ins for deductions	243.2	236.4	276.3
Federal income taxes paid (recovered), net of capital gains (losses)	30.3	66.1	(19.6)

Total cash applied to benefits and general and other expenses	1,009.5	1,119.4	1,179.2

Net cash applied to operations	(217.9)	(208.6)	(293.7)

Cash flow from investments:
Proceeds from investments sold, matured, or repaid:
Bonds	1,151.9	827.1	848.4
Stocks	7.8	8.4	14.3
Mortgage loans	171.3	91.9	219.4
Real estate	—	—	2.2
Other invested assets	6.5	2.2	1.2
Miscellaneous proceeds	0.3	6.0	0.1

Total investment proceeds	1,337.8	935.6	1,085.6

Cost of investments acquired:
Bonds	769.1	238.4	276.4
Stocks	0.7	4.9	1.3
Mortgage loans	89.2	27.9	211.8
Real estate	1.1	—	—
Derivatives, net	105.0	99.8	49.9
Other invested assets	19.7	26.0	21.5
Miscellaneous applications	1.2	(2.9)	5.2

Total investments acquired	986.0	394.1	566.1
Net decrease in contract loans and premium notes	(11.6)	(8.2)	(21.3)

Net cash provided by investments	363.4	549.7	540.8

Cash flow from financing and miscellaneous sources:
Cash applied:
Net deposits on deposit-type contracts and other insurance liabilities	(167.6)	(209.9)	(140.0)
Other cash applied	(57.3)	(32.2)	(61.1)

Net cash applied to financing and miscellaneous sources	(224.9)	(242.1)	(201.1)

Net change in cash, cash equivalents and short-term investments	(79.4)	99.0	46.0
Cash, cash equivalents and short-term investments:
Beginning of year	314.3	215.3	169.3

End of year	$234.9	$314.3	$215.3

F-7

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flow — Continued

Years ended December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

	2024	2023	2022
Supplemental information:
Interest capitalization — net investment income	$(8.4)	$(8.2)	$(8.1)
Interest capitalization — bond purchases	(8.4)	(8.2)	(8.1)
Securities exchanged — bond proceeds	(50.1)	(62.6)	(108.7)
Securities exchanged — bond purchases	(50.1)	(62.6)	(108.7)
Tax sharing agreement transfer of taxes payable — taxes paid	(37.6)	(28.2)	(22.6)
Tax sharing agreement transfer of taxes payable — stock proceeds	(49.5)	(38.9)	(364.5)
Tax sharing agreement transfer of taxes payable — stock purchases	(87.1)	(67.1)	(209.3)
Transfer to stocks — bond proceeds	(24.0)	—	—
Transfer from bonds — stock purchases	(24.0)	—	—
Tax sharing agreement transfer of taxes payable — special tax allocation agreement	—	—	(177.8)
Reinsurance treaty non-cash transaction Scottish Re recapture — premiums collected net of reinsurance	—	(36.7)	—
Reinsurance treaty non-cash transaction Scottish Re recapture — miscellaneous income	—	(6.8)	—
Reinsurance treaty non-cash transaction Scottish Re recapture — benefit and loss related payments	—	(30.9)	—
Reinsurance treaty non-cash transaction Scottish Re recapture — other cash applied	—	(1.0)	—

See accompanying notes to statutory financial statements.

F-8

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

(1)	Corporate Structure, Basis of Presentation, and Summary of Significant Accounting Policies

(a) Corporate Structure

Genworth Life and Annuity Insurance Company (the “Company” or “GLAIC”) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. The Company is licensed as a life insurer to do business in Bermuda, the District of Columbia and all states except for New York. The Company is wholly-owned by Genworth Life Insurance Company (“GLIC”), which is wholly-owned by Genworth North America Corporation (“GNA”), which is indirectly wholly-owned by Genworth Financial, Inc. (“Genworth”).

The following are the Company’s direct subsidiaries with percentage of ownership listed as of December 31, 2024:

Genworth Life Insurance Company of New York (“GLICNY”)	34.5%
River Lake Insurance Company VI (“RLIC VI”)	100.0
River Lake Insurance Company X (“RLIC X”)	100.0
GNWLAAC Real Estate Holding, LLC (“GNWLAAC RE”)	100.0
Newco Properties, Inc. (“Newco”)	100.0
Jamestown Assignment Company, Inc. (“JAC”)	100.0
Assigned Settlement Inc. (“ASI”)	100.0

As of December 31, 2024, GNWLAAC RE, JAC and ASI were unaudited and fully nonadmitted.

The Company’s direct subsidiaries previously included River Lake Insurance Company VII (“RLIC VII”) and River Lake Insurance Company VIII (“RLIC VIII”). RLIC VII and RLIC VIII were dissolved on March 17, 2022.

(b) Nature of Business

The Company’s principal products are life insurance and fixed deferred and immediate annuities. Life insurance products provide protection against financial hardship after the death of an insured. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for either a defined number of years, the annuitant’s lifetime or the longer of a defined number of years or the annuitant’s lifetime. In March 2016, Genworth suspended sales of traditional life insurance and fixed annuity products; however, the Company continues to service its existing retained and reinsured blocks of business.

The Company also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, including group variable annuities offered through retirement plans; variable life insurance and funding agreements. Most of its variable annuities include guaranteed minimum death benefits (“GMDBs”). Some of the Company’s group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits (“GMWBs”) and certain types of guaranteed annuitization benefits.

(c) Basis of Presentation

The accompanying statutory financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Virginia State Corporation Commission, Bureau of Insurance (the “Virginia Bureau”). These prescribed statutory accounting practices (“SAP”) include a variety of publications of the National Association of Insurance Commissioners (“NAIC”), including Statements of Statutory Accounting Principles (“SSAP”), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

F-9

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

Certain of the Company’s subsidiaries have permitted practices granted by their respective state of domicile as described in Note 2(b).

The preparation of financial statements requires management to make informed judgments and estimates that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The Company considers its significant estimates to be those made for future policy benefits and claims. The Company also makes estimates for legal and regulatory reserves, certain investment and derivative valuations and valuation of deferred tax assets, if applicable. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to conform to the current year presentation.

(d) Differences Between SAP and U.S. GAAP

The effects on the financial statements of the variances between SAP and U.S. generally accepted accounting principles (“U.S. GAAP”), although not reasonably determinable, are presumed to be material. The principal differences between SAP and U.S. GAAP include:

•

Investments in bonds are generally carried at amortized cost under SAP. The amortized cost is written down when an impairment is deemed other-than-temporary. Under U.S. GAAP, investments in bonds are carried at fair value with changes recorded in accumulated other comprehensive income (loss). A temporary allowance is recorded for declines in fair value related to credit losses.

•

The carrying value of commercial mortgage loans is stated at principal amounts outstanding under SAP. Under U.S. GAAP, the carrying value of commercial mortgage loans is stated at principal amounts outstanding, net of unamortized premium or discount, deferred expenses and allowance for credit losses.

•

The change in the unrealized gains or losses on certain investments is recorded as an increase or decrease in statutory surplus under SAP. Under U.S. GAAP, such unrealized gains and losses are recorded as a component of comprehensive income (loss).

•

Investments in subsidiaries are generally carried on a statutory equity basis with equity in the earnings of subsidiaries reflected in unassigned surplus. Under U.S. GAAP, controlled subsidiaries are consolidated and results of operations are included in net income (loss).

•

Under SAP, derivative instruments are valued consistently with hedged items. Derivatives are recorded at amortized cost if the hedged item is recorded at amortized cost. Derivatives are recorded at fair value and surplus is adjusted for fair value changes, if the hedged item is also recorded at fair value. Derivative instruments that do not meet or no longer meet the criteria of a highly effective hedge (“non-qualifying derivatives”) are recorded at fair value and the changes in fair value are recorded as unrealized gains and losses in statutory surplus. Under U.S. GAAP, derivatives are recorded at fair value and changes in fair value are recorded in accumulated other comprehensive income (loss) for qualified cash flow hedges or net income (loss) (with an offsetting change in value for changes in the hedged item) for qualified fair value hedges and non-qualifying derivatives. To the extent that hedging relationships are highly effective, the derivatives’ impact on operations is limited to payments and receipts of periodic coupons.

•

Under SAP, embedded derivatives are carried consistently with the host instruments. Under U.S. GAAP, the embedded derivatives that are not clearly and closely related to the host are bifurcated and accounted for like any other free-standing derivative.

•

Interest maintenance reserve (“IMR”) represents the deferral of interest related realized gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives which are amortized into operations over the remaining life of the investment sold under SAP. No such reserve is required under U.S. GAAP.

F-10

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

•

Asset valuation reserve (“AVR”) represents a contingency reserve for credit related risk on most invested assets of the Company, and is charged to statutory surplus under SAP. No such reserve is required under U.S. GAAP, but mortgage loans are recorded net of allowances for estimated uncollectible amounts.

•

Certain assets, principally furniture, equipment, prepaid expenses, agents’ balances, and certain deferred tax assets have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus under SAP. Under U.S. GAAP, such amounts are carried with an appropriate valuation allowance, when necessary.

•

Intangible assets such as present value of future profits and other adjustments, resulting from the Company’s acquisitions, are not recorded under SAP. Intangible assets such as goodwill are recorded under SAP and amortized. Under U.S. GAAP, the present value of future profits is recorded and amortized and goodwill is recorded at cost and tested for impairment using a fair value methodology at least annually.

•

Under SAP, a provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers with the change credited or charged to unassigned statutory surplus. In addition, any amounts over due by 90 days are nonadmitted. Under U.S. GAAP, an allowance is established for expected credit losses for reinsurance balances with any changes to this allowance reflected in operations for the period.

•

Under SAP, aggregate reserves for a majority of life insurance and fixed annuity products are based on statutory mortality and interest requirements without consideration for anticipated withdrawals. Variable annuity contracts are reserved for using a prescribed principles-based approach. Reserves for long-term care insurance (“LTC”) are based on morbidity assumptions derived from the Company’s experience. Asset adequacy analysis (for which the Company uses cash flow testing) is performed annually using best estimate assumptions with provisions for adverse deviation to determine if there is adequate margin when comparing assets to all future liabilities under moderately adverse conditions. If the margin is negative, the Company would be required to record additional statutory reserves in the statutory statement of summary of operations. Under U.S. GAAP, reserves for term life insurance, life-contingent annuity, and LTC products are based on the present value of future benefits less the present value of future net premiums based on mortality, morbidity and other assumptions. Reserves for universal life insurance, term universal life insurance and non life-contingent annuity products are recognized by establishing a liability equal to the current account value of the policyholders’ contracts, with an additional reserve for certain guaranteed benefits. The U.S. GAAP liability uses best estimate cash flow assumptions, which are reviewed at least annually or more frequently if actual experience indicates a change is required. The change in the liability for future policy benefits resulting from cash flow assumption updates is recorded in the income statement.

•

Reserves are reported net of ceded reinsurance under SAP. Under U.S. GAAP, reserves relating to business in which the ceding company is not legally relieved of its liability are reported gross with an offsetting reinsurance receivable.

•

Under SAP, certain annuity contracts which do not pass through all investment gains to the contractholders are maintained in the separate accounts, whereas U.S. GAAP reports these contracts in the general account of the Company.

•

Policy acquisition costs are expensed as incurred under SAP. Under U.S. GAAP, costs that are related to the successful acquisition of new and renewal insurance policies and investment contracts are deferred and recognized on a constant-level basis.

•

Under SAP, the cumulative effect of changes in accounting principles are recorded as increases or decreases in statutory surplus. Under U.S. GAAP, cumulative effects of changes in accounting principles generally affect equity and net income (loss).

•

Under SAP, premiums of universal life insurance and deferred annuity contracts, including policy charges, are recorded as revenue when received. Under U.S. GAAP, policy charges are recorded as revenue when due, and the premiums are recorded as policyholder account balances.

•

Under SAP, Federal income taxes are provided for in the Company’s estimated current and deferred tax liability. Income taxes incurred include current year estimates of Federal income taxes due or refundable, based on tax returns

F-11

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

for the current year and all prior years to the extent not previously provided. Deferred taxes are provided for differences between the financial statement basis and the tax basis of assets and liabilities. Changes in deferred tax assets (“DTA”) and deferred tax liabilities (“DTL”) are recognized as a separate component of gains and losses in statutory unassigned surplus, while under U.S. GAAP, these changes are included in income tax expense or benefit. Under U.S. GAAP and SAP, gross DTAs are reduced by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized. The remaining adjusted gross DTA not meeting certain criteria outlined in SSAP No. 101, Income Taxes, are not admitted for SAP.

•

The Statutory Statements of Cash Flow differs in certain respects from the presentation required by U.S. GAAP, including the presentation of the changes in cash, cash equivalents and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities of one year or less at the time of acquisition. For statutory purposes, there is no reconciliation between net income (loss) and cash from operations.

•	SAP does not require the presentation of a Statement of Comprehensive Income; however, U.S. GAAP does require a Statement of Comprehensive Income.

(e) Recognition of Revenue and Related Expenses

Scheduled life and accident and health insurance premiums and annuity considerations are recognized as revenue when due from policyholders with an unearned premium reserve provided for amounts unearned at the valuation date. Premiums and fund deposits for universal life insurance and single premium contracts are recognized as revenue when collected. Benefits, surrenders and withdrawals are expensed as incurred. All acquisition costs and maintenance expenses are charged to operations as incurred.

(f) Investments

Investments in bonds are generally stated at amortized cost except for bonds where the NAIC designation has fallen to six and the fair value has fallen below amortized cost, in which case they are carried at fair value. Amortization of mortgage-backed and asset-backed bonds is based on anticipated prepayments at the date of purchase with significant changes in estimated cash flows from original purchase assumptions recognized using a retrospective method. Amortization is accounted for using a method that approximates the scientific interest method. Prepayment assumptions for mortgage-backed and asset-backed bonds are based on internal estimates.

Investments in common stocks of unaffiliated companies are carried at fair value. Investments in common stocks of subsidiary controlled and affiliated (“SCA”) insurance companies are carried at the Company’s proportionate share of the audited statutory capital and surplus of the entity. Noninsurance SCAs are carried at the audited U.S. GAAP equity of the investee, adjusted for unamortized goodwill. Changes in the proportionate share of equity of such subsidiaries are recorded as unrealized gains and losses. Dividends from subsidiaries are recorded as net investment income when paid.

Investments in preferred stocks are carried at fair value.

Investments in short-term investments (maturity dates of one year or less from the acquisition date) are stated at amortized cost, which approximates fair value due to their short-term maturity. Money market funds are stated at fair value and classified as cash equivalents.

The Company regularly evaluates securities, excluding loan-backed and structured securities, in an unrealized loss position for other-than-temporary impairments (“OTTI”). For these securities, the Company considers all available information relevant to the collectability of the securities, including information about past events, current conditions, and reasonable and supportable forecasts, when developing the estimate of cash flows expected to be collected. When it is determined that an impairment is other than temporary because the Company has made a decision to sell the security at an

F-12

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

amount below its carrying value, or it is probable that the Company will not collect all amounts due based on the contractual terms of the security, the Company will recognize that an OTTI has occurred and record a realized loss equal to the difference between the security’s carrying value and its fair value.

For loan-backed and structured securities, the Company also utilizes performance indicators of the underlying assets including defaults or delinquency rates, loan to collateral value ratios, third-party credit enhancements, current levels of subordination, collateral vintage and other relevant characteristics of the underlying assets or the security to develop its estimate of cash flows. Estimating the expected cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources. When it is determined that an impairment is other than temporary because it is probable that the Company will not collect all amounts due based on the contractual terms of the security, even if the Company has no intent to sell and has the intent and ability to hold to recovery, the Company will recognize a realized loss equal to the difference between the carrying value of the security and the present value of the expected cash flows. Under circumstances whereby the Company has the intent to sell or does not have the ability and intent to hold to recovery, the security is impaired to its fair value.

In addition, for certain asset-backed securities in an unrealized loss position, management also evaluates whether it has the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

Investments in real estate are stated at depreciated cost. As of December 31, 2024 and 2023, the Company’s investment in real estate consisted of properties occupied by the Company of $11.5 and $11.0, respectively. On September 16, 2022, the Company sold land located in Lynchburg, Virginia to the City of Lynchburg for a purchase price of $2.4. As a result of the sale, the Company recorded a pre-tax gain of $1.8.

Newco, a noninsurance subsidiary, owns and leases certain properties occupied by the Company and its affiliates.

Mortgage loans are stated at principal amounts outstanding, net of discounts, premiums, and valuation allowances. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Premiums and discounts are amortized as level yield adjustments over the respective loan terms.

GNWLAAC RE, a noninsurance subsidiary, at times owns certain mortgage loans contributed by the Company. GNWLAAC RE will take possession of real estate through, or in lieu of, foreclosure on its loans. The transfers are recorded at the lower of book value or fair value at the date of transfer. GNWLAAC RE was nonadmitted as of December 31, 2024 and 2023.

Impaired loans are defined by SSAP No. 37, Mortgage Loans, as loans for which it is probable that the Company will be unable to collect all amounts due according to original contractual terms of the loan agreement. In determining whether it is probable that the Company will be unable to collect all amounts due, the Company considers current payment status, debt service coverage ratios, occupancy levels and current loan-to-value. For individually impaired loans, the Company records an impairment charge when it is probable that a loss has occurred. Impaired loans are carried on a non-accrual status. Loans are placed on non-accrual status when, in management’s opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due. Income on impaired loans is not recognized until the loan is sold or the cash received exceeds the carrying amount recorded.

Investments in joint ventures, partnerships or limited liability companies are stated based on the underlying audited U.S. GAAP equity adjusted for any unamortized goodwill. Changes in the proportionate share of these investments are recorded as unrealized gains and losses. The cost basis and carrying value of joint ventures and limited partnership investments are adjusted for impairments in value deemed to be other than temporary, with associated realized loss reported in net income (loss).

F-13

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

Realized investment gains and losses, determined on a specific identification basis and recorded on the trade date, are reduced by amounts transferred to IMR and are reflected as an element of net income (loss), net of related tax. For bonds carried at fair value, the difference between amortized cost and fair value is reflected as unrealized gains and losses on investments in unassigned surplus. Changes in fair values of common stocks, preferred stocks and changes in statutory equity of subsidiaries are reflected as unrealized gains and losses on investments in unassigned surplus.

The Company may from time to time participate in a program managed by an unaffiliated financial institution in which it lends securities to brokers or other parties. The Company receives collateral for the loaned securities which can consist of cash or government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. Currently, the Company only accepts cash collateral from borrowers under the program. As of December 31, 2024 and 2023, there were no loaned securities or collateral held.

Sales of securities to affiliates are considered economic transactions and are accounted for at fair value, with interest related gains and losses transferred to IMR.

(g) Fair Value Measurements

The Company may from time to time hold certain long-term bonds, common and preferred stocks, derivatives, securities held as collateral, and separate account assets which are carried at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect a view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. All assets carried or disclosed at fair value are classified and disclosed in one of the following three categories:

•	Level 1 — Quoted prices for identical instruments in active markets.

•

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

•	Level 3 — Instruments whose significant value drivers are unobservable.

Level 1 primarily consists of separate account assets and financial instruments whose value is based on quoted market prices such as actively traded equity securities and actively traded mutual fund investments.

Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable information, in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate bonds; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rate swaps.

Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. In limited instances, this category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid bonds and preferred stocks, and certain derivative instruments where the Company cannot corroborate the significant valuation inputs with market observable data.

F-14

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

As of each reporting period, all assets and liabilities recorded or disclosed at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value from including a particular input. The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.

The valuation of financial futures is based on the closing exchange prices. Accordingly, these financial futures are classified as Level 1.

The valuation of equity index options is determined using an income approach. The primary inputs into the valuation are forward interest rate volatility and a time value component associated with the optionality in the derivative, which are considered significant unobservable inputs in most instances. The equity index volatility surface is determined based on market information that is not readily observable and is developed based upon inputs received from several third-party sources. Accordingly, these options are classified as Level 3.

The valuation of cross currency swaps is determined using an income approach. The primary inputs into the valuation represent the forward interest rate swap curve and foreign currency exchange rates, both of which are considered an observable input, and results in the derivative being classified as Level 2.

The valuation of bond purchase commitments is determined using an income approach. The primary inputs into the valuation represent current bond prices and interest rates, as well as an estimate of the cost of counterparty financing to acquire and carry the bond during the forward period. The estimated cost of counterparty financing is not readily observable and is developed based upon an assumed spread; accordingly, these derivatives are classified as Level 3.

The fair value of the majority of separate account assets is based on the quoted price of the underlying fund investments and, therefore, represents Level 1 pricing. The remaining separate account assets represent Level 2 pricing, as defined above.

(h) Investment Income Due and Accrued

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds in default and (b) bonds delinquent more than 90 days or where collection of interest is improbable. As of December 31, 2024 and 2023, the Company’s nonadmitted investment income due and accrued was zero.

(i) Nonadmitted Assets

Certain assets, principally furniture, equipment, agents’ debit balances, certain amounts related to investments in or near default, prepaid expenses, and certain deferred income tax assets have been designated as nonadmitted assets and are excluded from assets by a charge to statutory surplus. Changes in these nonadmitted assets are presented as changes in unassigned surplus.

(j) Aggregate Reserves and Liability for Deposit-Type Contracts

Policy reserves on non-variable annuity and supplementary contracts are calculated using the Commissioners’ Annuity Reserve Valuation Method. The valuation interest assumptions follow the Standard Valuation Law and vary by the contracts’ characteristics and their issue year.

Variable annuity reserves follow the reserve requirements prescribed in the NAIC Valuation Manual-21: Requirements for Principle-Based Reserves for Variable Annuities.

F-15

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

Policy reserves on life insurance contracts are based on statutory mortality and valuation interest rates using the Commissioner’s Reserve Valuation Method without consideration of withdrawals. The valuation interest and mortality assumptions follow the Standard Valuation Law and vary by the contracts’ characteristics and their issue year.

Valuation methods provide, in the aggregate, reserves that are greater than or equal to the minimum guaranteed policy cash values or the amount required by law.

Accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using specified statutory interest rates and mortality. Morbidity assumptions are based on Company experience.

Liability for deposit-type contracts represents contracts without significant mortality or morbidity risk. Payments received from sales of deposit-type contracts are recognized by providing a liability equal to the current value of the policyholders’ contracts. Interest rates credited to these contracts are based on the applicable terms of the respective contract.

(k) Liability for Policy and Contract Claims

The liability for policy and contract claims represents the amount needed to provide for the estimated cost of settling due and unpaid claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for payments of claims that have been reported to the insurer, and claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the liability are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses greater or less than the liability for policy and contract claims provided.

(l) Interest Maintenance Reserve

IMR represents the deferral of interest-related realized capital gains and losses, net of tax, on primarily fixed maturity investments and interest rate derivatives. These gains and losses are amortized into income (loss) on a level yield method, based on statutory factor tables over the estimated remaining life of the investment sold or called.

(m) Asset Valuation Reserve

AVR is a contingency reserve for credit-related losses on most investments and is recorded as a liability through a charge to statutory surplus. The reserve is calculated based on credit quality using factors provided by the NAIC.

(n) Federal Income Taxes

The Company determines DTAs and/or DTLs by multiplying the differences between the statutory financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change in law. The effect on deferred taxes of a change in tax rates is recognized in unassigned deficit in the period that includes the enactment date. Valuation allowances on DTAs are estimated based on the Company’s assessment of the realizability of such amounts.

(o) Reinsurance

Premiums, commissions, expense reimbursement, claim, and claim adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies.

F-16

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

A liability has been provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of domicile and is included in reinsurance in unauthorized companies. Changes in this liability are reported directly in unassigned surplus.

Policy and contract liabilities ceded have been reported as reductions to the related reserves.

(p) Guaranty Association Assessments

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business. See Note 7(b).

(q) Electronic Data Processing (“EDP”) Equipment and Software

EDP equipment and operating software are admitted assets to the extent they do not exceed 3% of capital and surplus (as adjusted for certain fixed assets and intangible assets) and are depreciated over three years on a straight line basis. As of December 31, 2024 and 2023, EDP equipment and operating and non-operating software totaled $0.1 (net of accumulated depreciation of $113.8) and $0.5 (net of accumulated depreciation of $113.4), respectively. For the years ended December 31, 2024, 2023 and 2022, total depreciation expense for EDP equipment and operating software was $0.3, $0.3 and $0.5, respectively, and non-operating software was $2.2, $2.9 and $3.5, respectively.

(r) Derivative Instruments

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are valued and reported consistently with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge shall be valued at fair value with the changes in fair value recorded as unrealized gains and losses in statutory surplus.

The Company uses cross currency swaps, equity index options, bond purchase commitments, and financial futures for hedging. Interest rate futures are used to reduce market risks from changes in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities. Equity index options and equity futures are used to hedge the equity market risks that are part of some of the Company’s annuity liabilities. Bond purchase commitments are used to lock in prices of future bond purchases.

The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

Cross currency swaps and bond purchase commitments that qualify for hedge accounting are carried at amortized cost while non-qualifying equity options and financial futures are carried at fair value with changes in fair value recorded in statutory surplus. Realized investment gains and losses from derivatives that qualify for hedge accounting are reduced by amounts transferred to IMR and are reflected as an element of investment income, net of investment and interest expenses. Any fees associated with swaps are held in surplus and the full fee amount will be recognized in income at the time of termination.

The Company reports net cash flows from the purchase or termination of derivative instruments as cash flows from investing activities in the Statutory Statements of Cash Flow.

F-17

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

(s) Experience Refunds

Experience refunds are calculated in accordance with the applicable reinsurance agreements. Experience refunds are primarily determined by claims experience on the ceded blocks, in addition to numerous factors that include profitability of the Company during the period covered by the refund and capitalization levels of the Company.

(t) Going Concern

The Company’s management does not have any doubts about the Company’s ability to continue as a going concern within one year from the date the statutory financial statements were issued.

(u) Accounting Changes

In March 2023, the NAIC adopted modifications to SSAP No. 34, Investment Income Due and Accrued, effective December 31, 2023. The modifications require additional disclosures related to gross, non-admitted and admitted amounts for interest income due and accrued, deferred interest, and paid-in-kind (“PIK”) interest. See Note 2.

In August 2022, the NAIC adopted Actuarial Guideline LIII, Application of the Valuation Manual for Testing the Adequacy of Life Insurer Reserves (“AG 53”), which was effective December 31, 2022. AG 53 provides uniform guidance and clarification of the requirements for the appropriate support of certain assumptions for the asset adequacy analysis performed by life insurers. The adoption of AG 53 did not have an impact on the Company’s financial statements.

(v) Accounting Pronouncements Not Yet Adopted

In August 2023, the NAIC revised SSAP No. 26, Bonds and SSAP No. 43, Asset-Backed Securities, effective January 1, 2025. The revisions adopt a principles-based bond definition for determining the investments eligible for bond accounting and reporting as issuer credit obligations and asset-backed securities and expand disclosure requirements. The Company will adopt the revised guidance for periods starting on January 1, 2025, and does not expect this adoption to have a material impact on its financial statements but will require expanded annual disclosures.

(w) Correction of Error

During 2022, the Company recorded a prior period correction related to historical reinsurance impacts on cross-entity term conversions. To record this correction, the Company recorded a reinsurance recoverable from GLIC of $25.0 and decreased net deferred tax assets by $5.3, with an offsetting decrease of $19.7 to unassigned deficit, in accordance with SSAP No. 3, Accounting Changes and Corrections of Errors. See Notes 5 and 16 for additional information.

F-18

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

(2)	Investments

(a) Bonds and Preferred and Common Stocks

As of December 31, 2024 and 2023, the carrying value, gross unrealized gains and losses, and fair value of the Company’s bonds and preferred and common stocks, excluding stocks of affiliates, were as follows:

	2024
		Gross unrealized gains		Gross unrealized losses
	Carrying value	Not OTTI	OTTI	Not OTTI	OTTI	Fair value
Bonds:
U.S. government and U.S. government agencies	$536.0	$0.7	$—	$ (90.2)	$—	$446.5
All other governments	149.3	0.9	—	(21.8)	—	128.4
States, territories, and possessions	100.7	0.3	—	(2.3)	—	98.7
Special revenue and special assessment obligations	322.1	5.7	—	(27.9)	—	299.9
Industrial and miscellaneous	6,767.6	50.3	—	(733.2)	—	6,084.7
Bank loans — industrial and miscellaneous	8.8	—	—	—	—	8.8
Residential mortgage-backed	317.6	1.4	—	(21.8)	—	297.2
Commercial mortgage-backed	398.7	—	—	(83.2)	—	315.5
Other asset-backed and structured securities	187.8	0.7	—	(4.3)	—	184.2
Hybrids	20.3	0.5	—	(0.1)	—	20.7

Total bonds	8,808.9	60.5	—	(984.8)	—	7,884.6
Preferred and common stocks — nonaffiliates	80.5	1.0	—	—	—	81.5

Total bonds and preferred and common stocks	$8,889.4	$61.5	$—	$(984.8)	$—	$7,966.1

	2023
		Gross unrealized gains		Gross unrealized losses
	Carrying value	Not OTTI	OTTI	Not OTTI	OTTI	Fair value
Bonds:
U.S. government and U.S. government agencies	$482.5	$20.2	$—	$ (49.9)	$—	$452.8
All other governments	128.9	3.7	—	(15.8)	—	116.8
States, territories, and possessions	116.2	2.8	—	(0.9)	—	118.1
Special revenue and special assessment obligations	330.7	10.0	—	(21.5)	—	319.2
Industrial and miscellaneous	7,038.4	121.7	—	(572.7)	—	6,587.4
Residential mortgage-backed	348.2	2.7	—	(20.0)	—	330.9
Commercial mortgage-backed	456.9	—	—	(83.6)	—	373.3
Other asset-backed and structured securities	252.6	0.2	—	(7.7)	—	245.1
Hybrids	44.6	0.6	—	(0.3)	—	44.9

Total bonds	9,199.0	161.9	—	(772.4)	—	8,588.5
Preferred and common stocks — nonaffiliates	59.7	—	—	—	—	59.7

Total bonds and preferred and common stocks	$9,258.7	$161.9	$—	$(772.4)	$—	$8,648.2

Gross unrealized losses in the tables above include declines in the fair value of certain bonds below carrying value, where an OTTI has not occurred as the Company does not intend to sell, has the intent and ability to retain the investment for

F-19

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

a period of time sufficient to recover the entire amortized cost basis of the investment and otherwise expects to recover the entire amortized cost basis of the investment. In addition, gross unrealized losses include declines in the fair value below the carrying value for certain bonds that have been other-than-temporarily impaired and were written down to their discounted estimated future cash flows, which were greater than their fair value, as the Company does not expect to recover the entire amortized cost basis of these bonds based on its estimate of future cash flows to be collected, despite not having the intent to sell and having the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

As of December 31, 2024, the scheduled contractual maturity distribution of the bond portfolio was as follows:

	2024
	Carrying value	Fair value
Due in one year or less	$307.6	$306.8
Due after one year through five years	921.0	909.5
Due after five years through ten years	1,164.5	1,098.5
Due after ten years	5,511.7	4,772.9

Subtotals	7,904.8	7,087.7
Residential mortgage-backed	317.6	297.2
Commercial mortgage-backed	398.7	315.5
Other asset-backed structured securities	187.8	184.2

Totals	$8,808.9	$7,884.6

Actual and expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders with a statement value of $7.5 and $7.8 as of December 31, 2024 and 2023, respectively.

As of December 31, 2024 and 2023, approximately 76.8% and 76.5%, respectively, of the Company’s long-term bond portfolio was composed of security issues in the industrial and miscellaneous category, the vast majority of which are rated investment grade and are senior secured bonds. The Company’s portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

As of December 31, 2024 and 2023, the Company did not hold any investments in any single issuer, other than securities issued or guaranteed by the U.S. government or money market securities, which exceeded 10% of capital and surplus.

The credit quality mix of the bond portfolio as of December 31, 2024 and 2023 was as follows. The quality ratings represent NAIC designations.

	2024		2023
	Carrying value	Percent	Carrying value	Percent
Class 1 — highest quality	$4,584.6	52.0%	$4,827.8	52.5%
Class 2 — high quality	3,921.1	44.5	4,033.5	43.8
Class 3 — medium quality	281.8	3.2	312.6	3.4
Class 4 — low quality	16.2	0.2	18.0	0.2
Class 5 — lower quality	5.2	0.1	7.0	0.1
Class 6 — in or near default	—	—	0.1	—

Totals	$8,808.9	100.0%	$9,199.0	100.0%

F-20

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

Bonds with ratings categories ranging from AAA/Aaa to BBB/Baa, as assigned by a rating service such as Standard & Poor’s Financial Services LLC or Moody’s Investors Service, Inc., are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the U.S. government or an agency thereof) are not rated, but all are considered to be investment grade securities. The NAIC regards agencies and treasuries and all A ratings as Class 1 (highest quality), BBB/Baa ratings as Class 2 (high quality), BB/Ba ratings as Class 3 (medium quality), B ratings as Class 4 (low quality), CCC/Caa ratings as Class 5 (lower quality), and CC/Ca or below ratings as Class 6 (in or near default).

There were no bonds in default as of December 31, 2024 and 2023.

(b) Common Stocks of Affiliates

The Company’s investment in common stocks of affiliates as of December 31, 2024 and 2023 included its proportionate ownership percentage as disclosed in Note 1(a), except as disclosed below. The following tables summarize data from the statutory financial statements of the Company’s insurance company subsidiaries as of and for the years ended December 31, 2024, 2023 and 2022:

	GLICNY	RLIC VI1	RLIC X1
2024
Total admitted assets	$6,849.0	$1,877.2	$879.9
Total liabilities	6,630.8	1,803.1	852.8
Total capital and surplus	218.2	74.1	27.1
Net income	4.7	100.4	28.4

2023
Total admitted assets	$7,050.7	$2,038.2	$926.6
Total liabilities	6,838.8	1,966.5	901.5
Total capital and surplus	211.9	71.7	25.1
Net income (loss)	(1.1)	80.3	13.5

2022
Total admitted assets	$7,262.1	$2,196.4	$952.2
Total liabilities	7,050.4	2,122.2	930.5
Total capital and surplus	211.7	74.2	21.7
Net income	0.3	185.8	66.8

[1]	As of December 31, 2024 and 2023, the Company carried its investment in the subsidiary at zero.

As of December 31, 2024 and 2023, the Company’s investment in GLICNY was $75.3 and $73.1, respectively.

Effective December 1, 2021, RLIC X was granted a permitted practice from the Vermont Department of Financial Regulation to record an excess of loss (“XOL”) reinsurance agreement with Hannover Life Reassurance Company of America (“Hannover”) as a gross admitted asset and as paid in surplus.

Effective December 1, 2019, RLIC VI entered into an XOL reinsurance agreement (the “RLIC VI XOL Treaty”) with Canada Life Assurance Company (“Canada Life”), operating through its Barbados branch and the Company. The Company requested and was subsequently granted effective December 1, 2019, a permitted practice from the Delaware Department of Insurance (“Delaware Department”) pursuant to Title 18, Sections 6907 and 6962 of the Delaware Insurance Code. RLIC VI is permitted to record the portion of the XOL coverage amount pursuant to the RLIC VI XOL Treaty allocable to the universal life insurance contracts as a gross admitted asset and as paid in surplus. Effective December 1, 2021, RLIC VI was granted a permitted practice from the Delaware Department whereby RLIC VI is permitted to record the portion of the XOL coverage amount pursuant to the RLIC VI XOL Treaty allocable to the term life insurance policies as a gross admitted asset and as paid in surplus.

F-21

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

The Company has an investment in Newco which is audited and fully admitted at audited U.S. GAAP equity, adjusted for goodwill, in common stock of affiliates. As of December 31, 2024 and 2023, the Company’s investment in Newco was $43.8 and $45.0, respectively. Statutory goodwill was amortized over 10 years in accordance with SSAP No. 97 and was fully amortized in 2022. The amount amortized for the year ended December 31, 2022 was $0.8.

As of December 31, 2024 and 2023, GNWLAAC RE and JAC were unaudited and nonadmitted.

(c) Mortgage Loans

As of December 31, 2024 and 2023, the Company’s mortgage loan portfolio consisted of 351 and 367, respectively, of first lien commercial mortgage loans. The loans, which were originated by the Company through a network of mortgage bankers, were made only on developed and leased properties and had a maximum loan-to-value ratio of 75% as of the date of origination. The Company does not engage in construction lending or land loans. The maximum and minimum lending rates for new mortgage loans during 2024 were 6.6% and 5.7%, respectively. All of the mortgage loans were current as of December 31, 2024 and 2023.

The Company’s mortgage loans are collateralized by commercial properties, including multi-family residential buildings. The carrying value of mortgage loans is stated at original cost net of prepayments and amortization.

The Company diversifies its mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for mortgage loans as of December 31, 2024 and 2023:

	2024		2023
Property type	Carrying value	Percent of total	Carrying value	Percent of total
Retail	$622.8	38.9%	$656.7	39.1%
Office	397.2	24.8	420.9	25.0
Industrial	380.3	23.8	403.1	24.0
Mixed use	99.4	6.2	99.4	5.9
Apartments	73.2	4.6	73.2	4.3
Other	26.5	1.7	28.2	1.7

Total principal balance	$1,599.4	100.0%	$1,681.5	100.0%

	2024		2023
Geographic region	Carrying value	Percent of total	Carrying value	Percent of total
South Atlantic	$465.1	29.1%	$468.3	27.8%
Pacific	270.8	16.9	320.6	19.1
Mountain	182.3	11.4	180.7	10.7
Middle Atlantic	166.3	10.4	164.9	9.8
West North Central	142.1	8.9	149.1	8.9
East North Central	129.6	8.1	136.1	8.1
West South Central	123.7	7.7	130.0	7.7
East South Central	72.8	4.6	81.6	4.9
New England	46.7	2.9	50.2	3.0

Total principal balance	$1,599.4	100.0%	$1,681.5	100.0%

F-22

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

Mortgage loans are considered past due when contractual payments have not been received from the borrower by the required payment date. The Company had no loans greater than 30 days past due as of December 31, 2024 and 2023. The Company had no impaired loans as of December 31, 2024 and 2023.

The following table sets forth the age analysis of mortgage loans and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement as of December 31, 2024 and 2023:

	2024			2023
	Commercial			Commercial
	Insured	All Other	Total	Insured	All Other	Total
Recorded investment (All)
Current (less than 30 days past due)	$—	$1,599.4	$1,599.4	$—	$1,681.5	$1,681.5
Interest reduced
Recorded investment	$—	$—	$—	$—	$—	$—
Number of loans	—	—	—	—	—	—
Percent reduced	—%	—%	—%	—%	—%	—%
Participant or co-lender in a mortgage loan agreement
Recorded investment	$—	$—	$—	$—	$—	$—

As of December 31, 2024 and 2023, the Company held no farm, mezzanine or residential mortgage loans.

During the years ended December 31, 2024 and 2023, the Company did not have any modifications or extensions that were considered troubled debt restructurings.

In evaluating the credit quality of mortgage loans, the Company assesses the performance of the underlying loans using both quantitative and qualitative criteria. Certain risks associated with mortgage loans can be evaluated by reviewing both the loan-to-value and debt service coverage ratios to understand both the probability of the borrower not being able to make the necessary loan payments as well as the ability to sell the underlying property for an amount that would enable the Company to recover its unpaid principal balance in the event of default by the borrower. A higher debt service coverage ratio indicates the borrower is less likely to default on the loan. The debt service coverage ratio should not be used without considering other factors associated with the borrower, such as the borrower’s liquidity or access to other resources that may result in the Company’s expectation that the borrower will continue to make the future scheduled payments. A lower loan-to-value indicates that its loan value is more likely to be recovered in the event of default by the borrower if the property was sold.

The Company monitors mortgage loan concentration by state. California is the only state exceeding 10% of the total mortgage loan portfolio. During the years ended December 31, 2024, 2023 and 2022, the Company originated $6.8, $3.8, and $28.1, respectively, in mortgage loans secured by real estate in California. As of December 31, 2024 and 2023, the Company held $160.0 and $191.3, respectively, of mortgages secured by real estate in California, which was 10.0% and 11.4%, respectively, of its total mortgage portfolio.

While the Company’s investment portfolio has exposure to the State of California, it has limited exposure to the areas impacted by the January 2025 Los Angeles wildfires. Therefore, the Company does not expect a material impact on its results of operations, nor does it believe there is a material risk to the valuation of its investment portfolio.

F-23

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

The following tables set forth the average loan-to-value of mortgage loans by property type as of December 31, 2024 and 2023:

	2024 Average loan-to-value(1)
Property type	0%-50%	51%-60%	61%-75%	76%-100%	Greater than 100%	Total
Retail	$265.0	$146.2	$211.6	$—	$—	$622.8
Office	51.9	40.1	199.6	105.6	—	397.2
Industrial	156.9	82.1	137.5	3.8	—	380.3
Mixed use	9.0	6.8	68.6	—	15.0	99.4
Apartments	39.5	3.7	30.0	—	—	73.2
Other	9.5	14.2	2.8	—	—	26.5

Total	$531.8	$293.1	$650.1	$109.4	$15.0	$1,599.4

Percent of total	33.3%	18.3%	40.7%	6.8%	0.9%	100.0%

Weighted-average debt service coverage ratio(2)	2.4	1.8	1.6	1.5	0.8	1.9

(1)

Average loan-to-value is based on the Company’s most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

(2)

Debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

	2023 Average loan-to-value(1)
Property type	0%-50%	51%-60%	61%-75%	76%-100%	Greater than 100%	Total
Retail	$214.6	$222.3	$219.8	$—	$—	$656.7
Office	81.7	45.4	286.8	7.0	—	420.9
Industrial	193.1	64.8	145.2	—	—	403.1
Mixed use	22.9	1.6	74.9	—	—	99.4
Apartments	34.0	8.4	30.8	—	—	73.2
Other	10.7	—	17.5	—	—	28.2

Total	$557.0	$342.5	$775.0	$7.0	$—	$1,681.5

Percent of total	33.1%	20.4%	46.1%	0.4%	—%	100.0%

Weighted-average debt service coverage ratio(2)	2.3	1.9	1.7	1.4	—	1.9

(1)

Average loan-to-value is based on the Company’s most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

(2)

Debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

F-24

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

The following tables set forth the debt service coverage ratio for fixed rate mortgage loans by property type as of December 31, 2024 and 2023:

	2024 Debt service coverage ratio — fixed rate(1)
Property type	Less than 1.00	1.00 – 1.25	1.26 – 1.50	1.51 – 2.00	Greater than 2.00	Total
Retail	$18.4	$15.7	$145.1	$250.2	$193.4	$622.8
Office	52.4	15.4	74.3	141.9	113.2	397.2
Industrial	—	10.3	75.6	160.0	134.4	380.3
Mixed use	27.2	23.8	17.2	28.0	3.2	99.4
Apartments	—	1.9	6.7	39.4	25.2	73.2
Other	—	14.2	2.5	2.8	7.0	26.5

Total	$98.0	$81.3	$321.4	$622.3	$476.4	$1,599.4

Percent of total	6.1%	5.1%	20.1%	38.9%	29.8%	100.0%

Weighted-average loan-to-value(2)	78.6%	58.1%	65.5%	60.2%	43.5%	57.3%

(1)

Debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

(2)

Average loan-to-value is based on the Company’s most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

	2023 Debt service coverage ratio — fixed rate(1)
Property type	Less than 1.00	1.00 – 1.25	1.26 – 1.50	1.51 – 2.00	Greater than 2.00	Total
Retail	$21.7	$18.3	$109.8	$283.4	$223.5	$656.7
Office	53.0	10.4	75.3	175.5	106.7	420.9
Industrial	10.8	1.7	27.5	151.6	211.5	403.1
Mixed use	0.8	9.2	20.9	32.0	36.5	99.4
Apartments	2.2	—	7.6	52.4	11.0	73.2
Other	—	14.6	2.9	3.4	7.3	28.2

Total	$88.5	$54.2	$244.0	$698.3	$596.5	$1,681.5

Percent of total	5.3%	3.2%	14.5%	41.5%	35.5%	100.0%

Weighted-average loan-to-value(2)	63.6%	63.8%	63.9%	58.1%	47.1%	55.5%

(1)

Debt service coverage ratio is based on “normalized” annual net operating income of the property compared to the payments required under the terms of the loan. Normalization allows for the removal of annual one-time events such as capital expenditures, prepaid or late real estate tax payments or non-recurring third-party fees (such as legal, consulting or contract fees). This ratio is evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

(2)

Average loan-to-value is based on the Company’s most recent estimate of the fair value for the underlying property as of the date indicated above. Values are evaluated at least annually and updated more frequently if necessary to better indicate risk associated with the loan.

F-25

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

As of December 31, 2024 and 2023, the Company did not have any floating rate mortgage loans.

(d) Derivative Instruments

The Company uses exchange-traded futures to reduce the market risks from changes in interest rates and equity indexes. Under exchange traded financial futures, the Company purchases or sells a futures contract on an exchange and posts variation margin to the exchange on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company accesses the exchange through regulated futures commission merchants who are members of a trading exchange.

The Company uses cross currency swaps to reduce market risks from changes in foreign currency rates and to alter interest rate exposure arising from mismatches between assets and liabilities. In a cross currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

The Company also purchases over-the-counter equity index call and put options to hedge the risk embedded in the Company’s annuity liabilities. These transactions are entered into pursuant to an International Swaps and Derivatives Association, Inc (“ISDA”) Master Agreement. The Company may make a single option premium payment to the counterparty at the inception of the transaction or a series of premium payment installations over the life of the option.

The Company uses bond purchase commitments to lock in prices of future bond purchases.

Counterparty Risk

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. The Company manages counterparty risk by transacting with multiple high-rated counterparties and uses collateral support where possible. The Company’s maximum credit exposure to derivative counterparties is limited to the sum of the net fair value of contracts with counterparties that exhibit a positive fair value net of collateral.

The current credit exposure of the Company’s derivative contracts is limited to net positive fair value owed by the counterparties, less collateral posted by the counterparties to the Company. Credit risk is managed by entering into transactions with creditworthy counterparties and requiring the posting of collateral. In many instances, new over-the-counter derivatives contracts will require both parties to post initial margin, thereby resulting in over collateralizations. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques and monitoring overall collateral held. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. As of December 31, 2024, the counterparties to all of the Company’s derivatives had a minimum credit rating of BBB+. As of December 31, 2024 and 2023, the Company held derivative counterparty collateral with fair value of zero and $3.8, respectively.

F-26

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

The table below provides a summary of the net carrying value, fair value and notional value by the type of derivative instruments held by the Company as of December 31, 2024 and 2023:

	2024			2023
Derivative type	Carrying value	Fair value	Notional value	Carrying value	Fair value	Notional value
Financial futures	$—	$—	$988.4	$—	$—	$1,120.7
Cross currency swaps	1.3	2.4	42.8	(0.3)	1.2	29.9
Equity index options	18.9	18.9	603.1	14.9	14.9	701.1
Bond purchase commitments	—	(9.7)	960.0	—	19.8	385.0

Totals	$20.2	$11.6	$2,594.3	$14.6	$35.9	$2,236.7

The financial futures, cross currency swaps, equity index options, and bond purchase commitments in the table above are presented net of their respective liabilities. The Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus present derivative assets and liabilities separately.

The Company has no amounts excluded from the assessment of hedge effectiveness for the years ended December 31, 2024, 2023 and 2022.

The Company recorded no unrealized gains or losses as of December 31, 2024 and 2023 resulting from derivatives that no longer qualify for hedge accounting.

For derivatives accounted for as cash flow hedges of a forecasted transaction:

1) As of December 31, 2024, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is 9 years; and

2) For the years ended December 31, 2024, 2023, and 2022, there were no cash flow hedges discontinued in the statement year as a result of it no longer being probable that the original forecasted transactions would occur by the end of the originally specified time period or within two months of that date.

The futures margin account recorded as part of derivative assets was zero and $1.0 as of December 31, 2024 and 2023, respectively, and the futures margin account recorded as part of derivative liabilities was $0.6 and zero as of December 31, 2024 and 2023, respectively.

The Company has no derivative contracts with financing premiums in which premium cost is paid at the end of the derivative contract or throughout the derivative contract.

Certain of the Company’s master swap agreements contain a provision that allows the counterparty to terminate derivative transactions if the risk-based capital (“RBC”) ratio of the Company goes below a certain threshold. As of December 31, 2024, the RBC ratio of the Company was above the thresholds negotiated in the applicable master swap agreements; therefore, no counterparty had rights to take action against the Company under the RBC threshold provisions.

F-27

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

(e) Net Investment Income

For the years ended December 31, 2024, 2023 and 2022, the sources of net investment income of the Company were as follows:

	2024	2023	2022
Bonds	$419.5	$439.6	$460.4
Preferred and common stocks	2.8	2.8	2.3
Mortgage loans	73.0	74.1	80.6
Contract loans	26.7	27.3	27.6
Cash, cash equivalents and short-term investments	14.7	12.6	3.0
Real estate	3.6	3.6	3.6
Other invested assets	9.0	7.9	7.8
Derivative instruments	0.4	0.4	0.0
Other	0.1	0.1	0.1

Gross investment income	549.8	568.4	585.4
Investment and interest expenses	(16.3)	(15.6)	(14.7)

Net investment income	$533.5	$552.8	$570.7

The gross, nonadmitted and admitted amounts for interest income due and accrued as of December 31, 2024 and 2023 were as follows:

Interest Income Due and Accrued	2024	2023
1. Gross	$110.6	$114.9
2. Nonadmitted	$—	$—
3. Admitted	$110.6	$114.9

There was no aggregate deferred interest as of December 31, 2024 and 2023.

The cumulative amounts of PIK interest included in the current principal balance as of December 31, 2024 and 2023 were $65.9 and $59.8, respectively.

The number of CUSIPs sold, redeemed or otherwise disposed as a result of a callable feature and the aggregate amount of investment income (loss) generated as a result of a prepayment penalty and/or accelerations fees for the years ended December 31, 2024, 2023 and 2022 were as follows:

	2024		2023		2022
	General account	Separate account	General account	Separate account	General account	Separate account
(1) Number of CUSIPS	17	—	9	—	22	—
(2) Aggregate amount of investment income (loss)	$(1.4)	$—	$(0.4)	$—	$3.4	$—

F-28

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

For the years ended December 31, 2024, 2023 and 2022, proceeds and gross realized capital gains and losses resulting from sales, maturities, impairments, or other redemptions of investment securities were as follows:

	2024	2023	2022
Proceeds from sales, maturities or other redemptions of bonds	$1,151.9	$827.1	$848.4

Gross realized capital:
Gains on sales	$72.5	$40.5	$83.9
Losses on sales	(163.7)	(173.8)	(166.8)

Net realized gains (losses) on sales	(91.2)	(133.3)	(82.9)
Impairment losses	(0.8)	—	—

Subtotal	(92.0)	(133.3)	(82.9)
Federal income tax provision	3.7	3.8	(1.0)
Transfers to IMR, net of tax	8.9	9.9	0.4

Realized capital losses, net	$(79.4)	$(119.6)	$(83.5)

(f) Impairment of Investment Securities

The evaluation of OTTI is subject to risks and uncertainties and is intended to determine the appropriate amount and timing for recognizing an impairment charge. The assessment of whether such impairment has occurred is based on management’s best estimate of the cash flows to be collected at the individual security level. The Company regularly monitors its investment portfolio to ensure that securities that may be other-than-temporarily impaired are identified in a timely manner and that any impairment charges are recognized in the proper period.

The Company recognizes OTTI on loan-backed and structured securities in an unrealized loss position when one of the following circumstances exists:

•	The Company does not expect full recovery of the amortized cost based on its estimate of cash flows expected to be collected;

•	The Company intends to sell a security; or

•	The Company does not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis of the investment.

As of December 31, 2024, the Company had no loan-backed securities which recognized OTTI.

As of December 31, 2024, the Company had no loan-backed securities with recognized OTTI where it had the intent to sell or did not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

While the OTTI model for debt securities generally includes fixed maturity securities, there are certain hybrid securities that are classified as fixed maturity securities where the application of a debt impairment model depends on whether there has been any evidence of deterioration in credit of the issuer. Under certain circumstances, evidence of deterioration in credit of the issuer may result in the application of the equity impairment model.

For equity securities, the Company recognizes an impairment charge in the period in which the Company determines that the security will not recover to book value within a reasonable period. The Company determines what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to it, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. The Company measures OTTI based upon the difference between the amortized cost of a security and its fair value.

F-29

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

The following table presents the gross unrealized losses and fair value of the Company’s investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2024:

	2024
	Less Than 12 Months			12 Months or More
Description of securities	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities
Fixed maturity securities:
U.S. governments and U.S. government agencies	$259.8	$(19.2)	12	$167.0	$(71.0)	13
All other governments	53.3	(2.9)	28	62.8	(18.9)	15
States, territories and possessions	57.4	(1.3)	14	5.3	(1.0)	7
Special revenue and special assessment obligations	80.1	(2.6)	17	146.9	(25.3)	39
Industrial and miscellaneous	999.4	(34.0)	256	3,666.1	(699.2)	811
Bank loans-industrial and miscellaneous	1.2	—	3	—	—	—
Residential mortgage-backed	55.7	(1.1)	31	160.1	(20.7)	64
Commercial mortgage-backed	1.5	—	3	314.0	(83.2)	66
Other asset-backed and structured securities	15.4	(0.1)	5	106.6	(4.2)	34
Hybrids	9.2	(0.1)	2	5.0	—	1

Total fixed maturity securities	1,533.0	(61.3)	371	4,633.8	(923.5)	1,050

Total equity securities	2.0	—	1	8.4	(0.4)	1

Total temporarily impaired securities	$1,535.0	$(61.3)	372	$4,642.2	$(923.9)	1,051

% below cost — fixed maturity securities:
<20% below cost	$1,516.6	$(56.6)	368	$3,267.8	$(383.6)	753
20-50% below cost	16.4	(4.7)	3	1,364.8	(538.6)	295
>50% below cost	—	—	—	1.2	(1.3)	2

Total fixed maturity securities	1,533.0	(61.3)	371	4,633.8	(923.5)	1,050

% below cost — equity securities:
<20% below cost	2.0	—	1	8.4	(0.4)	1
20-50% below cost	—	—	—	—	—	—
>50% below cost	—	—	—	—	—	—

Total equity securities	2.0	—	1	8.4	(0.4)	1

Total temporarily impaired securities	$1,535.0	$(61.3)	372	$4,642.2	$(923.9)	1,051

Investment grade — fixed maturity securities	$1,486.2	$(58.9)	347	$4,443.7	$(895.1)	1,002
Below investment grade — fixed maturity securities	46.8	(2.4)	24	190.1	(28.4)	48
Investment grade — equity securities	2.0	—	1	—	—	—
Below investment grade — equity securities	—	—	—	8.4	(0.4)	1

Total temporarily impaired securities	$1,535.0	$(61.3)	372	$4,642.2	$(923.9)	1,051

Based on a qualitative and quantitative review of the issuers of the securities in the table above, the Company believes the decline in fair value was largely due to increased interest rates since purchase and was not indicative of credit losses. The issuers continue to make timely principal and interest payments. For all securities in an unrealized loss position, the

F-30

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

Company expects to recover the amortized cost based on its estimate of the amount and timing of cash flows to be collected. The Company does not intend to sell nor does it expect that it will be required to sell these securities prior to recovering its amortized cost.

The following table presents the gross unrealized losses and fair value of the Company’s investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position as of December 31, 2023:

	2023
	Less Than 12 Months			12 Months or More
Description of securities	Fair value	Gross unrealized losses	Number of securities	Fair value	Gross unrealized losses	Number of securities
Fixed maturity securities:
U.S. governments and U.S. government agencies	$9.7	$(0.1)	2	$177.2	$(49.8)	12
All other governments	1.6	—	1	84.8	(15.8)	20
States, territories and possessions	15.6	(0.1)	3	12.0	(0.8)	9
Special revenue and special assessment obligations	29.3	(0.3)	8	156.5	(21.2)	43
Industrial and miscellaneous	263.1	(5.3)	56	4,275.6	(567.4)	928
Residential mortgage-backed	25.5	(0.3)	13	174.9	(19.7)	69
Commercial mortgage-backed	8.0	(0.3)	3	365.3	(83.3)	75
Other asset-backed and structured securities	—	—	—	228.8	(7.7)	64
Hybrids	7.8	—	1	10.4	(0.3)	4

Total fixed maturity securities	360.6	(6.4)	87	5,485.5	(766.0)	1,224

Total equity securities	7.8	(1.0)	1	4.9	(0.1)	2

Total temporarily impaired securities	$368.4	$(7.4)	88	$5,490.4	$(766.1)	1,226

% below cost — fixed maturity securities:
<20% below cost	$360.6	$(6.4)	87	$4,518.0	$(421.3)	1,032
20-50% below cost	—	—	—	965.5	(341.7)	191
>50% below cost	—	—	—	2.0	(3.0)	1

Total fixed maturity securities	360.6	(6.4)	87	5,485.5	(766.0)	1,224

% below cost — equity securities:
<20% below cost	7.8	(1.0)	1	4.9	(0.1)	2
20-50% below cost	—	—	—	—	—	—
>50% below cost	—	—	—	—	—	—

Total equity securities	7.8	(1.0)	1	4.9	(0.1)	2

Total temporarily impaired securities	$368.4	$(7.4)	88	$5,490.4	$(766.1)	1,226

Investment grade — fixed maturity securities	$347.2	$(6.3)	82	$5,227.4	$(737.7)	1,150
Below investment grade — fixed maturity securities	13.4	(0.1)	5	258.1	(28.3)	74
Investment grade — equity securities	—	—	—	4.9	(0.1)	2
Below investment grade — equity securities	7.8	(1.0)	1	—	—	—

Total temporarily impaired securities	$368.4	$(7.4)	88	$5,490.4	$(766.1)	1,226

F-31

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

(g) Sub-prime Mortgage Related Risk

Fair Isaac Company (“FICO”) developed the FICO credit-scoring model to calculate a score based upon a borrower’s credit history. FICO credit scores are used as one indicator of a borrower’s credit quality. The higher the credit score, the lower the likelihood that a borrower will default on a loan. FICO credit scores range up to 850, with a score of 620 or more generally viewed as a “prime” loan and a score below 620 generally viewed as a “sub-prime” loan. “A minus” loans generally are loans where the borrowers have FICO credit scores between 575 and 660, and where the borrower has a blemished credit history.

As of December 31, 2024, the Company did not hold any direct investments in sub-prime or Alt-A mortgage loans. Alt-A mortgage loans are loans considered alternative or low documentation loans.

The Company did not have any direct exposure in other investments with underlying sub-prime or Alt-A related risk as of December 31, 2024.

The Company did not have any underwriting exposure to sub-prime or Alt-A mortgages as of December 31, 2024.

(h) Restricted Assets

The following table sets forth restricted assets including pledged assets held by the Company as of December 31, 2024 and 2023:

	Gross (admitted and nonadmitted) restricted						Percentage
	2024
Restricted asset category	Total general account	Total separate account restricted assets	Total	Total from 2023	Increase/ (decrease)	Total 2024 admitted restricted	Gross (admitted and nonadmitted) restricted to total assets	Admitted restricted to total admitted assets
Federal Home Loan Bank (“FHLB”) capital stock	$14.4	$—	$14.4	$17.1	$(2.7)	$14.4	0.1%	0.1%
On deposit with states	7.5	—	7.5	7.8	(0.3)	7.5	—	—
Pledged as collateral:
Derivatives	143.9	—	143.9	143.9	—	143.9	0.9	0.9
Reinsurance trust	1,275.2	—	1,275.2	1,235.3	39.9	1,275.2	7.6	7.8
FHLB agreements	186.7	—	186.7	200.7	(14.0)	186.7	1.1	1.1

Total restricted assets	$1,627.7	$—	$1,627.7	$1,604.8	$22.9	$1,627.7	9.7%	9.9%

There were no general account restricted assets, including pledged assets, supporting separate account activity as of December 31, 2024 and 2023.

As of December 31, 2024 and 2023, the Company held no other restricted assets.

There was no collateral received and reflected as assets within the Company’s financial statements as of December 31, 2024 and 2023.

F-32

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

(i) 5GI Securities

The table below presents 5GI securities held as of December 31, 2024 and 2023:

	Number of 5GI Securities		Aggregate BACV		Aggregate fair value
Investments	2024	2023	2024	2023	2024	2023
(1) Bonds — AC	1	—	$0.7	$—	$0.7	$—
(2) Loan-backed & Structured Securities — AC	—	—	—	—	—	—
(3) Preferred Stock — AC	—	—	—	—	—	—
(4) Preferred Stock — FV	1	1	0.5	0.5	0.5	0.5

(5) Total (1+2+3+4)	2	1	$1.2	$0.5	$1.2	$0.5

AC — Amortized cost    FV — Fair value    BACV — Book adjusted carry value

(3) Aggregate Reserves

As of December 31, 2024 and 2023, the following table summarizes the aggregate reserves and weighted-average interest rate assumptions for the Company:

	2024		2023
Line of business	Amount	Interest rates	Amount	Interest rates
Individual life:
Traditional	$467.6	3.9%	$503.9	4.1%
Universal	5,296.2	4.3%	5,311.6	4.3%
Supplementary contracts with life contingencies	121.2	3.9%	117.3	3.6%

Total individual life	5,885.0		5,932.8

Group life	13.3	4.4%	13.9	4.4%

Total life	5,898.3		5,946.7

Annuities:
Individual annuities:
Immediate	819.5	5.8%	883.6	5.8%
Deferred	815.3	4.3%	990.6	4.3%
Variable	51.7	3.7%	55.9	3.4%

Total individual annuities	1,686.5		1,930.1

Group annuities:
Other group annuities	22.0	6.3%	26.1	6.4%

Total annuities	1,708.5		1,956.2

Accidental death benefits	0.4	3.0%	0.4	3.0%
Disability:
Active lives	6.6	4.3%	7.3	4.3%
Disabled lives	66.9	3.6%	61.8	3.7%

Total disability	73.5		69.1

F-33

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

	2024		2023
Line of business	Amount	Interest rates	Amount	Interest rates
Other reserves	$1,337.7	3.9%	$1,504.1	3.9%
Accident and health:
Individual	0.3	3.3%	0.4	3.4%

Total accident and health	0.3		0.4

Total life, annuities, and accident and health aggregate reserves	9,018.7		9,476.9

Deposit-type funds:
Supplementary contracts without life contingencies	236.9	2.8%	274.4	2.7%
Other deposit-type funds	100.8	3.1%	157.6	2.5%

Total deposit-type funds	337.7		432.0

Total aggregate reserves and deposit-type funds	$9,356.4		$9,908.9

Liabilities for life insurance products are based on the AE, AM (5), 41 CSO, 41 STD IND, 58 CSO, 58 CET, 61 CIET, 61 CSI, 80 CSO, 80 CET, 2001 CSO, or 2017 CSO mortality tables. Liabilities for most annuities used the a-1949, 51 GAM, 71 IAM, 71 GAM, 83 GAM, 83a, 94 GAR, 37SA, 2012 IAR, 2012 IAM Basic, or a-2000 mortality tables.

As of December 31, 2024 and 2023, the Company had $805.8 and $891.3, respectively, of additional statutory reserves resulting from updates to its asset adequacy testing assumptions for universal life insurance products with secondary guarantees related to Actuarial Guideline XXXVIII (“AG38”) section 8.D.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the end of the month of death. There were $0.4 in reserves for surrender values in excess of reserves otherwise required as of December 31, 2024 and 2023.

Additional premiums or charges apply for policies issued on substandard lives according to underwriting classifications. The substandard extra reserve held on such policies was either one-half of the annual gross extra premiums or one-twenty-fourth of the annual valuation cost of insurance, adjusted for the substandard ratings on the policy.

The reserve for substandard structured settlements policies is based on a flat extra mortality rate calculated at issue to produce the life expectancy determined during the underwriting process.

The reserve for substandard immediate annuities issued in 2005 and later, other than structured settlement policies, is based on a standard mortality plus a flat extra mortality rate calculated at issue to produce the present value of future benefits using the rated age determined during the underwriting process.

As of December 31, 2024 and 2023, the Company had $20,428.6 and $21,105.5, respectively, of insurance in-force for which the future guaranteed maximum gross premiums were less than the future net premiums according to the standard of valuation set by the Virginia Bureau. Reserves to cover the above insurance totaled $259.0 and $267.2, respectively, as of December 31, 2024 and 2023 and are reported in aggregate reserves — life and annuity contracts.

For certain interest sensitive life and immediate annuity reserves, tabular interest has been determined from basic data. The tabular interest for all other lines of business has been determined by formula as described in the NAIC instructions. For certain interest sensitive life reserves, tabular cost has been determined from basic data. Tabular cost for all other lines of business and tabular less actual reserve released have been determined by formula as described in the NAIC instructions.

For funds held on deposit, interest on funds was the actual interest credited to funds. For other funds not involving life contingencies, interest has been determined by formula or from basic data.

F-34

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

As of December 31, 2024, withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life or disability contingencies were as follows:

	2024
	General account	Separate accounts with guarantees	Separate accounts nonguaranteed	Total	Percent of total
A. Individual annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$596.6	$4.7	$—	$601.3	5.9%
b. At book value less current surrender charge of 5% or more	10.6	—	—	10.6	0.1
c. At fair value	—	—	3,805.0	3,805.0	37.2

d. Total with market value adjustment or at fair value (total of a-c)	607.2	4.7	3,805.0	4,416.9	43.2
e. At book value without adjustment (minimal or no charge or adjustment)	571.9	—	—	571.9	5.6
(2) Not subject to discretionary withdrawal	5,206.0	—	20.2	5,226.2	51.2

(3) Total (gross: direct + assumed)	6,385.1	4.7	3,825.2	10,215.0	100.0%

(4) Reinsurance ceded	4,577.4	—	—	4,577.4

(5) Total net (3) – (4)	$1,807.7	$4.7	$3,825.2	$5,637.6

(6) Amount included in A(1)b above that will move to A(1)e for the first time within the year after the statement date:	$2.2	$—	$—	$2.2

	General account	Separate accounts with guarantees	Separate accounts nonguaranteed	Total	Percent of total
B. Group annuities:
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—
c. At fair value	—	—	38.1	38.1	63.4

d. Total with market value adjustment or at fair value (total of a-c)	—	—	38.1	38.1	63.4
e. At book value without adjustment (minimal or no charge or adjustment)	0.1	—	—	0.1	0.2
(2) Not subject to discretionary withdrawal	21.9	—	—	21.9	36.4

(3) Total (gross: direct + assumed)	22.0	—	38.1	60.1	100.0%

(4) Reinsurance ceded	—	—	—	—

(5) Total net (3) – (4)	$22.0	$—	$38.1	$60.1

(6) Amount included in B(1)b above that will move to B(1)e for the first time within the year after the statement date:	$—	$—	$—	$—

F-35

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

	General account	Separate accounts with guarantees	Separate accounts nonguaranteed	Total	Percent of total
C. Deposit-type contracts (no life contingencies):
(1) Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—
c. At fair value	—	—	—	—	—

d. Total with market value adjustment or at fair value (total of a-c)	—	—	—	—	—
e. At book value without adjustment (minimal or no charge or adjustment)	196.9	—	—	196.9	27.6
(2) Not subject to discretionary withdrawal	516.2	—	—	516.2	72.4

(3) Total (gross: direct + assumed)	713.1	—	—	713.1	100.0%

(4) Reinsurance ceded	375.4	—	—	375.4

(5) Total net (3) – (4)	$337.7	$—	$—	$337.7

(6) Amount included in C(1)b above that will move to C(1)e for the first time within the year after the statement date:	$—	$—	$—	$—

As of December 31, 2024, withdrawal characteristics of life actuarial reserves were as follows:

	Account value	Cash value	Reserve
A. General account
(1) Subject to discretionary withdrawal, surrender values, or policy loans;
a. Term policies with cash value	$—	$136.6	$206.1
b. Universal life	1,728.5	1,516.7	1,685.1
c. Universal life with secondary guarantees	2,194.9	2,142.5	6,420.5
d. Indexed universal life	44.2	39.1	44.3
e. Indexed universal life with secondary guarantees	—	—	—
f. Indexed life	—	—	—
g. Other permanent cash value life insurance	—	—	—
h. Variable life	—	—	—
i. Variable universal life	8.8	8.8	9.1
j. Miscellaneous reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term policies without cash value	XXX	XXX	5,441.7
b. Accidental death benefits	XXX	XXX	0.4
c. Disability — active lives	XXX	XXX	7.5
d. Disability — disabled lives	XXX	XXX	67.9
e. Miscellaneous reserves	XXX	XXX	1,084.9

(3) Total (gross: direct + assumed)	3,976.4	3,843.7	14,967.5
(4) Reinsurance ceded	1,086.4	1,080.5	8,061.8

(5) Total (net) (3) – (4)	$2,890.0	$2,763.2	$6,905.7

F-36

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

	Account value	Cash value	Reserve
B. Separate account with guarantees
(1) Subject to discretionary withdrawal, surrender values, or policy loans;
a. Term policies with cash value	$—	$—	$—
b. Universal life	—	—	—
c. Universal life with secondary guarantees	—	—	—
d. Indexed universal life	—	—	—
e. Indexed universal life with secondary guarantees	—	—	—
f. Indexed life	—	—	—
g. Other permanent cash value life insurance	—	—	—
h. Variable life	—	—	—
i. Variable universal life	287.4	287.4	287.7
j. Miscellaneous reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term policies without cash value	XXX	XXX	—
b. Accidental death benefits	XXX	XXX	—
c. Disability — active lives	XXX	XXX	—
d. Disability — disabled lives	XXX	XXX	—
e. Miscellaneous reserves	XXX	XXX	—

(3) Total (gross: direct + assumed)	287.4	287.4	287.7
(4) Reinsurance ceded	—	—	—

(5) Total (net) (3) – (4)	$287.4	$287.4	$287.7

	Account value	Cash value	Reserve
C. Separate account nonguaranteed
(1) Subject to discretionary withdrawal, surrender values, or policy loans;
a. Term policies with cash value	$—	$—	$—
b. Universal life	—	—	—
c. Universal life with secondary guarantees	—	—	—
d. Indexed universal life	—	—	—
e. Indexed universal life with secondary guarantees	—	—	—
f. Indexed life	—	—	—
g. Other permanent cash value life insurance	—	—	—
h. Variable life	—	—	—
i. Variable universal life	—	—	—
j. Miscellaneous reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term policies without cash value	XXX	XXX	—
b. Accidental death benefits	XXX	XXX	—
c. Disability — active lives	XXX	XXX	—
d. Disability — disabled lives	XXX	XXX	—
e. Miscellaneous reserves	XXX	XXX	—

(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance ceded	—	—	—

(5) Total (net) (3) – (4)	$—	$—	$—

F-37

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2024 and 2023 were as follows:

	2024		2023
	Gross	Net of loading	Gross	Net of loading
Industrial	$0.2	$0.1	$0.2	$0.2
Ordinary renewal	136.8	286.0	144.8	313.8
Group life	0.2	1.2	0.3	1.4

Total	$137.2	$287.3	$145.3	$315.4

The Company did not have any direct written premiums generated through managing general agents or third-party administrators during the years ended December 31, 2024 and 2023.

Guaranteed Minimum Death Benefit, Guaranteed Minimum Withdrawal Benefit and Guaranteed Annuitization Benefit

The Company’s variable annuity products provide a basic GMDB which provides a minimum account value to be paid upon the annuitant’s death. Some variable annuity contracts permit contractholders to have the option to purchase through riders, at an additional charge, enhanced death benefits. The Company’s separate account guarantees are primarily death benefits but also include some GMWBs and guaranteed annuitization benefits. The GMWB allows contractholders to withdraw a pre-defined percentage of account value or benefit each year, either for a specified period of time or for life. The guaranteed annuitization benefit generally provides for a guaranteed minimum level of income upon annuitization accompanied by the potential for upside market participation. As of December 31, 2024 and 2023, the Company had reserves related to these guaranteed benefits of $283.0 and $352.3, respectively.

The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31, 2024 and 2023:

	2024	2023
Account values with death benefit guarantees (net of reinsurance):
Standard death benefits (return of net deposits) account value	$1,638.1	$1,726.7
Net amount at risk	$0.9	$1.5
Average attained age of contractholders	78	77
Enhanced death benefits (step-up, roll-up, payment protection) account value	$888.3	$901.3
Net amount at risk	$95.0	$115.9
Average attained age of contractholders	78	77
Account values with living benefit guarantees:
Guaranteed minimum withdrawal benefits	$1,021.7	$1,119.8
Guaranteed annuitization benefits	$775.9	$782.4

The contracts underlying the GMWB and guaranteed annuitization benefits are considered “in the money” if the contractholder’s benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2024 and 2023, the Company’s exposure related to GMWB and guaranteed annuitization benefits contracts that were considered “in the money” was $587.0 and $659.3, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by the Company will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

F-38

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

(4)	Liability for Policy and Contract Claims

Activity in the accident and health policy claim reserves, including the present value of amounts not yet due (which were included as a component of aggregate reserves) of $0.3, $0.4, and $0.4 as of December 31, 2024, 2023 and 2022, respectively, is summarized as follows:

	2024	2023	2022
Balance as of January 1	$26.5	$30.4	$30.2
Less reinsurance reserve credit and recoverable	26.1	30.0	29.8

Net balance as of January 1	0.4	0.4	0.4

Incurred related to:
Current year	—	—	—
Prior years	—	0.1	0.1

Total incurred	—	0.1	0.1

Paid related to:
Current year	—	—	—
Prior years	0.1	0.1	0.1

Total paid	0.1	0.1	0.1

Net balance as of December 31	0.3	0.4	0.4
Plus reinsurance reserve credit and recoverable	24.4	26.1	30.0

Balance as of December 31	$24.7	$26.5	$30.4

Incurred claims related to prior years did not change by a significant amount in any year as a result of changes in estimates of insured events in prior years.

For the years ended December 31, 2024, 2023 and 2022, the Company did not have any significant changes in methodologies or assumptions used to calculate the liability for unpaid claims and claim adjustment expenses.

The liability for policy and contract claims presented in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus included $95.2 and $91.6 of life contract claims as of December 31, 2024 and 2023, respectively.

(5)	Transactions with Affiliates

The Company and various affiliates, all direct and/or indirect subsidiaries of Genworth, are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are to be made quarterly. This agreement represents the principal administrative service agreement between the Company and the following affiliates:

GLIC

GNA

Enact Mortgage Insurance Corporation (“EMIC”)

JAC

RLIC VI

RLIC X

F-39

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

In April 2023, the Company received $44.3 in cash from GLIC to settle the reinsurance receivables discussed in Notes 1(w) and 16.

On January 6, 2023, RLIC VI returned contributed surplus to the Company of $5.0 in cash.

On December 16, 2022, RLIC X returned contributed surplus to the Company of $13.0 in cash.

Effective March 17, 2022, RLIC VII and RLIC VIII were dissolved and each returned contributed surplus to the Company in the amount of $0.3 in cash on March 28, 2022.

For years ended December 31, 2024, 2023 and 2022, the Company made net payments for intercompany settlements of $45.6, $41.4, and $51.0, respectively.

On August 31, 2021, after receiving approval from the Virginia Bureau and the State of Delaware Department of Insurance, the Company and GLIC executed a Master Promissory Note. Under terms of this note the borrower may borrow up to a maximum of $300.0 from the lender for up to 90 business days. Any loan shall be repaid by the borrower to the lender immediately upon written demand. The note pays interest at the daily overnight U.S. Federal Funds Rate less 0.10%, with a floor of 0.25%. There were no outstanding balances payable to or due from GLIC as of December 31, 2024 or 2023.

The Company has a Master Promissory Note agreement, approved by the Virginia Bureau, which involves borrowing from and making loans to GNA, the Company’s indirect parent. The principal is payable upon written demand by GNA or at the discretion of the Company. The note pays interest at the cost of funds of GNA, which was 4.23%, 5.23%, and 4.23% during the years ended December 31, 2024, 2023 and 2022, respectively. There were no outstanding balances payable to or due from GNA as of December 31, 2024 or 2023.

The Company and GLICNY are parties to an Administrative Services Agreement whereby the Company provides services to GLICNY with respect to GLICNY’s variable annuity products.

The Company and GLIC are parties to a Master Services and Shared Expenses Agreement with two affiliates, Genworth Financial India Private Limited and EMIC, whereby the parties agree to benefit from centralized functions and processes by pooling their purchasing power by entering separate Statements of Work which will provide the specifics of each service to be provided.

The Company participates in reinsurance agreements whereby the Company assumes business from or cedes business to its affiliates. See Note 8 for further details on affiliate reinsurance agreements.

Total amounts due from or owed to affiliates as of December 31, 2024 and 2023 are included in the following balance sheet captions:

	2024	2023
Assets:
Amounts recoverable from reinsurers and funds held	$281.9	$306.5
Receivable from parent, subsidiaries and affiliates	—	0.2
Current Federal income tax recoverable	1.1	—

Total assets	$283.0	$306.7

Liabilities:
Current Federal income tax payable	$—	$2.2
Payable to parent, subsidiaries and affiliates	12.6	11.8
Other amounts payable on reinsurance	24.1	13.5

Total liabilities	$36.7	$27.5

F-40

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

(6)	Income Taxes

In August 2022, the Inflation Reduction Act of 2022 (“Act”) was passed by the U.S. Congress and signed into law by President Biden. The Act includes a new Federal corporate alternative minimum tax (“CAMT”), effective in 2023, that is based on the adjusted financial statement income (“AFSI”) set forth on the applicable financial statement (“AFS”) of an applicable corporation. A corporation is an applicable corporation if its rolling average pre-tax AFSI over three prior years (starting with 2020-2022) is greater than $1.0 billion. For a group of related entities, the $1.0 billion threshold is determined on a group basis, and the group’s AFS is generally treated as the AFS for all separate taxpayers in the group. Except under limited circumstances, once a corporation is an applicable corporation, it is an applicable corporation in all future years.

An applicable corporation is not automatically subject to a CAMT liability. The corporation’s tentative CAMT liability is equal to 15% of its adjusted AFSI, and CAMT is payable to the extent the tentative CAMT liability exceeds regular corporate income tax. However, any CAMT paid would be indefinitely available as a credit carryover that could reduce future regular tax in excess of CAMT. The controlled group of corporations of which the Company is a member were not an applicable corporation in 2024 or 2023. The Company intends to amend its tax sharing agreement in 2025 to reflect CAMT.

(a) Components of deferred tax assets and deferred tax liabilities

1.	The components of the net DTA recognized in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2024 and 2023 were as follows:

	2024			2023			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
a. Gross DTA	$523.9	$7.5	$531.4	$543.0	$9.9	$552.9	$(19.1)	$(2.4)	$(21.5)
b. Statutory valuation allowance adjustment	—	—	—	—	—	—	—	—	—

c. Adjusted gross DTA (1a – 1b)	523.9	7.5	531.4	543.0	9.9	552.9	(19.1)	(2.4)	(21.5)
d. DTA nonadmitted	398.5	7.3	405.8	361.2	8.8	370.0	37.3	(1.5)	35.8

e. Subtotal: net admitted DTA (1c – 1d)	125.4	0.2	125.6	181.8	1.1	182.9	(56.4)	(0.9)	(57.3)
f. DTL	74.0	0.2	74.2	87.7	0.1	87.8	(13.7)	0.1	(13.6)

g. Net admitted DTA/ (DTL) (1e – 1f)	$51.4	$—	$51.4	$94.1	$1.0	$95.1	$(42.7)	$(1.0)	$(43.7)

F-41

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

2.	Admission calculation components for SSAP No. 101 as of December 31, 2024 and 2023:

	2024			2023			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
a. Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b. Adjusted gross DTA expected to be realized (excluding the amount of DTA from 2(a) above) after application of the threshold limitation. (The lessor of 2(b)1 and 2(b)2 below)	51.4	—	51.4	94.0	1.1	95.1	(42.6)	(1.1)	(43.7)
1. Adjusted gross DTA expected to be realized following the balance sheet date	51.4	—	51.4	94.0	1.1	95.1	(42.6)	(1.1)	(43.7)
2. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	117.4	XXX	XXX	120.0	XXX	XXX	(2.6)
c. Adjusted gross DTA (excluding the amount of DTA from 2(a) and 2(b) above) offset by gross DTL	74.0	0.2	74.2	87.8	—	87.8	(13.8)	0.2	(13.6)

d. DTA admitted as a result of the application of SSAP No. 101 (Total 2(a) + 2(b) + 2(c))	$125.4	$0.2	$125.6	$181.8	$1.1	$182.9	$(56.4)	$(0.9)	$(57.3)

3.	Ratio used to determine applicable period used in 6(a)2:

	2024	2023
a. Ratio percentage used to determine recovery period and threshold limitation amount	789%	783%
b. Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in 2(b)2 above	$915.9	$937.0

F-42

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

4.	Impact of tax planning strategies:

a.	Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by character as a percentage:

	2024		2023		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
1. Adjusted Gross DTAs Amount from Note 6a1(c)	$523.9	$7.5	$543.0	$9.9	$(19.1)	$(2.4)

2. Percentage of Adjusted Gross DTAs by Tax Character Attribute to the impact of Tax Planning Strategies	—%	—%	—%	—%	—%	—%

3. Net Admitted Adjusted Gross DTAs Amount from Note 6a1(e)	$125.4	$0.2	$181.8	$1.1	$(56.4)	$(0.9)

4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character admitted because of the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

b.	The Company did not use reinsurance tax planning strategies for the years ended December 31, 2024 and 2023.

(b) Unrecognized deferred tax liabilities

The Company did not have any unrecognized DTLs during the years ended December 31, 2024 and 2023.

(c) Current income tax and change in deferred tax

The provision for income taxes incurred on operations for the years ended December 31, 2024, 2023 and 2022 were as follows:

	2024	2023	Change
1. Current Income Taxes
a. Federal income taxes	$(6.9)	$14.9	$(21.8)
b. Foreign income taxes	—	—	—

c. Federal and foreign income taxes	(6.9)	14.9	(21.8)
d. Federal income tax on net capital gains (losses)	(3.7)	(3.8)	0.1
e. Utilization of capital loss carry forwards	—	—	—
f. Other	—	—	—

g. Federal income taxes incurred	$(10.6)	$11.1	$(21.7)

	2023	2022	Change
1. Current Income Taxes
a. Federal income taxes	$14.9	$(23.4)	$38.3
b. Foreign income taxes	—	—	—

c. Federal and foreign income taxes	14.9	(23.4)	38.3
d. Federal income tax on net capital gains (losses)	(3.8)	1.0	(4.8)
e. Utilization of capital loss carry forwards	—	—	—
f. Other	—	—	—

g. Federal income taxes incurred	$11.1	$(22.4)	$33.5

F-43

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs were as follows as of December 31, 2024 and 2023:

	2024	2023	Change
2. DTA
A. Ordinary
1. Discounting of unpaid losses	$—	$—	$—
2. Unearned premium reserve	—	—	—
3a. Transition reserves	1.5	3.0	(1.5)
3b. Policyholder reserves	340.9	366.8	(25.9)
4. Investments	50.4	42.0	8.4
5. Deferred acquisition costs	127.6	127.0	0.6
6. Policyholder dividends accrual	—	—	—
7. Fixed assets	0.6	0.6	—
8. Compensation and benefits accrual	—	—	—
9. Pension accrual	—	—	—
10. Receivable–nonadmitted	2.0	2.3	(0.3)
11. Net operating loss carry forward	—	—	—
12. Tax credit carry forward	—	0.4	(0.4)
13. Other (including items less than 5% of total ordinary tax assets)	0.9	0.9	—

99. Subtotal ordinary	523.9	543.0	(19.1)
B. Statutory valuation allowance adjustment	—	—	—
C. Nonadmitted DTA	398.5	361.2	37.3

D. Admitted ordinary DTA (2A99 – 2B – 2C)	125.4	181.8	(56.4)
E. Capital			—
1. Investments	7.5	9.9	(2.4)
2. Net capital loss carry forward	—	—	—
3. Real estate	—	—	—
4. Other (including items less than 5% of total ordinary tax assets)	—	—	—

99. Subtotal capital	7.5	9.9	(2.4)
F. Statutory valuation allowance adjustment	—	—	—
G. Nonadmitted DTA	7.3	8.8	(1.5)

H. Admitted capital DTA (2E99 – 2F – 2G)	0.2	1.1	(0.9)

I. Admitted DTA (2D + 2H)	$125.6	$182.9	$(57.3)

F-44

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

	2024	2023	Change
3. DTL
A. Ordinary
1. Investments	$3.0	$1.2	$1.8
2. Fixed assets	—	—	—
3. Deferred and uncollected premiums	60.4	66.3	(5.9)
4(a). Transition reserves	9.1	18.2	(9.1)
4(b). Policyholder reserves	1.5	2.0	(0.5)
5. Other	—	—	—

99. Subtotal ordinary	74.0	87.7	(13.7)

B. Capital
1. Investments	0.2	0.1	0.1
2. Real estate	—	—	—
3. Other	—	—	—

99. Subtotal capital	0.2	0.1	0.1

C. DTL (3A99 + 3B99)	74.2	87.8	(13.6)

4. Net DTA (DTL) (2I – 3C)	$51.4	$95.1	$(43.7)

Based on an analysis of the Company’s tax position for the year ended December 31, 2024, management concluded it is more likely than not that the results of future operations will generate sufficient taxable income to enable the Company to realize all of its DTAs. Accordingly, no valuation allowance for DTA has been established.

The change in net deferred taxes is comprised of the following (this analysis is exclusive of nonadmitted assets, as the change in nonadmitted assets is reported separately from the change in net deferred income taxes in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus):

	December 31,
	2024	2023	Change
Total gross DTA	$531.4	$552.9	$(21.5)
Statutory valuation allowance adjustment	—	—	—

Adjusted gross DTAs	531.4	552.9	(21.5)
Total gross DTL	74.2	87.8	(13.6)

Net DTA	$457.2	$465.1	(7.9)

Deferred tax on change in net unrealized capital gains (losses)			(3.2)

Change in net deferred income taxes			$(11.1)

F-45

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

(d) Reconciliation of Federal income tax rate to actual effective tax rate

The provision for Federal income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to income before income taxes. The significant items causing this difference were as follows for the years ended December 31, 2024, 2023 and 2022:

	2024	2023	2022
Provision computed at statutory tax rate	$9.3	$20.9	$(4.7)
Tax exempt interest	—	(0.1)	(0.2)
Benefit of dividends	(1.6)	(1.7)	(1.2)
Change in tax contingency reserve	—	—	0.1
Statutory amortization of IMR	(0.2)	(0.4)	(0.9)
Foreign taxes	(0.2)	(0.2)	(0.3)
Change in nonadmitted assets	0.3	5.9	(0.3)
Deferred reinsurance gains	(6.9)	(6.7)	(9.5)
Prior year provision to return true-up	(0.5)	(0.1)	2.0
Other adjustments	0.3	0.1	(0.2)

Total	$0.5	$17.7	$(15.2)

Federal income taxes incurred	$(10.6)	$11.1	$(22.4)
Change in net deferred income taxes	11.1	6.6	7.2

Total	$0.5	$17.7	$(15.2)

(e) Operating loss and tax credit carry forwards and protective tax deposits

As of December 31, 2024, the Company had no operating losses to carry forward.

As of December 31, 2024, the Company had no tax credits to carry forward.

There were no income taxes incurred in the current or prior years that will be available for recoupment in the event of future net losses.

The Company had no protective tax deposits which are on deposit with the IRS under Section 6603 of the Internal Revenue Code.

(f) Consolidated Federal income tax return

The Company is an affiliated member of a consolidated Life/Non-Life U.S. Federal income tax return with its ultimate parent company, Genworth, and will be included with the following companies in the consolidated Federal income tax return for 2024:

ASI

Capital Brokerage Corporation

CareScout, LLC

CareScout Holdings, Inc.

CareScout Insurance Company1

[1]	Genworth Insurance Company changed its name to CareScout Insurance Company effective March 21, 2024.

F-46

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

EMIC

Enact Financial Assurance Corporation

Enact Financial Services, Inc.

Enact Holdings, Inc.

Enact Mortgage Holdings, LLC

Enact Mortgage Insurance Corporation of North Carolina

Enact Mortgage Services, LLC

Enact Residential Insurance Corporation

Enact Re Ltd.

Genworth

Genworth Annuity Service Corporation

Genworth Financial Agency, Inc. (“GFA”)

Genworth Financial International Holdings, LLC

Genworth Holdings, Inc. (“Genworth Holdings”)

GLIC

GLICNY

GNA

HGI Annuity Service Corporation

JAC

Mayflower

Monument Lane IC 1, Inc.

Monument Lane IC 2, Inc.

Monument Lane PCC, Inc.

Newco

RLIC VI

RLIC X

Sponsored Captive Re, Inc.

United Pacific Structured Settlement Company

The Company is a party to the Amended and Restated Tax Allocation Agreement dated May 14, 2021, between Genworth and certain of its subsidiaries (the “New TAA”). The New TAA includes updates to the Tax Allocation Agreement dated May 24, 2004 (the “Old TAA”) for company names and other administrative matters but did not fundamentally change the methodology used to allocate taxes amongst Genworth and its subsidiaries. The New TAA was approved by state insurance regulators and the Company’s Board of Directors. The tax allocation methodology is based on the separate return liabilities with offsets for losses and credits utilized to reduce the current consolidated tax liability as allowed by applicable law and regulation. The Company’s policy is to settle intercompany tax balances quarterly, with a final settlement after filing of Genworth’s Federal consolidated U.S. corporation income tax return.

The Company also has special tax sharing agreements with RLIC VI and RLIC X and its indirect parent, Genworth, effective June 1, 2018 for RLIC VI and January 1, 2018 for RLIC X. Under these special tax sharing agreements, the Company is obligated to receive or make payments on behalf of RLIC VI and RLIC X for Federal income tax amounts receivable or payable by those companies pursuant to the Tax Allocation Agreement. The tax payments made by the Company on behalf of RLIC VI and RLIC X are accounted for as deemed capital contributions to RLIC VI and RLIC X. The tax payments received by the Company on behalf of RLIC VI and RLIC X are accounted for as deemed dividends from RLIC VI and RLIC X. As of December 31, 2024, the Company recorded tax payables and increases in common stock of affiliates of $29.4 and $8.2 for RLIC VI and RLIC X, respectively. The Company carries RLIC VI and RLIC X at zero; therefore, the change in common stock of affiliates ultimately impacts unassigned surplus.

F-47

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

The cumulative benefit recognized by the Company relating to the special tax sharing agreements with RLIC VI and RLIC X and the Special Tax Allocation Agreement with Genworth was $306.0 and $343.6 as of December 31, 2024 and 2023, respectively. Due to the nature of the agreements as described above, the Company could have to repay these benefits in the future.

For tax years beginning in 2011, the Company was included in the Life/Non-Life consolidated return filed by Genworth and filed various state and local tax returns. The Company is not currently subject to any significant examinations by federal or state income tax authorities. Generally, the Company is no longer subject to federal or state income tax examinations for years prior to 2021.

(g) Federal or foreign income tax loss contingencies

As of December 31, 2024 and 2023, the total amount of unrecognized tax benefits was $7.1, which, if recognized, would affect the effective tax rate on operations.

The Company recognizes accrued interest and penalties related to unrecognized tax benefits as components of income tax expense. During the years ended December 31, 2024, 2023 and 2022, the Company accrued interest of $0.4, zero, and zero, respectively. The Company had an interest liability balance of $0.4 as of December 31, 2024, and no interest liability balance as of December 31, 2023 or 2022. There was no penalty accrual balance as of December 31, 2024, 2023 and 2022.

As a result of Genworth’s open audits and appeals, the Company believes no unrecognized tax benefits will be recognized in 2025.

(h) State transferable and non-transferable tax credits

The Company did not have any state transferable and non-transferable tax credits as of December 31, 2024 and 2023.

The Company estimated the utilization of the remaining transferable and non-transferable state tax credits by projecting future premium taking into account policy growth and rate changes, projected future tax liability based on projected premiums, tax rates and tax credits, and comparing projected future tax liability to the availability of remaining transferable and non-transferable tax credits.

The Company had no impairment loss related to the write-down as a result of impairment analysis of the carrying amount for state transferable and non-transferable tax credits during 2024 and 2023.

(7)	Commitments and Contingencies

(a) Litigation

The Company is a defendant in various cases of litigation considered to be in the normal course of business. The Company does not consider existing contingent liabilities arising from litigation, income taxes and other matters to be material in relation to the financial statements of the Company.

In March 2024, the Company was served with a putative class action lawsuit venued in the Superior Court of the State of California, Sacramento County, captioned James Fox, individually and on behalf of the class v. Genworth Life and Annuity Insurance Co. Plaintiff, the holder of a lapsed California life insurance policy of the Company, seeks to represent a class of current and former California policyholders of the Company and beneficiaries whose policies were allegedly wrongfully terminated. The complaint alleges that the Company wrongfully terminated hundreds of California life insurance policies by failing to provide the policyholders with the notices and grace periods mandated by the contract and by the

F-48

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

California Insurance Code as interpreted by the California Supreme Court in McHugh v. Protective Life Ins. Co. The complaint asserts causes of action for breach of contract, violation of the California Insurance Code, unfair competition and bad faith, and it seeks, inter alia, declaratory and injunctive relief, compensatory damages, restitution, attorneys’ fees and costs. The action was removed to the United States District Court for the Eastern District of California on April 3, 2024. On May 8, 2024, the Company answered the complaint. On October 15, 2024, the court granted the Company’s motion to stay the action pending final determination of an appeal in a related case. On March 4, 2025, the court lifted the stay. The Company intends to vigorously defend this action.

Starting in June 2023, various Genworth entities (including Genworth, GLIC and the Company) have been named as defendants in certain putative class action lawsuits in the United States District Courts for the Eastern District of Virginia and the District of Massachusetts. These cases are captioned as follows: King v. Genworth Financial, Inc.; Anastasio v. Genworth Financial, Inc. et al; Hauser v. Genworth Life Insurance Company; Smith v. Genworth Financial, Inc.; Behrens v. Genworth Life Insurance Company; Hale et al v. Genworth Financial, Inc.; Burkett, Jr. v. Genworth Life and Annuity Insurance Company; Manar v. Genworth Financial, Inc.; Kennedy v. Genworth Financial, Inc.; Romine et al. v. Progress Software Corporation et al.; Schwarz et al. v. Progress Software Corporation et al.; Casey et al. v. Genworth Life & Annuity Insurance Company; and Bailey v. Genworth Financial, Inc. The Kennedy and King cases were subsequently withdrawn. The actions relate to the data security events involving the MOVEit file transfer system (“MOVEit Cybersecurity Incident”), which PBI Research Services (“PBI”), a third-party vendor, uses in the performance of its services. Our life insurance companies use PBI to, among other things, satisfy applicable regulatory obligations to search various databases to identify the deaths of insured persons under life insurance policies, and to identify the deaths of long-term care insurance and annuity policies which can impact premium payment obligations and benefit eligibility. Plaintiffs seek to represent various classes and subclasses of Genworth long-term care insurance policyholders and agents whose data was accessed or potentially accessed by the MOVEit Cybersecurity Incident, alleging that Genworth breached its purported duty to safeguard their sensitive data from cybercriminals. The complaints assert claims for, inter alia, negligence, negligence per se, breach of contract, unjust enrichment, and violations of various consumer protection and privacy statutes, and they seek, inter alia, declaratory and injunctive relief, compensatory and punitive damages, restitution, attorneys’ fees and costs. On October 4, 2023, the Joint Panel on Multidistrict Litigation issued an order consolidating all actions relating to the MOVEit Cybersecurity Incident before a single federal judge in the United States District Court for the District of Massachusetts. All defendants, including the Genworth entities, filed a joint motion to dismiss the complaints on July 23, 2024. Oral argument on this motion occurred on October 9, 2024. On December 12, 2024, as relevant to Genworth, the court denied the motion. On February 4, 2025, several defendants, including the Genworth entities, filed a second motion to dismiss the complaints. Genworth intends to vigorously defend these actions.

In September 2018, the Company was named as a defendant in a putative class action lawsuit pending in the United States District Court for the Eastern District of Virginia captioned TVPX ARX INC., as Securities Intermediary for Consolidated Wealth Management, LTD. on behalf of itself and all others similarly situated v. Genworth Life and Annuity Insurance Company. Plaintiff alleges unlawful and excessive cost of insurance charges were imposed on policyholders. The complaint asserts claims for breach of contract, alleging that the Company improperly considered non-mortality factors when calculating cost of insurance rates and failed to decrease cost of insurance charges in light of improved expectations of future mortality, and seeks unspecified compensatory damages, costs, and equitable relief. On October 29, 2018, the Company filed a motion to enjoin the case in the Middle District of Georgia, and a motion to dismiss and motion to stay in the Eastern District of Virginia. The Company moved to enjoin the prosecution of the Eastern District of Virginia action on the basis that it involves claims released in a prior nationwide class action settlement (the “McBride settlement”) that was approved by the Middle District of Georgia. Plaintiff filed an amended complaint on November 13, 2018. On December 6, 2018, the Company moved the Middle District of Georgia for leave to file its counterclaim, which alleges that plaintiff breached the covenant not to sue contained in the prior settlement agreement by filing its current action. On March 15, 2019, the Middle District of Georgia granted the Company’s motion to enjoin and denied its motion for leave to file its counterclaim. As such, plaintiff is enjoined from pursuing its class action in the Eastern District of Virginia. On March 29, 2019, plaintiff filed a notice of appeal in the Middle District of Georgia, notifying the Court of its appeal to the United States Court of Appeals for

F-49

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

the Eleventh Circuit from the order granting the Company’s motion to enjoin. On March 29, 2019, the Company filed its notice of cross-appeal in the Middle District of Georgia, notifying the Court of its cross-appeal to the Eleventh Circuit from the portion of the order denying its motion for leave to file the Company’s counterclaim. On April 8, 2019, the Eastern District of Virginia dismissed the case without prejudice, with leave for plaintiff to refile an amended complaint only if a final appellate Court decision vacates the injunction and reverses the Middle District of Georgia’s opinion. On May 21, 2019, plaintiff filed its appeal and memorandum in support in the Eleventh Circuit. The Company filed its response to plaintiff’s appeal memorandum on July 3, 2019. The Eleventh Circuit Court of Appeals heard oral argument on plaintiff’s appeal and the Company’s cross-appeal on April 21, 2020. On May 26, 2020, the Eleventh Circuit Court of Appeals vacated the Middle District of Georgia’s order enjoining Plaintiff’s class action and remanded the case back to the Middle District of Georgia for further factual development as to whether the Company has altered how it calculates or charges cost of insurance since the McBride settlement. The Eleventh Circuit Court of Appeals did not reach a decision on the Company’s counterclaim. On June 30, 2021, the Company filed in the Middle District of Georgia its renewed motion to enforce the class action settlement and release, and renewed its motion for leave to file a counterclaim. The briefing on both motions concluded in October 2021. On March 24, 2022, the Court denied the Company’s motions. On April 11, 2022, the Company filed an appeal of the Court’s denial to the United States Court of Appeals for the Eleventh Circuit. On June 22, 2022, the Company filed its opening brief in support of the appeal. Plaintiff filed its respondent’s brief on September 20, 2022, and the Company filed its reply brief on November 10, 2022. The appeal was orally argued on August 17, 2023, and on January 8, 2025, the Eleventh Circuit entered an order affirming the district court’s order. On January 29, 2025, the Company moved for rehearing by the panel and by the full court. On March 4, 2025, the Eleventh Circuit denied the Company’s motion for rehearing. On March 7, 2025, plaintiff refiled its complaint in the United States District Court for the Eastern District of Virginia. The Company intends to continue to vigorously defend this action.

As of December 31, 2024, the Company could not determine or predict the ultimate outcome of any of the pending legal and regulatory matters specifically identified above. In light of the inherent uncertainties involved in these matters, no amounts have been accrued. The Company is not able to provide an estimate or range of possible losses related to these matters.

(b) Guaranty Association Assessments

The Company is required by law to participate in the guaranty fund associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies operating in similar lines of business.

As of December 31, 2024 and 2023, the Company has accrued and recognized through net operations a liability for retrospective premium-based guaranty fund assessments of $7.5 and $8.3, respectively, and a related premium tax benefit asset of $7.2 and $6.7, respectively. These amounts represent management’s best estimate based on information received from the states in which the Company writes business and may change due to many factors including the Company’s share of the ultimate cost of current insolvencies. The premium tax benefit is generally realized over a five year period, but can vary depending on the state law.

F-50

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

The following table provides information about the Company’s guaranty funds receivable as of December 31, 2024 and 2023:

	2024	2023
Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year end	$6.7	$6.5
Decreases current year:
Premium tax offset applied	0.3	0.4
Increases current year:
Prior period adjustment	0.5	0.6
Current year adjustment	0.3	—

Assets recognized from paid and accrued premium tax offsets and policy surcharges current year end	$7.2	$6.7

As of December 31, 2024 and 2023, the Company’s guaranty fund liabilities and assets related to assessments from insolvencies of entities that wrote LTC contracts were de minimis.

(c) Related Party Guarantees

The Company has guaranteed the structured settlement payment obligations of ASI, provided that such obligations are funded with the Company’s annuity contracts. ASI is a direct, wholly-owned subsidiary of the Company and the assignment company for the Company’s structured settlement business.

There are no current obligations by the Company under the guarantee nor does the Company expect to make any future payments. However, if any payments were to be made they would be treated as a capital contribution. The maximum amount of payments that could be made under the guarantee is equal to the structured settlement payment obligations of ASI. The structured settlement reserves related to this guarantee as of December 31, 2024 and 2023 were $245.7 and $253.0, respectively. The guarantee will remain intact until modified or rescinded by the Company’s board of directors.

(d) Commitments

As of December 31, 2024, the Company had future commitments related to its investments in limited partnerships of $61.6, bank loans of $27.2, and private placement securities of $94.7. The limited partnerships are part of the Company’s private equity and real estate programs. The funding commitments relate to future equity stakes in a portfolio of private companies, commercial mortgage loans and investments in fixed maturity securities.

(8)	Reinsurance

The Company follows the standard industry practices of reinsuring portions of its risk with other companies. Use of reinsurance does not discharge the Company from liability on the insurance ceded. The Company is required to pay in full the amount of its insurance obligations regardless of whether it is entitled or able to receive payment from its reinsurer. The Company monitors both the financial condition of the reinsurers as well as risk concentrations arising from activities and economic characteristics of the reinsurers to lessen the risk of default by such reinsurers.

The maximum amounts of life insurance retained by the Company on any one life may not exceed the following limits: individual life, $5.0; accidental death benefit, $0.1; group life, $0.2; group mortgage accidental benefits, $0.1; and payroll deduction and 401(k) automatic issue coverage, $0.2. Amounts in excess of these maximums are reinsured with other insurance companies.

F-51

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

The effects of reinsurance on premiums earned and benefits incurred for the years ended December 31, 2024, 2023 and 2022 were as follows:

	Premiums earned			Benefits incurred
	2024	2023	2022	2024	2023	2022
Direct	$890.4	$948.4	$1,002.5	$1,996.5	$2,060.9	$2,170.2
Assumed	232.1	236.5	252.8	289.8	279.7	316.8
Ceded	(984.9)	(964.8)	(1,073.6)	(1,601.1)	(1,585.6)	(1,760.4)

Net	$137.6	$220.1	$181.7	$685.2	$755.0	$726.6

The Company did not have any retrospectively rated contracts or contracts subject to redetermination.

Affiliated Special Purpose Captives Reinsurance Transactions

The Company has over the past years entered into significant reinsurance treaties with its subsidiaries to cede universal and term life insurance policies. Reserves ceded by the Company as of December 31, 2024 and 2023 related to these treaties were as follows:

	2024	2023
Universal Life Insurance Business
RLIC VI	$862.5	$857.3

Term Life Insurance Business
RLIC VI	$873.2	$1,062.4
RLIC X	830.2	879.3

RLIC VI

The Company is a party to a coinsurance with funds withheld agreement with RLIC VI whereby it cedes certain term life insurance and universal life insurance business to RLIC VI.

Effective December 1, 2017, RLIC VI entered into a monthly renewable term (“MRT”) reinsurance agreement with New Reinsurance Company Ltd (“NewRe”) whereby it retrocedes the mortality risk on certain term life insurance business assumed from the Company.

Effective December 1, 2019, RLIC VI entered into a MRT reinsurance agreement with Hannover Re (Ireland) DAC (“Hannover Re Ireland”) whereby it retrocedes the mortality risk on additional term life insurance business assumed from the Company.

RLIC VI is also a party to an XOL reinsurance agreement with Canada Life and the Company. Under this XOL reinsurance agreement Canada Life will pay claims up to the difference between (i) full statutory reserves and (ii) the combination of the qualified reserves and economic reserves, subject to a cap, as supported as settlements under the NewRe MRT Treaty and the Hannover Re Ireland MRT Treaty, if the term life and universal life funds withheld accounts and the Company’s capital and surplus are exhausted to zero.

During 2024, 2023 and 2022, under the terms of the coinsurance treaty with RLIC VI, the Company recaptured term life insurance policies from RLIC VI where the level term period of the policies had expired. Reserves held on recaptured policies were $1.4, $2.2, and $0.3, at the beginning of the period of recapture for the years ended December 31, 2024, 2023 and 2022, respectively.

F-52

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

RLIC X

The Company is a party to a coinsurance with funds withheld agreement with RLIC X whereby it cedes certain term life insurance business to RLIC X. The Company also entered into an XOL reinsurance agreement with RLIC X and Hannover, which was approved by the Virginia Bureau as a form of security otherwise acceptable to the Commissioner in order for the Company to take reinsurance credit on its balance sheet for the amount of its reinsurance credits for reserves ceded to RLIC X in an amount subject to a cap, equal to the difference between the statutory reserves and the qualified reserves with respect to such business. Effective July 31, 2016, the Company terminated this XOL reinsurance agreement with Hannover and RLIC X for new business. The XOL reinsurance agreement remains in effect for policies issued on or prior to July 31, 2016.

Effective December 1, 2017, RLIC X entered into a MRT reinsurance agreement with NewRe whereby it retrocedes the mortality risk on the term life insurance business assumed from the Company.

During 2024 and 2023, under the terms of its coinsurance treaty with RLIC X, the Company recaptured term life insurance policies from RLIC X where the level term period of the policies had expired. Reserves held on recaptured policies were $1.9 and $0.9 at the beginning of the period of recapture for the years ended December 31, 2024 and 2023, respectively.

Other Affiliate Reinsurance Transactions

Effective January 1, 2000, the Company ceded new term and universal life insurance business to GLIC. These agreements were terminated with respect to new business in 2001. Effective September 1, 2016, the Company recaptured most liabilities on the universal life insurance policies ceded to GLIC. Ceded reinsurance reserves to GLIC as of December 31, 2024 and 2023 were $576.4 and $638.3, respectively.

Effective April 1, 2011, the Company amended and restated its existing universal life insurance treaty with GLIC to assume certain additional universal life insurance policies, including total living coverage (“TLC”) insurance policies, from GLIC. Effective September 1, 2016, GLIC recaptured all of the liabilities of the TLC insurance policies ceded to the Company. Reserves assumed as of December 31, 2024 and 2023 were $1,694.0 and $1,686.4, respectively.

Significant External Reinsurers

Effective December 1, 2021, the Company entered into a coinsurance agreement with SCOR (the “2021 SCOR Coinsurance Treaty”) to reinsure the term life insurance business recaptured from RLIC VII and RLIC VIII and an additional block of term life insurance business that was previously retained by the Company. As of December 31, 2024 and 2023, the ceded reserves under the 2021 SCOR Coinsurance Treaty were $1,083.0 and $1,156.8, respectively.

On April 15, 2004, the Company entered into two reinsurance agreements with Union Fidelity Life Insurance Company (“UFLIC”) pursuant to which it ceded, effective as of January 1, 2004, substantially all its variable annuity block of business and its structured settlement block of business to UFLIC. Ceded general account reinsurance reserves to UFLIC for the variable annuity block of business as of December 31, 2024 and 2023 were $381.8 and $446.2, respectively, and modified coinsurance (“Modco”) reserves established by the Company as of December 31, 2024 and 2023 for the separate accounts were $1,262.3 and $1,241.2, respectively. Ceded reinsurance reserves for the structured settlement block of business as of December 31, 2024 and 2023 were $4,617.2 and $4,736.5, respectively.

Under a separate reinsurance agreement, the Company assumed a Medicare supplement block of business from UFLIC. The assumed reserves for this block of business as of December 31, 2024 and 2023 were $0.1. To secure the payment of its obligations to the Company under the reinsurance agreements governing the reinsurance transactions, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount to be held in certain claims paying accounts. A trustee

F-53

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

administers the trust accounts and the Company is permitted to withdraw from the trust accounts amounts due to the Company pursuant to terms of the reinsurance agreements that are not otherwise paid by UFLIC. As of December 31, 2024, the amount of assets in the trust was $6,062.7.

Effective December 1, 2013, immediately after recapturing a substantially similar block of business from Hannover, the Company entered into a new reinsurance agreement with Hannover to cede certain universal life and term life insurance business on coinsurance, Modco with funds withheld and yearly renewable term (“YRT”) basis. As of December 31, 2024 and 2023, ceded Modco reserves were $692.1 and $710.4, respectively. As of December 31, 2024 and 2023, ceded yearly renewable term reserves were $137.4 and $137.6, respectively, and ceded coinsurance reserves were $1,583.6 and $1,547.7, respectively.

Effective January 1, 2016, the Company entered into a coinsurance agreement with Protective Life Insurance Company to cede certain term life insurance business. As of December 31, 2024 and 2023, ceded reserves were $788.7 and $897.1, respectively.

On March 6, 2019, Scottish Re US Inc. (“Scottish Re”), a reinsurance company domiciled in Delaware, was ordered into receivership for the purposes of rehabilitation by the Court of Chancery of the State of Delaware. On May 3, 2023, the Receiver concluded that Scottish Re should be liquidated and expected to file a petition to liquidate within 45 days. On July 13, 2023, the Receiver filed a Motion for Entry of a Liquidation and Injunction Order. On July 18, 2023, the Court entered a Liquidation and Injunction Order. On August 9, 2023, the Company received notice that reinsurance agreements with Scottish Re would terminate effective September 30, 2023. Accordingly, the Company recaptured the policies previously ceded to Scottish Re in accordance with SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, by writing off balances through the accounts, exhibits and schedules in which they were originally recorded. The Company wrote off assets and liabilities of $24.9 associated with the reinsurance and recorded an increase in reserves of $12.6, resulting in a $37.5 pre-tax loss. However, this did not significantly impact the Company’s capital position because nonadmitted and unauthorized reinsurance balances totaling $42.7 were released through unassigned surplus.

Effective September 1, 2023, the Company recaptured certain policies that were previously reinsured to Employers Reassurance Corporation (“ERAC”). The total reserves recaptured were $5.9 and the Company received a refund of unearned premiums of $1.9.

Effective November 1, 2023, the Company recaptured certain policies that were previously reinsured to American United Life Insurance Company (“AUL”). The total reserves recaptured were $2.0 and the Company received a refund of unearned premiums of $0.5.

Effective December 31, 2023, the Company entered into a binding letter of intent with RGA Reinsurance Company to reinsure certain term and universal life insurance policies, primarily composed of the risk recaptured from Scottish Re, ERAC and AUL during 2023, on a yearly renewable term (“YRT”) basis. The total reserves ceded were $5.7 and premiums were $7.0. The final treaty was executed and signed on January 30, 2024, with no changes to the terms outlined in the binding letter of intent.

As of December 31, 2024, no reinsurance contracts had been identified which would require the Company to include the supplemental reinsurance risk interrogatories.

Ceding Entities that Utilize Captive Reinsurers to Assume Reserves Subject to the XXX/AXXX Captive Framework

As of December 31, 2024, the Company had one reinsurance agreement carried under the Term and Universal Life Insurance Reserve Financing Model Regulation, for which risks under covered policies have been ceded by the Company to RLIC X. There were no RBC implications as there was no shortfall as of December 31, 2024.

F-54

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

(9)	Statutory Capital and Surplus and Dividend Restriction

The NAIC utilizes RBC to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (1) asset risk, (2) insurance risk, (3) interest rate and equity market risk, and (4) business risk. The RBC formula is designed as an early warning tool for the states to identify potential undercapitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors the level of its RBC and it exceeded the minimum required levels as of and for the years ended December 31, 2024, 2023 and 2022.

State insurance departments, which regulate insurance companies, recognize only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under law, and for determining whether its financial condition warrants payment of a dividend to its shareholder.

The maximum amount of dividends that can be paid by the Company without prior approval of the Virginia Bureau is subject to restrictions. The maximum unrestricted dividend payout that may be made in 2025 is the greater of 10% of the Company’s statutory capital and surplus as of December 31, 2024 or its net gain from operations for 2024, with such dividend payout not to exceed the Company’s earned surplus. The Company has no capacity to make a dividend payment without prior approval in 2025.

(10)	Separate Accounts

The Company has separate account assets and liabilities related to closed blocks of variable universal life insurance, individual and group variable deferred annuities and modified guaranteed annuities. Separate account assets are carried at fair value and are offset by liabilities that represent the policyholders’ equity in those assets. The Company earns mortality and expense risk fees from the separate accounts and may assess withdrawal charges in the event of early withdrawals. Separate account variable universal life insurance contracts include a GMDB and a secondary no-lapse guarantee, which keeps the policy in-force as long as minimum scheduled premiums are paid. Variable annuity contracts may include a GMDB, a guaranteed payout annuity floor (similar to a guaranteed minimum income benefit), a guaranteed minimum income benefit or guaranteed minimum withdrawal benefit or a combination thereof. These guarantees are backed by investments held in the general account. The separate account assets without guarantees represent variable life and annuity products with assets and liabilities valued at fair value. The Company bears no market or default risk for these assets.

The total amounts paid from the general account to the separate account related to separate account guarantees for the preceding five years ended December 31, 2024, 2023, 2022, 2021 and 2020 were $24.7, $34.3, $30.9, $23.0, and $35.6, respectively. To compensate the general account for the risks taken, the separate accounts has paid risk charges of $21.9, $23.4, $25.5, $27.9, and $28.8, for the past five years ended December 31, 2024, 2023, 2022, 2021 and 2020, respectively.

Assets supporting the Company’s separate account product contracts of $4,175.2 and $4,231.0 as of December 31, 2024 and 2023, respectively, were considered legally insulated and not subject to claims of the general account.

F-55

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2024 was as follows:

	Non-indexed guarantee less than or equal to 4%	Non-indexed guarantee more than 4%	Non-guaranteed separate accounts	Total
Premiums, considerations or deposits for the year ended December 31, 2024	$—	$—	$14.5	$14.5

Reserves as of December 31, 2024:
For accounts with assets at:
Fair value	$2.9	$1.8	$4,151.1	$4,155.8

Total reserves	$2.9	$1.8	$4,151.1	$4,155.8

By withdrawal characteristics:
With fair value adjustment	$2.9	$1.8	$—	$4.7
At fair value	—	—	4,151.1	4,151.1

Subtotal	2.9	1.8	4,151.1	4,155.8
Not subject to discretionary withdrawal	—	—	—	—

Total	$2.9	$1.8	$4,151.1	$4,155.8

Reconciliation of net transfers to (from) separate accounts for the year ended December 31, 2024 was as follows:

2024
Transfers as reported in the Summary of Operations of the separate accounts statement:
Transfers to separate accounts	$14.5
Transfers from separate accounts	570.5

Net transfers from separate accounts, per the separate accounts annual statement	(556.0)
Reconciling adjustments:
Transfer to separate accounts – reinsured	193.8

Net transfers from separate accounts, per the Statutory Statement of Summary of Operations	$(362.2)

All assets, liabilities and surplus related to the separate accounts have been recorded in the financial statements.

(11)	FHLB Funding Agreement

(1)

The Company is a member of the Federal Home Loan Bank of Atlanta (“FHLB Atlanta”). Through its membership, the Company has outstanding funding agreements with FHLB Atlanta, as of December 31, 2024, in the amount of $50.0, which related to total liabilities of $50.1, of which $0.1 was accrued interest. As of December 31, 2023, the Company had outstanding funding agreements with FHLB Atlanta in the amount of $100.0, which related to total liabilities of $100.2, of which $0.2 was accrued interest. The Company uses these funds for liquidity management and asset liability management in an investment spread strategy, consistent with its other investment spread programs. The Company records the funds under SSAP No. 52, Deposit-Type Contracts, consistent with its accounting for other deposit type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB Atlanta for use in general operations would be accounted for under SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. The tables below

F-56

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2024 and 2023. The Company has determined the actual or estimated maximum borrowing capacity in accordance with FHLB Atlanta regulatory and or specific borrowing limits.

(2)	The tables below indicate the amount of FHLB Atlanta stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Atlanta as of December 31, 2024 and 2023:

FHLB Capital Stock

a.	Aggregate Totals as of December 31, 2024 and 2023:

	2024
Description	Total	General account	Separate accounts
Membership stock — Class A	$—	$—	$—
Membership stock — Class B	12.0	12.0	—
Activity stock	2.4	2.4	—
Excess stock	—	—	—

Aggregate total	$14.4	$14.4	$—

Actual or estimated borrowing capacity as determined by the insurer	$750.0	XXX	XXX

	2023
Description	Total	General account	Separate accounts
Membership stock — Class A	$—	$—	$—
Membership stock — Class B	12.4	12.4	—
Activity stock	4.7	4.7	—
Excess stock	—	—	—

Aggregate total	$17.1	$17.1	$—

Actual or estimated borrowing capacity as determined by the insurer	$750.0	XXX	XXX

b.	Membership stock (Class A and B) eligible for redemption

Membership stock	2024 total	Not eligible for redemption	Less than 6 months	6 months to less than 1 year	1 to less than 3 years	3 to 5 years
Class A	$—	$—	$—	$—	$—	$—
Class B	12.0	12.0	—	—	—	—

F-57

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

(3)	Collateral Pledged to FHLB

a.	Amount pledged as of December 31, 2024 and 2023:

	Fair value	Carrying value	Aggregate total borrowing
1. Current year total general and separate accounts total collateral pledged (Lines 2+3)	$169.9	$186.7	$50.0
2. Current year general account total collateral pledged	169.9	186.7	50.0
3. Current year separate accounts total collateral pledged	—	—	—
4. Prior year-end total general and separate accounts total collateral pledged	191.3	200.7	100.0

b.	Maximum amount pledged during reporting period ending December 31, 2024 and 2023:

	Fair value	Carrying value	Amount borrowed at time of maximum collateral
1. Current year total general and separate accounts maximum collateral pledged (Lines 2+3)	$190.2	$200.7	$100.0
2. Current year general account maximum collateral pledged	190.2	200.7	100.0
3. Current year separate accounts maximum collateral pledged	—	—	—
4. Prior year-end total general and separate accounts maximum collateral pledged	291.9	285.7	150.0

(4)	Borrowing from FHLB

a.	Amount as of December 31, 2024 and 2023:

	2024
Description	Total	General account	Separate accounts	Funding agreements reserves established
1. Debt	$—	$—	$—	XXX
2. Funding agreements	50.0	50.0	—	$50.1
3. Other	—	—	—	XXX

4. Aggregate total (1+2+3)	$50.0	$50.0	$—	$50.1

	2023
Description	Total	General account	Separate accounts	Funding agreements reserves established
1. Debt	$—	$—	$—	XXX
2. Funding agreements	100.0	100.0	—	$100.2
3. Other	—	—	—	XXX

4. Aggregate total (1+2+3)	$100.0	$100.0	$—	$100.2

F-58

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

b.	Maximum amount during reporting period ending December 31, 2024:

Description	Total	General account	Separate accounts
1. Debt	$—	$—	$—
2. Funding agreements	100.0	100.0	—
3. Other	—	—	—

4. Aggregate total (Lines 1+2+3)	$100.0	$100.0	$—

c.	FHLB — prepayment obligations

Description	Does the company have prepayment obligations under the following arrangements (Yes/No)?
Debt	No
Funding agreements	No
Other	No

(12)	Fair Value of Financial Instruments

The following tables set forth the Company’s assets and liabilities that were reported at fair value as of December 31, 2024 and 2023:

	2024
	Level 1	Level 2	Level 3	Net asset value (NAV)	Total
Assets
Bonds:
Commercial mortgage-backed	$—	$—	$—	$—	$—

Total bonds	—	—	—	—	—

Perpetual Preferred Stock:
Industrial and miscellaneous	—	10.4	1.1	—	11.5

Total preferred stock	—	10.4	1.1	—	11.5

Common stock:
Industrial and miscellaneous	32.5	—	14.4	—	46.9

Total common stock	32.5	—	14.4	—	46.9

Cash equivalents:
Money market mutual funds	272.7	—	—	—	272.7

Total cash equivalents	272.7	—	—	—	272.7

Derivative assets:
Equity index options	—	—	18.9	—	18.9

Total derivative assets	—	—	18.9	—	18.9

Separate account assets	4,156.5	12.6	—	—	4,169.1

Total assets	$4,461.7	$23.0	$34.4	$—	$4,519.1

F-59

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

	2023
	Level 1	Level 2	Level 3	Net asset value (NAV)	Total
Assets
Bonds:
Commercial mortgage-backed	$—	$0.1	$—	$—	$0.1

Total bonds	—	0.1	—	—	0.1

Perpetual Preferred Stock:
Industrial and miscellaneous	—	12.8	1.2	—	14.0

Total preferred stock	—	12.8	1.2	—	14.0

Common stock:
Industrial and miscellaneous	28.6	—	17.1	—	45.7

Total common stock	28.6	—	17.1	—	45.7

Cash equivalents:
Money market mutual funds	381.6	—	—	—	381.6

Total cash equivalents	381.6	—	—	—	381.6

Derivative assets:
Equity index options	—	—	14.9	—	14.9

Total derivative assets	—	—	14.9	—	14.9

Separate account assets	4,211.4	13.0	—	—	4,224.4

Total assets	$4,621.6	$25.9	$33.2	$—	$4,680.7

The following tables present additional information about assets and liabilities measured at fair value for which the Company has utilized significant unobservable (Level 3) inputs to determine fair value as of December 31, 2024, 2023 and 2022:

	2024
Investments	Beginning balance as of January 1, 2024	Transfers in to Level 3	Transfers out of Level 3	Total gains and (losses) included in net income (loss)	Total gains and (losses) included in surplus	Purchases	Issuances	Sales	Settlements	Ending balance as of December 31, 2024
Preferred and Common stock	$18.3	$—	$—	$—	$(0.1)	$—	$—	$(2.7)	$—	$15.5
Derivative assets	14.9	—	—	8.0	1.1	16.1	—	(21.2)	—	18.9

Total assets	$33.2	$—	$—	$8.0	$1.0	$16.1	$—	$(23.9)	$—	$34.4

F-60

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

	2023
Investments	Beginning balance as of January 1, 2023	Transfers in to Level 3	Transfers out of Level 3	Total gains and (losses) included in net income (loss)	Total gains and (losses) included in surplus	Purchases	Issuances	Sales	Settlements	Ending balance as of December 31, 2023
Preferred and Common stock	$17.6	$—	$—	$—	$—	$4.1	$—	$(3.4)	$—	$18.3
Derivative assets	5.7	—	—	(3.6)	9.6	12.4	—	(9.2)	—	14.9

Total assets	$23.3	$—	$—	$(3.6)	$9.6	$16.5	$—	$(12.6)	$—	$33.2

	2022
Investments	Beginning balance as of January 1, 2022	Transfers in to Level 3	Transfers out of Level 3	Total gains and (losses) included in net income (loss)	Total gains and (losses) included in surplus	Purchases	Issuances	Sales	Settlements	Ending balance as of December 31, 2022
Common stock	$17.9	$—	$—	$—	$(0.4)	$0.8	$—	$(0.7)	$—	$17.6
Separate account assets	1.0	—	—	—	—	—	—	—	(1.0)	—
Derivative assets	41.9	—	—	(3.0)	(17.1)	13.4	—	(29.5)	—	5.7

Total assets	$60.8	$—	$—	$(3.0)	$(17.5)	$14.2	$—	$(30.2)	$(1.0)	$23.3

Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net income (loss) or change in net unrealized capital gains (losses) based on the appropriate accounting treatment for the instrument.

Purchases, sales, issuances and settlements represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and settlements of investments.

There were no gains or losses for the period included in net income (loss) attributable to unrealized gains (losses) related to assets still held as of the reporting date.

F-61

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

The following tables set forth the Company’s financial instruments’ fair value, admitted amounts and level of fair value amounts as of December 31, 2024 and 2023:

	2024
Financial instruments	Aggregate fair value	Admitted assets	Level 1	Level 2	Level 3	Net asset value (NAV)	Not practicable (carrying value)
Bonds	$7,884.6	$8,808.9	$—	$7,248.4	$636.2	$—	$—
Preferred and common stocks-nonaffiliates	81.5	80.5	32.5	33.5	15.5	—	—
Separate account assets	4,169.1	4,169.1	4,156.5	12.6	—	—	—
Mortgage loans	1,476.3	1,599.4	—	—	1,476.3	—	—
Short-term investments	0.7	0.7	—	0.7	—	—	—
Cash equivalents	272.7	272.7	272.7	—	—	—	—
Other invested assets	131.2	147.3	—	131.2	—	—	—
Derivative assets	24.4	20.4	—	3.0	21.4	—	—
Derivative liabilities	12.8	—	—	0.6	12.2	—	—

	2023
Financial instruments	Aggregate fair value	Admitted assets	Level 1	Level 2	Level 3	Net asset value (NAV)	Not practicable (carrying value)
Bonds	$8,588.5	$9,199.0	$—	$7,892.6	$695.9	$—	$—
Preferred and common stocks-nonaffiliates	59.7	59.7	28.6	12.8	18.3	—	—
Separate account assets	4,224.4	4,224.4	4,211.4	13.0	—	—	—
Mortgage loans	1,550.3	1,681.5	—	—	1,550.3	—	—
Short-term investments	7.0	7.0	—	—	7.0	—	—
Cash equivalents	381.6	381.6	381.6	—	—	—	—
Other invested assets	126.4	136.6	—	126.4	—	—	—
Derivative assets	37.0	15.5	—	2.3	34.7	—	—
Derivative liabilities	1.1	—	—	1.1	—	—	—

The carrying value of contract loans, payables and receivables that are financial instruments approximate fair value as of December 31, 2024 and 2023, and therefore are not presented in the tables above. There were no financial instruments for which it was not practicable to estimate fair value.

(13)	Retained Assets

The Company provides a claim form to the beneficiary to choose among various disbursement options which include a payment by check, annuity stream or retained asset account, which the Company refers to as a Secure Access Account. Since April 2011, the Company has required the beneficiary to make a positive election of a retained asset account in order to credit death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account (except in Vermont, whose residents are not eligible for retained asset accounts). Prior to April 2011, in nine states, the Company credited death benefit proceeds from a life insurance policy or an annuity contract to a retained asset account only if the beneficiary affirmatively selected a retained asset account. In all other states (except Vermont, whose residents are not eligible for retained asset accounts) prior to April 2011, the Company credited death benefit proceeds to a retained asset account if the beneficiary affirmatively selected a retained asset account or if the beneficiary failed to select any disbursement options on the claim form.

F-62

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

Credited interest rates ranged from 1.0% to 6.0% for the years ended December 31, 2024 and 2023, respectively, and from 0.1% to 6.0% for the year ended December, 2022. For the years ended December 31, 2024, 2023 and 2022, the weighted average crediting rate was 2.6%. The Company discloses the relevant details about its retained asset program, including disclosure of the fact that accounts are not Federal Deposit Insurance Corporation insured, in the information provided to the beneficiary with the claim form and in the supplemental contract issued when a retained asset account is established. The account balance and credited interest are fully backed by the claims-paying ability of the issuing insurance company. The Company’s Secure Access program is fully compliant with guidance on retained asset account programs issued in 1995 by the NAIC, and the NAIC’s sample bulletin on retained asset accounts issued in December 2010.

The following table sets forth the number and balance of retained asset accounts in force as of December 31, 2024 and 2023:

	In force
	2024		2023
	Number of policies	Amount	Number of policies	Amount
Up to and including 12 months	3	$0.2	18	$0.9
13 to 24 months	14	0.6	23	2.0
25 to 36 months	16	1.2	38	4.4
37 to 48 months	30	3.4	54	7.3
49 to 60 months	43	5.0	45	7.4
Over 60 months	1,947	181.9	2,207	207.8

Total	2,053	$192.3	2,385	$229.8

Retained assets are a component of Liability for deposit-type contracts on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus.

The following table presents additional information regarding the changes in the number and balance of the retained asset accounts related to individual contracts for the years ended December 31, 2024, 2023 and 2022. There were no group contracts in 2024, 2023 and 2022.

	2024		2023		2022
	Number of policies	Amount	Number of policies	Amount	Number of policies	Amount
Retained assets accounts as of the beginning of the year	2,385	$229.8	3,663	$293.5	3,960	$322.3
Retained asset accounts issued/ added during the year	3	0.9	14	1.4	28	2.9
Investment earnings credited to retained asset accounts during the year	—	5.4	—	7.3	—	7.9
Fees and other charges assessed to retained asset accounts during the year	—	—	—	—	—	—
Retained asset accounts transferred to state unclaimed property funds during the year	(1)	—	—	—	(11)	(0.8)
Retained asset accounts closed/ withdrawn during the year	(334)	(43.8)	(1,292)	(72.4)	(314)	(38.8)

Retained asset accounts at the end of the year	2,053	$192.3	2,385	$229.8	3,663	$293.5

F-63

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

(14)	Risk Sharing Provisions of the Affordable Care Act

The Company does not write accident and health insurance policies subject to the affordable care act risk sharing provisions. Although the Company holds several accident and health policies in-force, these policies are not subject to the affordable care act sharing provisions.

(15)	Investments in SCA Entities

The Company has two controlling investments in the common stock and one controlling investment in the preferred stock of noninsurance subsidiaries as of December 31, 2024 and 2023:

Description of SCA investment (excluding 8.b.i entities)	Gross amount	Nonadmitted amount	Admitted amount	Date of filing to NAIC	Type of NAIC filing	NAIC response received (yes/no)	2024 NAIC valuation amount	2023 NAIC valuation amount	NAIC reject entity’s valuation method, resubmission required (yes/no)
JAC (VA)	$3.8	$3.8	$—	8/3/2022	Sub-1	yes	$—	$—	no
ASI (VA)*	—	—	—	9/6/2017	Sub-1	yes	—	—	no
Newco (VA)	43.8	—	43.8	5/9/2024	Sub-2	yes	45.0	45.7	no
GFA	0.5	0.5	—	12/5/2017	Sub-1	yes	—	—	no

Aggregate Total	$48.1	$4.3	$43.8				$45.0	$45.7

*	ASI (VA) rounds to zero.

(16)	Reconciliation to the Annual Statement

The accompanying statutory financial statements do not agree to the 2023 and 2022 Annual Statement of the Company. The following tables summarize the differences:

	2023
	As reported in the Annual Statement	Difference	As reported in the accompanying statutory financial statements
Statutory Statements of Summary of Operations
Federal income taxes	$23.6	$(8.7)	$14.9

Statutory Statements of Changes in Capital and Surplus
Net income	89.7	8.7	98.4
Change in net deferred income taxes	2.1	(8.7)	(6.6)
Change in nonadmitted assets	34.6	(3.3)	31.3
Prior period correction — cross-entity term conversions	32.3	(32.3)	—
Prior period correction — term conversion coding	(3.2)	3.2	—

The 2023 Annual Statement reflected prior period corrections that were recorded through surplus but were corrected in the 2022 audited statutory financial statements as discussed below. Therefore, there was no change in the ending 2023 capital and surplus.

F-64

GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements — Continued

December 31, 2024, 2023 and 2022

(Dollar amounts in millions)

	2022
	As reported in the Annual Statement	Difference	As reported in the accompanying statutory financial statements
Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus
Amounts recoverable from reinsurers and funds held	$417.0	$44.3	$461.3
Deferred tax assets	100.7	4.2	104.9
Aggregate reserves — life	7,176.4	7.4	7,183.8
Current Federal income tax payable	20.3	8.7	29.0
Unassigned deficit	(710.2)	32.4	(677.8)

Statutory Statements of Summary of Operations
Premiums and annuity considerations	180.5	1.2	181.7
Death benefits	388.1	(18.1)	370.0
Decrease in aggregate reserves — life, annuity and accident and health	(472.0)	7.4	(464.6)
Federal income taxes	(32.1)	8.7	(23.4)

Statutory Statements of Changes in Capital and Surplus
Net income (loss)	(3.1)	3.2	0.1
Change in net deferred income taxes	(13.4)	6.2	(7.2)
Change in nonadmitted assets	(4.8)	3.3	(1.5)
Prior period correction — cross-entity term conversions	—	19.7	19.7

As discussed in Note 1(w), in 2022, the Company recorded a prior period correction that resulted in an increase to the reinsurance recoverable from GLIC of $25.0 and a decrease net deferred tax assets by $5.3, with an offsetting decrease of $19.7 to unassigned deficit through a prior period correction — cross-entity term conversions.

In 2022, the Company also recorded a correction for a reinsurance coding issue that resulted in an increase to the reinsurance recoverable from GLIC of $19.3, an increase in premiums of $1.2 and a decrease of $18.1 in death benefits. The correction also reflected an increase in aggregate reserves — life of $7.4 and a corresponding lower decrease in aggregate reserves — life, annuity and accident and health of $7.4. This correction resulted in an increase in net income of $3.2.

(17)	Subsequent Events

There were no material events that occurred subsequent to December 31, 2024. Subsequent events have been considered through April 25, 2025, the date the statutory financial statements were available to be issued.

F-65